As filed with the U.S. Securities and Exchange Commission on June 16, 2026

1933 Act File No. 333-12745
1940 Act File No. 811-07831

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	66	[X]

and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]
Amendment No.	68	[X]

FMI FUNDS, INC.
(Exact Name of Registrant as Specified in Charter)

790 North Water Street, Suite 2100
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)

(414) 226-4555
(Registrant’s Telephone Number, Including Area Code)
John S. Brandser Fiduciary Management, Inc. 790 North Water Street, Suite 2100 Milwaukee, WI 53202 (Name and Address of Agent for Service)	Copy to: Peter Fetzer Foley & Lardner LLP 777 East Wisconsin Avenue Milwaukee, Wisconsin 53202

It is proposed that this filing will become effective (check appropriate box)
[ ]	immediately upon filing pursuant to Rule 485(b).
[ ]	on December 31, 2024 pursuant to Rule 485(b).
[ ]	60 days after filing pursuant to Rule 485(a)(1).
[ ]	on (date) pursuant to Rule 485(a)(1).
[X]	75 days after filing pursuant to Rule 485(a)(2).
[ ]	on (date) pursuant to Rule 485(a)(2).

If appropriate, check the following box:
[ ]	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

Explanatory Note:  This Post-Effective Amendment No. 66 under the Securities Act of 1933, as amended, for FMI Funds, Inc. (the “Registrant”) relates to a new series of the Registrant, the FMI Global Equity ETF.  The prospectus and statement of additional information for the other series of the Registrant are not changed, modified or amended by the filing of this Post-Effective Amendment.

SUBJECT TO COMPLETION
Dated June 16, 2026
The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

PROSPECTUS	[•], 2026

FMI Global Equity ETF ([•]) Listed on NYSE Arca, Inc.
__________________
FMI Global Equity ETF is an exchange-traded fund (ETF) seeking long-term capital appreciation by investing mainly in a limited number of large capitalization stocks of global companies (U.S. and non-U.S. companies). The Fund is actively managed and is intended for long-term investors.
FMI Funds, Inc. 790 North Water Steet, Suite 2100 Milwaukee, Wisconsin 53202	1-800-811-5311 www.fmietf.com
The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

FMI Funds, Inc. Advised by Fiduciary Management, Inc. www.fmietf.com

Contents
FUND SUMMARY	3

FMI Global Equity ETF	3

FUND DETAILS	10

MANAGEMENT OF THE FUND	18

HOW TO BUY AND SELL SHARES	19

DIVIDENDS, DISTRIBUTIONS AND TAXES	23

BOOK ENTRY	24

CREATIONS AND REDEMPTIONS	24

ADDITIONAL INFORMATION	26

FINANCIAL HIGHLIGHTS	26

FUND SUMMARY

FMI GLOBAL EQUITY ETF SUMMARY
Investment Objective:  FMI Global Equity ETF (the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund: The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%
Fee waivers and/or expense reimbursement	-0.05%
Net Annual Fund Operating Expenses	0.55%

1 The management fee is structured as an “all-inclusive” fee out of which the Fund’s adviser pays all of the ordinary operating expenses of the Fund, except for the fee payment under this Agreement; payments under any 12b-1 plan; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary or other non-routine expenses of the Fund; so that the Net Annual Fund operating expenses is limited to 0.55% of the Fund’s average daily net assets. This contractual limitation is in effect until January 31, 2027, and which agreement may only be terminated by the Fund’s Board of Directors.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1 Year	3 Years
$56	$187
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  Because the Fund has not yet commenced operations as of the date of the Prospectus, there is no portfolio turnover information quoted for the Fund.

2

Principal Investment Strategies: The Fund invests mainly in a limited number of large capitalization stocks of (U.S. and non-U.S. companies) global companies (namely, companies whose market capitalization is generally not smaller than the smallest market capitalization of a company in the MSCI World Index at the time of initial purchase. As of September 30, 2026, the smallest market capitalization in the MSCI World Index was $[•] billion.) The Fund normally invests in common stocks and other equity securities, including preferred stocks, convertible preferred stocks, warrants, American Depositary Receipts (“ADRs”), American Depositary Shares (“ADSs”), and exchange-traded funds (“ETFs”). U.S. companies are companies listed or traded on a national securities exchange or on a national securities association, including foreign securities traded on a national securities exchange or on a national securities association. Non-U.S. companies are companies domiciled or headquartered outside of the United States, or whose primary business activities or principal trading markets are located outside of the United States in predominantly developed markets, although the Fund may also invest in emerging markets. Under normal circumstances, the Fund will invest at least 40% of its assets in non-U.S. companies. If the Fund’s investment adviser deems market conditions less favorable for non-U.S. companies, the Fund could invest less than 40% but would invest at least 30% of its assets in non-U.S. companies. The Fund may invest a substantial portion of its assets in issuers located in a limited number of countries, and the Fund’s geographic and industry exposures may differ significantly from broad global market benchmarks.
The Fund may invest in ADRs through both sponsored and unsponsored arrangements. Issuers of the securities underlying sponsored ADRs, but not unsponsored ADRs, are contractually obligated to disclose material information in the United States. Therefore, the market value of unsponsored ADRs is less likely to reflect the effect of such information. The Fund may also invest in ADSs and other depositary receipt arrangements, which are subject to risks similar to direct investments in foreign securities and may involve additional expenses, reduced voting rights, reduced information access, and imperfect correlation to the underlying foreign securities.
With the Fund’s investments limited in number, a substantial amount of the Fund’s assets (namely, more than 25% of its assets) may be in issuers located in a limited number of countries, and it is likely that the geographical and industry weightings of the Fund will differ significantly from popular global benchmarks. The Fund views an investment in the securities of a company domiciled or headquartered in an emerging market, or whose primary business activities or principal trading markets are located in an emerging market as an investment in an emerging market.
The Fund uses fundamental analysis to look for stocks of good businesses that are selling at value prices in an effort to achieve above average performance with below average risk.  The Fund believes good businesses have some or all of the following characteristics:
•	A strong, defendable market niche or products and services niche that is difficult to replicate
•	A high degree of relative recurring revenue
•	Modestly priced products or services
•	Attractive return-on-investment economics (namely, where return on investment exceeds a company’s cost of capital over a three to five year period)
•	Above-average growth or improving profitability prospects
The Fund considers valuation:
•	On both an absolute and relative to the market basis
•	Utilizing both historical and prospective analysis

3

In reviewing companies, the Fund applies the characteristics identified above on a case-by-case basis as the order of importance varies depending on the type of business or industry and the company being reviewed.
The Fund’s portfolio managers will generally sell a portfolio security when they believe:
•	The security has achieved its value potential
•	Such sale is necessary for portfolio diversification
•	Changing fundamentals signal a deteriorating value potential
•	Other securities have better value potential
•	The investment thesis has changed or they determine that another investment offers a more attractive risk/reward profile
Principal Risks: There is a risk that you could lose all or a portion of your money on your investment in the Fund.  This risk may increase during times of significant market volatility.  The risks below could affect the value of your investment, and because of these risks the Fund is a suitable investment only for those investors who have long-term investment goals:
•	ETF Risks: As an exchange-traded fund (“ETF”), the Fund is subject to the following risks:
◦
Premium/Discount: Fund shares are bought and sold in the secondary market at market prices rather than NAV and may trade at a premium or discount to NAV. The market price of Fund shares fluctuates in response to changes in the value of the Fund’s holdings, supply and demand for shares, and other market factors. During periods of market volatility or market disruption, shares may trade at a larger premium or discount to NAV and the bid/ask spread may widen. Because a significant portion of the Fund’s portfolio may trade on foreign markets that are closed when the Fund’s shares are trading in the United States, the Fund’s shares may trade at premiums or discounts that are greater than those experienced by domestic ETFs.

◦
Trading Halt: Trading in Fund shares on NYSE Arca may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in shares inadvisable. There can be no assurance that the requirements of NYSE Arca necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. Trading may also be halted because of extraordinary market volatility pursuant to exchange “circuit breaker” rules or due to operational issues affecting the Fund, the exchange, Authorized Participants, market makers, or other market participants.

◦
Cash Transactions Risk: The Fund may effect its creations and redemptions in cash or partially in cash. As a result, an investment in the Fund may be less tax-efficient than an investment in other ETFs that effect their creations and redemptions primarily on an in-kind basis. Cash creations and redemptions may require the Fund to sell portfolio securities and may cause the Fund to incur brokerage and other transaction costs and recognize capital gains that it might not have recognized if it had made redemptions in-kind.

4

◦
Authorized Participant Concentration: The Fund may have a limited number of financial institutions that may act as Authorized Participants. To the extent those Authorized Participants are unavailable or unwilling to engage in creation or redemption transactions and no other Authorized Participant steps forward, Fund shares may trade at a premium or discount to NAV and possibly face trading halts or delisting. The Fund may also rely on a limited number of market makers and liquidity providers. If market makers, liquidity providers, or Authorized Participants exit the business or otherwise reduce their activities, the Fund’s shares may trade at wider bid-ask spreads and/or larger premiums or discounts to NAV.

◦
Costs of Buying or Selling Shares: Investors buying or selling Fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers and may incur a bid-ask spread. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund shares. Frequent trading may significantly reduce investment results and an investment in Fund shares may not be advisable for investors who anticipate regularly making small investments.

◦
Market Trading Risk: There can be no assurance that an active trading market for Fund shares will develop or be maintained. In stressed market conditions, the liquidity of Fund shares may begin to reflect the liquidity of the Fund’s underlying holdings, which may be significantly less liquid than Fund shares. This could lead to greater differences between the market price of Fund shares and the Fund’s NAV.

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Stock Market Risk: The prices of the securities in which the Fund invests may decline in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. The price declines of common stocks, in particular, may be steep, sudden and/or prolonged. Price and liquidity changes may occur in the market as a whole, or they may occur in only a particular company, industry, sector, or geographical region of the market. These effects could negatively impact the Fund’s performance.

•
Large Capitalization Companies Risk:   Large capitalization companies may grow more slowly than the overall economy and tend to go in and out of favor based on market and economic conditions, and the Fund may underperform investments that focus on small or medium capitalization companies. Large capitalization companies may be less able than smaller companies to adapt quickly to changing market conditions, new competitive challenges, or evolving consumer preferences.

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Medium Capitalization Companies Risk: Medium capitalization companies tend to be more susceptible to adverse business or economic events than large capitalization companies, and there is a risk that the securities of medium capitalization companies may have limited liquidity and greater price volatility than securities of large capitalization companies.

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Focused Portfolio Risk: The Fund’s portfolio tends to be invested in a relatively small number of issuers. As a result, the appreciation or depreciation of any one issuer held by the Fund will have a greater impact on the Fund’s net asset value than it would if the Fund invested in a larger number of issuers. Although that strategy has the potential to generate attractive returns over time, it also increases the Fund’s volatility and may lead to greater losses. The Fund may also invest a substantial portion of its assets in issuers located in a limited number of countries or regions, which may increase the Fund’s sensitivity to economic, political, regulatory, or market developments in those countries or regions.

5

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Value Investing Risk: The Fund’s portfolio managers may be wrong in their assessment of a company’s value and the stocks the Fund holds may not reach what the portfolio managers believe are their full values. From time to time “value” investing falls out of favor with investors. During these periods, the Fund’s relative performance may suffer.

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Fundamental Analysis Risk: The Adviser uses fundamental analysis in selecting investments for the Fund. The success of this approach depends in part on the Adviser’s ability to evaluate business quality, financial condition, competitive position, future earnings, and valuation. If the information used is inaccurate, incomplete, stale, or misinterpreted, or if the Adviser’s analysis is incorrect, the Fund may underperform or lose money.

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Large Shareholder Risk: Certain large shareholders, including Authorized Participants, may from time to time own a substantial amount of the Fund’s shares. There is no requirement that these shareholders maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy.

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New Fund Risk: The Fund is a new fund, with a limited operating history, which may result in additional risks for investors in the Fund. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time. Newer and smaller funds may have wider bid-ask spreads, lower trading volumes, greater trading costs, and less efficient operation than larger or more established funds.

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Foreign Securities Risk:  Stocks of non-U.S. companies (whether held directly or in ADRs or ADSs) as an asset class may underperform stocks of U.S. companies, and such stocks may be less liquid and more volatile than stocks of U.S. companies. The costs associated with securities transactions are often higher in foreign countries than in the U.S. The U.S. dollar value of foreign securities traded in foreign currencies (and any dividends and interest earned) held by the Fund or by exchange-traded funds (“ETFs”) in which the Fund invests may be affected unfavorably by changes in foreign currency exchange rates. An increase in the U.S. dollar relative to these other currencies will adversely affect the Fund, if the positions are not fully hedged. Additionally, investments in foreign securities, whether or not publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Substantial withholding taxes may apply to distributions from foreign companies. Foreign companies may not be subject to the same regulatory requirements as those of U.S. companies and, as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies. Policy and legislative changes in foreign countries and other events affecting global markets, such as the institution of tariffs by the U.S., a rise in protectionist trade policies, the possibility of a national or global recession, risks associated with pandemic and epidemic diseases, trade tensions, the possibility of changes to some international trade agreements, political events, and continuing political tension and armed conflicts may contribute to decreased liquidity and increased volatility in the financial markets. Foreign governments and foreign economies often are less stable than the U.S. Government and the U.S. economy. Foreign markets may be open on days when Fund shares are not priced, and Fund shares may trade on days when foreign markets are closed. This may result in premiums and discounts that are greater than those associated with funds that invest primarily in domestic securities.

6

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Emerging Markets Risk: The risks of investing in non-U.S. securities may be heightened for securities of issuers located in emerging market countries. Emerging market countries tend to have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Emerging market countries may also have less developed legal and accounting systems. In addition to all of the risks of investing in non-U.S. securities, emerging markets are more susceptible to governmental interference, local taxes being imposed on foreign investments, restrictions on gaining access to sales proceeds, and less liquid and efficient trading markets.

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Depositary Receipts Risk: Depositary receipts, including ADRs and ADSs, are generally subject to the same risks as the foreign securities they evidence or into which they may be converted. Depositary receipts may also involve additional risks, including reduced voting rights, additional expenses, less liquidity, and the possibility that the price of the depositary receipt may not track the price of the underlying foreign security. Unsponsored depositary receipts may present greater risks because the issuer of the underlying security is not obligated to provide shareholder communications or other information to investors.

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Liquidity Risk: Liquidity risk is the risk, due to certain investments trading in lower volumes or to market and economic conditions, that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects based on the Fund’s valuation of the investments.  Events that may lead to increased redemptions, such as market disruptions, may also negatively impact the liquidity of the Fund’s investments when it needs to dispose of them.  If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund.  Liquidity issues may also make it difficult to value the Fund’s investments.

•
Changes in Tax Laws: Tax law is subject to change, possibly with retroactive effect, or to different interpretations, and such changes or interpretations could adversely affect the Fund. For example, the Inflation Reduction Act of 2022 added a 15% alternative minimum tax on large corporations and a 1% excise tax on repurchases of stock by publicly traded corporations and certain affiliates. The recently enacted One Big Beautiful Bill Act made significant other changes to the U.S. Internal Revenue Code of 1986, as amended, including permanent reductions to tax rates and disallowance of deductions, that will materially impact funds and their investors. Any future changes are highly uncertain, and the impact on the Fund or its shareholders cannot be predicted. Prospective shareholders should consult their own tax advisors regarding the impact to them of possible changes in tax laws.

•
Equity Securities Risk: Equity securities may be subject to greater fluctuations in market value than other asset classes as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions. The rights of equity stockholders are subordinate to all other claims on a company’s assets including, debt holders and preferred stockholders; therefore, the Fund could lose money if a company in which it invests becomes financially distressed.

7

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Region, Sector or Industry Risk: If the Fund has invested a higher percentage of its total assets in a particular region, sector or industry, changes affecting that region, sector or industry, or the perception of that region, sector or industry, may have a significant impact on the performance of the Fund’s overall portfolio. Individual regions, sectors or industries may be more volatile, and may perform differently than the broader market.

Performance: Because the Fund commenced operations on or after the date of this Prospectus, there is no historical performance information shown here. Performance history will be presented after the Fund has been in operation for one full calendar year. Current performance information is available on the Fund’s website at www.fmietf.com/current-performance/.
Investment Adviser: Fiduciary Management, Inc. is the investment adviser for the Fund.
Portfolio Managers: The Fund’s investment decisions are made by a Portfolio Management Committee (“PMC”) that is jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, which is comprised of the following individuals:

PMC Member	Title with Adviser	Years with Adviser
John S. Brandser	President and Chief Executive Officer	31
Jonathan T. Bloom, CFA®	Chief Investment Officer	16
Benjamin D. Karek, CFA®	Director of Research	9
Matthew T. Sullivan, CFA®	Research Analyst	13
Jordan S. Teschendorf, CFA®	Research Analyst	11
Dain C. Tofson, CFA®	Research Analyst	6

Purchase and Sale of Fund Shares:  The Fund issues and redeems shares at NAV only with Authorized Participants and only in large blocks of shares (each, a “Creation Unit”). Individual Fund shares may not be purchased or redeemed directly with the Fund. An Authorized Participant may purchase or redeem a Creation Unit of the Fund each business day that the Fund is open in exchange for the delivery of a designated portfolio of in-kind securities and/or cash. The Fund reserves the right to permit or require full or partial cash creations or redemptions and to use custom baskets, subject to applicable law and the Fund’s policies and procedures.
Individual Fund shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on NYSE Arca, Inc. and because the shares will trade at market prices rather than NAV, shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).
You may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (“the bid/ask spread”). The bid-ask spread varies over time based on trading volume, market liquidity, and market volatility, and may be significant, especially for small trades. For more information, including recent information (when available) regarding the Fund’s NAV, market price, premiums and discounts, and bid/ask spreads, please visit the Fund’s website at www.fmietf.com. However, because the Fund is newly organized, trading data and related costs are not available as of the date of this Prospectus.

8

Tax Information: The Fund’s distributions generally will be taxable to you, whether they are paid in cash or reinvested in Fund shares, unless you invest through a tax-deferred arrangement, such as a 401(k) plan or an IRA, in which case such distributions may be taxable at a later date.
Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  If made, these payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.
FUND DETAILS

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES AND RISKS
Investment Objective: The Fund seeks long-term capital appreciation.  Although the Fund has no intention of doing so, the Fund may change its investment objective without obtaining shareholder approval.
In accordance with the requirements of Rule 35d-1 under the Investment Company Act, it is a non-fundamental policy of the Fund to normally invest at least 80% of the value of its net assets in the particular type of investment suggested by the Fund’s name (namely, equity securities of U.S. and non-U.S. companies, including companies in emerging markets).  If the Board of Directors determines to change this non-fundamental policy for the Fund, the Fund will provide 60 days’ prior written notice to the shareholders before implementing the change of policy.
The Fund’s portfolio managers are patient investors.  The Fund does not attempt to achieve its investment objectives by active and frequent trading of common stocks.
Principal Investment Strategies: The Fund invests mainly in a limited number of large capitalization (namely, companies whose market capitalization is not smaller than the smallest market capitalization of a company in the MSCI World Large Cap Index at the time of initial purchase. As of September 30, 2026, the smallest market capitalization in the MSCI World Large Cap Index was $[•] billion.) value stocks of global companies (U.S. and non-U.S. companies). The Fund normally invests in common stocks and other equity securities, including preferred stocks, convertible preferred stocks, warrants, American Depositary Receipts (“ADRs”), American Depositary Shares (“ADSs”), and exchange-traded funds (“ETFs”). U.S. companies are companies listed or traded on a national securities exchange or on a national securities association, including foreign securities traded on a national securities exchange or on a national securities association. Non-U.S. companies are companies domiciled or headquartered outside of the United States, or whose primary business activities or principal trading markets are located outside of the United States in predominantly developed markets, although the Fund may also invest in emerging markets. Under normal circumstances, the Fund will invest at least 40% of its assets in non-U.S. companies. If the Fund’s investment adviser deems market conditions less favorable for non-U.S. companies, the Fund could invest less than 40%, but would invest at least 30% of its assets in non-U.S. companies.

9

With the Fund’s investments limited in number, a substantial amount of the Fund’s assets (namely, more than 25% of its assets) may be in issuers located in a limited number of countries, and it is likely that the geographical and industry weightings of the Fund will differ significantly from popular global benchmarks. The Fund views an investment in the securities of a company domiciled or headquartered in an emerging market, or whose primary business activities or principal trading markets are located in an emerging market as an investment in an emerging market.
The Fund operates as an actively managed ETF in reliance on Rule 6c-11 under the Investment Company Act of 1940, as amended, and other applicable federal securities laws and regulations. The Fund will publish its portfolio holdings daily as required for transparent ETFs operating under Rule 6c-11.
Additional Investment Strategy Information: The Fund may invest in exchange-traded ADRs through both sponsored and unsponsored arrangements.  Issuers of the securities underlying sponsored ADRs, but not unsponsored ADRs, are contractually obligated to disclose material information in the United States.  Therefore, the market value of unsponsored ADRs is less likely to reflect the effect of such information.
The Fund uses fundamental analysis to look for stocks of good businesses that are selling at value prices in an effort to achieve above average performance with below average risk.  The Fund believes good businesses have some or all of the following characteristics:
•	A strong, defendable market niche or products and services niche that is difficult to replicate
•	A high degree of relative recurring revenue
•	Modestly priced products or services
•	Attractive return-on-investment economics (namely, where return on investment exceeds a company’s cost of capital over a three to five year period)
•	Above-average growth or improving profitability prospects
The Fund considers valuation:
•	On both an absolute and relative to the market basis
•	Utilizing both historical and prospective analysis
In reviewing companies, the Fund applies the characteristics identified above on a case-by-case basis as the order of importance varies depending on the type of business or industry and the company being reviewed.
The Fund’s portfolio managers will generally sell a portfolio security when they believe:
•	The security has achieved its value potential
•	Such sale is necessary for portfolio diversification
•	Changing fundamentals signal a deteriorating value potential
•	Other securities have a better value potential

10

Principal Risks: There is a risk that you could lose all or a portion of your money on your investment in the Fund.  This risk may increase during times of significant market volatility.  The risks below could affect the value of your investment, and because of these risks the Fund is a suitable investment only for those investors who have long-term investment goals.
•
Premium/Discount: Shares of the Fund are listed for trading on NYSE Arca and are bought and sold in the secondary market at market prices that may differ from the Fund’s NAV. The market price of the Fund’s shares will fluctuate in response to changes in the Fund’s NAV, the intraday value of the Fund’s holdings, and the relative supply of and demand for the Fund’s shares on the exchange. Disruptions to creations and redemptions, market volatility, or a lack of an active trading market for shares may result in shares trading at a significant premium or discount to NAV and/or reduced liquidity for shareholders. If a shareholder purchases shares at a time when the market price is at a premium to NAV or sells shares at a time when the market price is at a discount to NAV, the shareholder may sustain losses.

•
Trading Halt: Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in shares inadvisable. In addition, trading in shares on the exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of the Fund’s shares will continue to be met or will remain unchanged.

•
Cash Transactions Risk: The Fund may effect its creations and redemptions in cash or partially in cash. As a result, an investment in the Fund may be less tax-efficient than an investment in other ETFs that effect their creations and redemptions primarily on an in-kind basis.

•
Authorized Participant: The Fund may have a limited number of financial institutions that may act as Authorized Participants. To the extent those Authorized Participants are unavailable or unwilling to engage in creation or redemption transactions and no other Authorized Participant steps forward, Fund shares may trade at a premium or discount to NAV and possibly face trading halts or delisting.

•
Stock Market Risk: The prices of the securities in which a Fund invests may decline in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. The risk of trade disputes with other countries, the possibility of changes to some international trade agreements, and government or regulatory actions, including the imposition of tariffs or other protectionist actions, could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time. The price declines of common stocks, in particular, may be steep, sudden and/or prolonged. Price and liquidity changes may occur in the market as a whole, or they may occur in only a particular company, industry, sector, or geographical region of the market. These effects could negatively impact the Fund’s performance.

If an investor holds common stock, or common stock equivalents, of any given issuer, the investor would generally be exposed to greater risk than if the investor held preferred stocks and debt obligations of the issuer because common stockholders, or holders of equivalent interests, generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders, and other creditors of such issuers.

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Market events such as these and other types of market events may cause significant declines in the values and liquidity of many securities and other instruments, and significant disruptions to global business activity and financial markets. Turbulence in financial markets, and reduced liquidity in equity, credit and fixed income markets may negatively affect many issuers both domestically and around the world, and can result in trading halts, any of which could have an adverse impact on the Funds. During periods of market volatility, security prices (including securities held by the Funds) could change drastically and with rapidity and therefore adversely affect the Funds.
The risk environment remains elevated, and the Adviser will monitor developments and seek to manage the Funds in a manner consistent with achieving each Fund’s investment objective, but there can be no assurance that it will be successful in doing so.
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Large Capitalization Companies Risk:   Large capitalization companies may grow more slowly than the overall economy and tend to go in and out of favor based on market and economic conditions, and the Fund may underperform investments that focus on small or medium capitalization companies.

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Medium Capitalization Companies Risk: Medium capitalization companies tend to be more susceptible to adverse business or economic events than large capitalization companies, and there is a risk that the securities of medium capitalization companies may have limited liquidity and greater price volatility than securities of large capitalization companies.

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Focused Portfolio Risk: The Fund’s portfolio tends to be invested in a relatively small number of issuers. As a result, the appreciation or depreciation of any one issuer held by the Fund will have a greater impact on the Fund’s net asset value than it would if the Fund invested in a larger number of issuers. Although that strategy has the potential to generate attractive returns over time, it also increases the Fund’s volatility and may lead to greater losses.

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Value Investing Risk: The Fund’s portfolio managers may be wrong in their assessment of a company’s value and the stocks the Fund holds may not reach what the portfolio managers believe are their full values. From time to time “value” investing falls out of favor with investors. During these periods, the Fund’s relative performance may suffer.

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Large Shareholder Risk: Certain large shareholders, including Authorized Participants, may from time to time own a substantial amount of the Fund’s shares. There is no requirement that these shareholders maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy.

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New Fund Risk: The Fund is a new fund, with a limited operating history, which may result in additional risks for investors in the Fund. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time.

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Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets.  Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets.  Levies may be placed on profits repatriated by foreign entities (such as the Fund).  Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for shares of the Fund, and cause the Fund to decline in value.

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Emerging Markets Risk: The risks of investing in non-U.S. securities may be heightened for securities of issuers located in emerging market countries. Emerging market countries tend to have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Emerging market countries may also have less developed legal and accounting systems. In addition to all of the risks of investing in non-U.S. securities, emerging markets are more susceptible to governmental interference, local taxes being imposed on foreign investments, restrictions on gaining access to sales proceeds, and less liquid and efficient trading markets.

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Liquidity Risk: Liquidity risk is the risk, due to certain investments trading in lower volumes or to market and economic conditions, that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects based on the Fund’s valuation of the investments.  Events that may lead to increased redemptions, such as market disruptions, may also negatively impact the liquidity of the Fund’s investments when it needs to dispose of them.  If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund.  Liquidity issues may also make it difficult to value the Fund’s investments.

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Changes in Tax Laws: Tax law is subject to change, possibly with retroactive effect, or to different interpretations, and such changes or interpretations could adversely affect the Fund. For example, the Inflation Reduction Act of 2022 added a 15% alternative minimum tax on large corporations and a 1% excise tax on repurchases of stock by publicly traded corporations and certain affiliates. The recently enacted One Big Beautiful Bill Act made significant other changes to the U.S. Internal Revenue Code of 1986, as amended, including permanent reductions to tax rates and disallowance of deductions, that will materially impact funds and their investors. Any future changes are highly uncertain, and the impact on the Fund or its shareholders cannot be predicted. Prospective shareholders should consult their own tax advisors regarding the impact to them of possible changes in tax laws.

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Equity Securities Risk: Equity securities may be subject to greater fluctuations in market value than other asset classes as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions. The rights of equity stockholders are subordinate to all other claims on a company’s assets including, debt holders and preferred stockholders; therefore, the Fund could lose money if a company in which it invests becomes financially distressed.

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Region, Sector or Industry Risk: If the Fund has invested a higher percentage of its total assets in a particular region, sector or industry, changes affecting that region, sector or industry, or the perception of that region, sector or industry, may have a significant impact on the performance of the Fund’s overall portfolio. Individual regions, sectors or industries may be more volatile, and may perform differently, than the broader market.

NON-PRINCIPAL INVESTMENT STRATEGIES AND RISKS
Temporary Investments: The Fund may, in response to adverse market, economic, political or other conditions, take temporary defensive positions.  This means that the Fund will invest some or all of its assets in money market instruments (like U.S. Treasury Bills or repurchase agreements).  During such periods, the Fund may hold a substantial portion of its assets in cash, cash equivalents, money market instruments, or short-term debt securities. During these periods, the Fund may not achieve its investment objective. When the Fund is not taking a temporary defensive position, it still will hold some cash and money market instruments so that it can pay its expenses, satisfy redemption requests or take advantage of investment opportunities.
ETF Risk:  In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to non-exchange traded funds: (i) an ETF’s shares may trade at a market price that is above or below their net asset value (as discussed more fully below); (ii) an active trading market for an ETF’s shares may not develop or be maintained (as discussed more fully below); (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally (as discussed more fully below).
The market prices of shares of ETFs fluctuate in response to changes in net asset value (“NAV”) and supply and demand for such shares and include a bid-ask spread charged by the exchange specialists, market makers or other participants. ETF shares may trade above or below NAV, especially during periods of market stress, increased volatility, or reduced liquidity in the underlying holdings. There may be times when the market price and the NAV vary significantly. This means that shares of an ETF may trade at a discount to NAV. In particular, the following circumstances may impact the market price of the shares of ETFs: (1) in times of market stress, market makers may step away from their role of market making in the shares of ETFs and in executing trades, which can lead to differences between the market value of the shares and an ETF’s NAV; (2) to the extent authorized participants (“APs”) exit the business or are unable to process creations or redemptions and no other AP can step in to do so, there may be a significantly reduced trading market in the shares, which can lead to differences between the market price of the shares and an ETF’s NAV; (3) the market price for the shares may deviate from an ETF’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for the shares than an ETF’s NAV, which is reflected in the bid and ask price for shares or in the closing price; (4) when all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the shares is open, there may be changes from the last quote of the closed market and the quote from an ETF’s domestic trading day, which could lead to differences between the market value of the shares and an ETF’s NAV; and (5) in stressed market conditions, the market for the shares may become less liquid in response to the deteriorating liquidity of an ETF’s portfolio.

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An active trading market for the shares of ETFs may not be developed or maintained. Trading in shares of ETFs on the stock exchange where they are listed for trading (the “Exchange”) may be halted due to market conditions or for reasons that in the view of the Exchange, make trading in shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares will continue to meet the listing requirements of the Exchange. If the shares are traded outside a collateralized settlement system, the number of financial institutions that can act as APs that can post collateral on an agency basis is limited, which may limit the market for the shares.
Non-U.S. Tax Risk:  The Fund could be subject to significant levels of non-U.S. taxation in connection with the Fund’s activities, thereby reducing the earnings of its investments.  Shareholders may not be able to claim a foreign tax credit for their proportionate shares of any foreign taxes paid by or allocable to the Fund or any investment vehicle through which the Fund directly or indirectly invests.  Moreover, substantial non-U.S. withholding taxes may also apply to proceeds from non-U.S. entities in which the Fund may invest.
Cybersecurity Risk: The Fund and its service providers may be susceptible to operational and information security risks resulting from cyber-attacks or cybersecurity incidents. Cybersecurity events may result in financial loss, the inability of Fund shareholders to transact business, violations of privacy or other laws, regulatory fines or penalties, reputational damage, or additional compliance costs. Cybersecurity incidents affecting issuers of securities in which the Fund invests, Authorized Participants, market makers, or other third parties may also adversely affect the Fund and its shareholders.
DISCLOSURE OF PORTFOLIO HOLDINGS
The Fund’s Statement of Additional Information (“SAI”), which is incorporated by reference into this Prospectus, contains a description of the Fund’s policies and procedures regarding disclosure of its portfolio holdings.
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MANAGEMENT OF THE FUND
Fiduciary Management, Inc. (the “Adviser”) is the investment adviser to the Fund.  The Adviser’s address is:
790 North Water Street, Suite 2100
Milwaukee, Wisconsin 53202
The Adviser has been in business since 1980 and has been the Fund’s only investment adviser.  As the investment adviser to the Fund, the Adviser manages the investment portfolio for the Fund.  The Adviser makes the decisions to buy and sell the investments of the Fund.
The Fund pays the investment adviser an annual all-inclusive management fee of 0.60% based on the Fund’s average daily net assets. The management fee is calculated and accrued daily and it includes investment management services and ordinary, recurring operating expenses, except for certain expenses. The following expenses are excluded from the all-inclusive management fee: interest and borrowing expenses; taxes; brokerage commissions and other transaction costs; fund proxy expenses; and nonrecurring and extraordinary expenses.
A discussion about the factors considered by the Fund’s Board and its conclusions in approving the Fund’s investment management agreement will appear in the Fund’s semiannual core financial statements to shareholders for the period ended March 31.
The Fund’s investment decisions are made by a Portfolio Management Committee (“PMC”).  The investment process employed by the PMC is team-based utilizing primarily in-house, fundamental research, and the PMC as a whole, not any individual PMC member, is primarily responsible for the day-to-day management of the Fund’s portfolio.
John S. Brandser has been employed by the Adviser in various capacities since 1995, currently serving as President, Chief Executive Officer and Secretary. Jonathan T. Bloom, CFA® has been employed by the Adviser in various capacities since 2010 and is currently the Chief Investment Officer. Benjamin D. Karek, CFA® has been employed by the Adviser in various capacities since 2017, currently serving as Director of Research. Matthew T. Sullivan, CFA® has been employed by the Adviser since 2013 as a Research Analyst. Jordan S. Teschendorf, CFA® has been employed by the Adviser since 2015 as a Research Analyst. Dain C. Tofson, CFA®, has been employed by the Adviser since 2019 as a Research Analyst and previously was as a member of Artisan Partners Global Value Equity Team from 2017 - 2019. CFA® is a registered trademark owned by the CFA Institute.
The Fund’s SAI, which is incorporated by reference into this Prospectus, provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of shares in the Fund.
Foreside Financial Services, LLC serves as the distributor (“Distributor”) for the Fund on an agency basis. The Distributor does not maintain a secondary market in Shares. The Distributor has no role in determining the policies of the Fund or the securities that are purchased or sold by the Fund. The Distributor’s principal address is Three Canal Plaza, Suite 100, Portland, ME 04101.

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HOW TO BUY AND SELL SHARES
Fund shares are issued or redeemed only in large blocks of Fund shares (previously defined as “Creation Units”) and only to financial institutions known as Authorized Participants, in accordance with procedures described in the Statement of Additional Information (SAI). Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated basket of in-kind securities and/or cash at NAV next determined after receipt of an order in proper form. The Fund reserves the right to permit or require full or partial cash creations or redemptions and to use custom baskets, subject to applicable law and the Fund’s policies and procedures. For the Fund, the designated basket of cash and/or securities will be determined in accordance with Rule 6c-11 and the Fund’s basket policies and procedures. Creation Unit transactions may be made on any day that the New York Stock Exchange is open for business.
An Authorized Participant is either a “participating party” (i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation) or a Depository Trust Company (“DTC”) participant, in either case, who has executed an agreement with the Distributor, and accepted by the Transfer Agent, with respect to creations and redemptions of Creation Units. Once created, shares of the Fund generally trade in the secondary market in amounts less than a Creation Unit.
Individual shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on NYSE Arca, Inc. and they may be sold at a premium or discount to NAV. When purchasing or redeeming Creation Units, Authorized Participants are also required to pay a fixed purchase or redemption transaction fee as well as any applicable additional variable charge, as described in the SAI. An active trading market for Fund shares may not develop or be maintained.
An Authorized Participant may purchase or redeem a Creation Unit of the Fund on any business day in exchange for the delivery of a designated portfolio of in-kind securities and/or cash. The Fund reserves the right to permit or require full or partial cash creations or redemptions and to use custom baskets, subject to applicable law and the Fund’s policies and procedures. Information about the procedures regarding creation and redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders) and the applicable transaction fees is included in the Fund’s SAI.
Meeting Redemption Requests
The Fund anticipates regularly meeting redemption requests primarily through in-kind redemptions. However, the Fund reserves the right to pay redemption proceeds to an Authorized Participant entirely or partly in cash, consistent with the Order that the Fund received from the SEC to operate the Fund.
Cash used for redemptions will be raised from the sale of portfolio assets or may come from existing holdings of cash or cash equivalents. These redemption methods will be used regularly and may also be used in deteriorating or stressed market conditions.

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Under normal circumstances, the Fund will pay out redemption proceeds to a redeeming Authorized Participant within two days after the Authorized Participant’s redemption request is received, in accordance with the process set forth in the Fund’s SAI and in the agreement between the Authorized Participant and the Distributor. However, the Fund reserves the right, including under stressed market conditions, to take up to seven days after the receipt of a redemption request to pay an Authorized Participant, as permitted by the Investment Company Act. With respect to redemptions that include foreign common stock, the Fund may pay out redemption proceeds or deliver the securities up to 15 days after the receipt of a redemption request, consistent with the Fund’s Order.
Market Price
The trading prices of the Fund’s shares in the secondary market (Market Price) generally differ from the Fund’s daily NAV per share and are affected by market forces such as supply and demand, economic conditions and other factors. NAV is the price per share at which the Fund issues and redeems shares to Authorized Participants in Creation Units (see “Net Asset Value” below). The Fund’s Market Price is based on the current Bid/Ask Price in the secondary market. The “Closing Price” of shares is the official closing price of shares on the Fund’s listing exchange. The “Bid/Ask Price” is the midpoint of the highest bid and lowest offer on the National Best Bid and Offer at the time that the Fund’s NAV is calculated. The “National Best Bid and Offer” is the current national best bid and national best offer as disseminated by the Consolidated Quotation System or UTP Plan Securities Information Processor. You may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Please refer to the Fund’s website for additional information.
The “premium/discount” refers to the premium or discount to NAV at the end of a trading day and will be calculated based on the last Bid/Ask Price or the Closing Price on a given trading day. The NAV of the Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV. A discount or premium could be significant. Information regarding the frequency of daily premiums or discounts, generally at the time the NAV is calculated, during the Fund’s four previous quarters (or for the life of the Fund) can be found at www.fmietf.com.
Although the daily publication of the Fund’s portfolio holdings is intended to facilitate an effective arbitrage mechanism that helps keep the market price of Fund shares at or close to NAV, there is a risk that market prices for Fund shares will vary significantly from NAV, particularly during periods of market volatility or disruption. Investors buying or selling shares in the secondary market may pay more than NAV when buying shares or receive less than NAV when selling shares.
Net Asset Value
To calculate the Fund’s NAV, the Fund’s assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of the Fund’s shares outstanding. On each day that the NYSE is open, Fund shares are ordinarily valued as of the close of regular trading (NYSE Close). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time its NAV is calculated if the Fund or NYSE closes earlier, or as permitted by the SEC.

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The Fund’s NAV is based on the Fund’s portfolio holdings. Market values are used to price portfolio holdings for which market quotations are readily available. If market quotations are not readily available or are deemed unreliable, the Fund will fair value the investment in accordance with procedures approved by the Board. Market values generally reflect the prices at which securities actually trade or represent prices that have been adjusted based on evaluations and information provided by the Fund’s pricing services. Investments in government money market funds are valued at the closing NAV per share of the mutual fund on the day of valuation. If a market value for a portfolio holding is not available or normal valuation procedures are deemed to be inappropriate, the Fund will make a good faith effort to assign a fair value to the holding by taking into account various factors and methodologies that have been approved by the Fund’s Board. This value may differ from the value the Fund receives upon sale of the securities. The Fund may also fair value certain securities or a group of securities if, for example, an event occurs that affects the value of a security after the close of the market.
Investments by Registered Investment Companies
Section 12(d)(1) of the Investment Company Act restricts investments by registered investment companies in the securities of other investment companies, including shares of the Fund. However, registered investment companies are permitted to invest in the Fund beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions, including that such investment companies enter into an agreement with the Fund.
Frequent Purchases and Redemptions of Fund Shares
The Board has not adopted policies and procedures designed to prevent or monitor for frequent purchases and redemptions of the Fund’s shares because the Fund sells and redeems shares at NAV only in Creation Units, pursuant to the terms of the agreement between the Authorized Participant and the Distributor, and such direct trading between the Fund and Authorized Participants is critical to ensuring that the Fund’s shares trade at or close to NAV. Further, the vast majority of trading in Fund shares occurs on the secondary market, which does not involve the Fund directly and, therefore, does not cause the Fund to experience many of the harmful effects of market timing, such as dilution and disruption of portfolio management. In addition, the Fund may impose a transaction fee on Creation Unit transactions, which is designed to offset transfer and other transaction costs incurred by the Fund in connection with the issuance and redemption of Creation Units, and may employ fair valuation pricing to minimize potential dilution from market timing. The Fund reserves the right to reject any purchase order at any time and reserves the right to impose restrictions on disruptive, excessive, or short-term trading.
Compensation to Financial Intermediaries

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The Adviser or the Fund’s distributor will, at their own expense, provide compensation to certain financial intermediaries that have sold shares of or provide shareholder or other services to the Fund, commonly referred to as revenue sharing. These payments may be in the form of asset-based, transaction-based, or flat payments. These payments are used to compensate third parties for distribution, shareholder servicing, or other services. Some of these payments may include expense reimbursements and meeting and marketing support payments (out of the Adviser’s or the Fund’s distributor’s own resources and not as an expense of the Fund) to financial intermediaries, such as broker-dealers, registered investment advisers, in connection with the sale, distribution, marketing, and/or servicing of the Fund. The Statement of Additional Information provides more information about these payment arrangements.
The receipt of, or the prospect of receiving, these payments and expense reimbursements from the Adviser or the Fund’s distributor may influence financial intermediaries, plan sponsors, and other third parties to offer or recommend the Fund over other investment options for which an intermediary does not receive additional compensation (or receives lower levels of additional compensation). In addition, financial intermediaries that receive these payments and/or expense reimbursements may elevate the prominence of the Fund by, for example, placing the Fund on a list of preferred or recommended funds and/or provide preferential or enhanced opportunities to promote the Fund in various ways. Since these additional payments are not paid by the Fund directly, these arrangements do not increase Fund expenses and will not change the price that an investor pays for shares of the Fund or the amount that is invested in the Fund on behalf of an investor. You may ask your financial intermediary for more information about any payments they receive from the Adviser or the Fund’s distributor.
Householding
To reduce expenses, we generally mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts.  If you wish to receive individual copies of these documents, please call the Fund at 1-800-811-5311.  Individual copies will be sent upon request.
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DIVIDENDS, DISTRIBUTIONS AND TAXES
The Fund distributes substantially all of its net investment income and substantially all of its capital gains annually. The Fund may make additional distributions as necessary to satisfy minimum distribution requirements under the Internal Revenue Code and to avoid the imposition of excise taxes. Dividends and other distributions on shares of the Fund are distributed on a pro rata basis to beneficial owners of such shares. Dividend payments are made through DTC participants and indirect participants (each as described in the “Book Entry” section below) to beneficial owners then of record with proceeds received from the Fund.
No dividend reinvestment service is provided by the Fund. Broker-dealers may make available the DTC book-entry dividend reinvestment service for use by beneficial owners of the Fund for reinvestment of their dividend distributions. Beneficial owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require beneficial owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of the Fund purchased in the secondary market.
The following discussion regarding federal income summarizes only some of the important federal income tax considerations affecting the Fund and you as a shareholder.  The discussion is very general and does not address all tax consequences that may be relevant to a particular investor. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.  This discussion is not intended as a substitute for careful tax planning. You should consult your tax advisor about your specific tax situation.  Please see the SAI for additional federal income tax information.
The Fund has elected to be treated and intends to qualify each year as a regulated investment company (a “RIC”).  A RIC is not subject to tax at the corporate level on income and gains from investments that are distributed in a timely manner to shareholders. However, the Fund’s failure to qualify as a RIC would result in corporate level taxation, and consequently, a reduction in income available for distribution to you as a shareholder.
The Fund’s dividends and capital gain distributions may be subject to U.S. federal, state, and local income tax whether received in cash or reinvested in Fund shares.  These dividends and capital gain distributions may be taxed as ordinary income, dividend income or long-term capital gain.
Corporate shareholders may be able to deduct a portion of their distributions when determining their taxable income.
If you purchase shares of the Fund shortly before it makes a taxable distribution, your distribution will, in effect, be a taxable return of capital. Similarly, if you purchase shares of the Fund that has appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and distributes the gain.  The Fund has built up, or has the potential to build up, high levels of unrealized appreciation.

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The Fund will notify you of the tax status dividends and capital gain distributions after the end of each calendar year.
You will generally recognize taxable gain or loss on a redemption of shares in an amount equal to the difference between the amount received and your tax basis in such shares.  This gain or loss will generally be capital and will be long-term capital gain or loss if the shares were held for more than one year.
In general, when a shareholder sells Fund shares, the Fund must report to the shareholder and the IRS the shareholder’s cost basis, gain or loss and holding period in the sold shares using a specified method for determining which shares were sold. You are not bound by this method and, if timely, can choose a different, permissible method.  Please consult with your tax advisor.
If you hold shares in the Fund through a broker (or another nominee), please contact that broker (or nominee) with respect to the reporting of cost basis and available elections for your account.
When you receive a distribution from the Fund or redeem shares, you may be subject to backup withholding.
BOOK ENTRY
DTC serves as securities depository for the shares. (The shares may be held only in book-entry form; stock certificates will not be issued.) DTC, or its nominee, is the record or registered owner of all outstanding shares. Beneficial ownership of shares will be shown on the records of DTC or its participants (described below). Beneficial owners of shares are not entitled to have shares registered in their names, will not receive or be entitled to receive physical delivery of certificates in definitive form and are not considered the registered holder thereof. Accordingly, to exercise any rights of a holder of shares, each beneficial owner must rely on the procedures of: (i) DTC; (ii) “DTC participants” (i.e., securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC); and (iii) “indirect participants” (i.e., brokers, dealers, banks and trust companies that clear through or maintain a custodial relationship with a DTC participant), either directly or indirectly, through which such beneficial owner holds its interests. The Fund understands that under existing industry practice, in the event the Fund requests any action of holders of shares, or a beneficial owner desires to take any action that DTC, as the record owner of all outstanding shares, is entitled to take, DTC would authorize the DTC participants to take such action and that the DTC participants would authorize the indirect participants and beneficial owners acting through such DTC participants to take such action and would otherwise act upon the instructions of beneficial owners owning through them. As described above, the Fund recognizes DTC or its nominee as the owner of all shares for all purposes.
CREATIONS AND REDEMPTIONS
Prior to trading in the secondary market, shares of the Fund are “created” at NAV by market makers, large investors and institutions only in block-size Creation Units. Each “creator” or Authorized Participant enters into an Authorized Participant agreement with the Fund’s Distributor.

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A creation transaction order, which is subject to acceptance by the Distributor, generally takes place when an Authorized Participant deposits into the Fund a designated portfolio of securities (including any portion of such securities for which cash may be substituted) and a specified amount of cash in exchange for a specified number of Creation Units. The names and quantities of the instruments that constitute the basket of securities and other assets in exchange for which the Fund issues or redeems shares will be determined in accordance with the Fund’s basket policies and procedures and applicable law, including Rule 6c-11, except to the extent purchases and redemptions are made entirely or in part on a cash basis.
Similarly, shares can be redeemed only in Creation Units, generally for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) and a specified amount of cash. Except when aggregated in Creation Units, shares are not redeemable by the Fund.
The prices at which creations and redemptions occur are based on the next calculation of NAV after a creation or redemption order is received in an acceptable form under the Authorized Participant agreement. These prices may differ from the market price of the Fund’s shares.
Only an Authorized Participant may create or redeem Creation Units directly with the Fund. In the event of a system failure or other interruption, including disruptions at market makers or Authorized Participants, orders to purchase or redeem Creation Units either may not be executed according to the Fund’s instructions or may not be executed at all, or the Fund may not be able to place or change orders.
When the Fund engages in in kind transactions, the Fund intends to comply with the U.S. federal securities laws in accepting securities for deposit and satisfying redemptions with redemption securities by, among other means, assuring that any securities accepted for deposit and any securities used to satisfy redemption requests will be sold in transactions that would be exempt from registration under the Securities Act of 1933, as amended (“Securities Act”). Further, an Authorized Participant that is not a “qualified institutional buyer,” as such term is defined under Rule 144A of the Securities Act, will not be able to receive restricted securities eligible for resale under Rule 144A.
Creations and redemptions must be made through a firm that is either a member of the Continuous Net Settlement System of the National Securities Clearing Corporation or a DTC participant and has executed an agreement with the Distributor with respect to creations and redemptions of Creation Unit aggregations. The Fund imposes a creation transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Information about the procedures regarding creation and redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders) and the applicable transaction fees are included in the Fund’s SAI.
Your broker-dealer or agent may charge you a fee to effect transactions in Fund shares.
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ADDITIONAL INFORMATION
Disclaimers
Shares of the Fund are not sponsored, endorsed or promoted by NYSE Arca, Inc. NYSE Arca makes no representation or warranty, express or implied, to the owners of the shares of the Fund or any member of the public regarding the ability of the Fund to achieve its investment objective. NYSE Arca is not responsible for, nor has it participated in, the determination of the Fund’s investments, nor in the determination of the timing of, prices of, or quantities of shares of the Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. NYSE Arca has no obligation or liability to owners of the shares of the Fund in connection with the administration, marketing or trading of the shares of the Fund.
Without limiting any of the foregoing, in no event shall the NYSE Arca have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
FINANCIAL HIGHLIGHTS
This section would ordinarily include the Fund’s financial highlights table, which is intended to help you understand the Fund’s financial performance for the periods of operations. Because the Fund commenced operations on or following the date of this Prospectus, no financial highlights are shown.
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Not part of the Prospectus
FMI Funds, Inc.
PRIVACY POLICY
We collect the following nonpublic personal information about you:
•	Information we receive from you on or in applications or other forms, correspondence or conversations.
•	Information about your transactions with us, our affiliates, or others.
We use this information in connection with your investment into the FMI Funds, to provide you with other relevant products that you request from us, to provide you with information about products that may interest you, to improve our website or present our website's contents to you, and as otherwise described to you when collecting your personal information.

We do not disclose any nonpublic personal information about our current or former shareholders to anyone, except as permitted by law.  We may disclose your personal information to our affiliates, vendors, and service providers for a business purpose. For example, we are permitted by law to disclose all of the information we collect, as described above, to our Transfer Agent to process your transactions.  Furthermore, we restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you.  As a result, we do not provide a means for opting out of our limited sharing of your information. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.
In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary may govern how your nonpublic personal information would be shared with nonaffiliated third parties.

FMI Global Equity ETF
To learn more about the Fund, you may want to read the Fund’s SAI which contains additional information about the Fund.  The Fund has incorporated by reference the SAI into this Prospectus.  This means that you should consider the contents of the Fund’s SAI to be part of the Prospectus.
You also may learn more about the Fund’s investments by reading the Fund’s annual and semi-annual reports to shareholders.  The annual report includes a discussion of the market conditions and investment strategies that significantly affected the performance of the Fund during its last fiscal year.
The SAI and the annual and semi-annual reports are all available to shareholders and prospective investors without charge, by calling U.S. Bank Global Fund Services at 1-800-811-5311 or by visiting the Fund’s website www.fmietf.com.
Prospective investors and shareholders who have questions about the Fund may also call the following number or write to the following address.
FMI Funds, Inc.
790 North Water Street,
Suite 2100
Milwaukee, Wisconsin 53202
1-800-811-5311
www.fmietf.com
The general public can review and copy information about the Fund (including the SAI) on the EDGAR Database on the SEC’s Internet website at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e‑mail address:  publicinfo@sec.gov.
Investment Company Act File No. 811-07831
FMI Funds, Inc. 1-800-811-5311 www.fmietf.com

SUBJECT TO COMPLETION
Dated June 16, 2026
The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

STATEMENT OF ADDITIONAL INFORMATION	[•], 2026
FMI FUNDS, INC.
790 North Water Street, Suite 2100
Milwaukee, Wisconsin 53202
FMI Global Equity ETF ([•]) Listed on NYSE Arca, Inc.

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the Prospectus of FMI Global Equity ETF dated [•], 2026.  This Statement of Additional Information relates solely to FMI Global Equity ETF (the “Fund”), a series of FMI Funds, Inc. Shareholders and prospective investors may obtain copies of these documents by calling U.S. Bank Global Fund Services at 1-800-617-0004.  The Prospectus is also available on our website (www.fmietf.com).
The Fund is newly formed and does not have financial statements.
Shareholders may obtain a copy of the Annual Report for the Fund, when it is available, without charge, by calling 1-800-617-0004.

FMI FUNDS, INC.
No person has been authorized to give any information or to make any representations other than those contained in this Statement of Additional Information and the Prospectus dated [•], 2026 and, if given or made, such information or representations may not be relied upon as having been authorized by FMI Funds, Inc.
This Statement of Additional Information does not constitute an offer to sell securities.

FUND HISTORY AND CLASSIFICATION
FMI Funds, Inc., a Maryland corporation incorporated on September 5, 1996 (the “Corporation”), is an open-end, management investment company consisting of FMI Global Equity ETF, and five diversified portfolios: FMI Common Stock Fund (the “Common Stock Fund”), FMI International Fund (the “International Fund”), FMI Large Cap Fund (the “Large Cap Fund”), FMI International Fund II – Currency Unhedged (the “International Currency Unhedged Fund”), and FMI Global Fund (the “Global Fund”). (Collectively, the FMI Global Equity ETF, the Common Stock Fund, the Large Cap Fund, the International Fund, the International Currency Unhedged Fund, and the Global Fund are referred to as the “Funds”.)
Fiduciary Management, Inc. serves as the investment adviser to the Funds (the “Adviser”).  This Statement of Additional Information provides information about the FMI Global Equity ETF.  The Corporation is registered under the Investment Company Act of 1940, as amended (the “1940 Act”).
The FMI Global Equity ETF (the “Fund”) will normally invest in equity securities of U.S. and non-U.S. companies (including companies in emerging markets), and under normal circumstances will invest at least 40% of its assets in non-U.S. companies (or at least 30% when the Adviser deems market conditions less favorable for non-U.S. companies).  The Fund is an actively managed exchange-traded fund and does not seek to track the performance of any index.
The Fund is an exchange-traded fund (“ETF”) that discloses its portfolio holdings daily.  The Fund operates in accordance with Rule 6c-11 under the 1940 Act and applicable exchange listing standards governing exchange-traded funds.
The Fund offers, issues and sells shares at their net asset value per share (“NAV”) only in aggregations of a specified number of shares (“Creation Units”) and multiples thereof.  Creation Units will generally be purchased and redeemed on an in-kind basis.  However, the Fund may permit or require creations and redemptions to be effected fully or partially in cash, including through the use of cash in lieu of one or more Deposit Securities or Redemption Securities, as described below. Accordingly, except where the purchase or redemption will include cash under the circumstances described below under the “Purchase and Redemption of Creation Units” section, purchasers will be required to purchase Creation Units by making an in-kind deposit of specified instruments (“Deposit Securities”), and shareholders redeeming their shares will receive an in-kind transfer of specified instruments (“Redemption Securities”). The Deposit Securities and Redemption Securities may, in certain circumstances, consist of baskets that are not a pro rata representation of the Fund’s portfolio holdings, consistent with Rule 6c-11 and the Fund’s basket policies and procedures.
Only Authorized Participants, which are members or participants of a clearing agency registered with the Securities and Exchange Commission (“SEC”) that have a written agreement with the Fund or one of its service providers, may purchase and redeem Creation Units. Retail investors may not purchase or redeem shares directly from the Fund. The Fund may charge purchase/redemption transaction fees for each purchase and redemption.  The transaction fees are intended to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, and cash transactions may be subject to additional charges. In all cases, redemption transaction fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities.  The Corporation also reserves the right to permit or require that purchase and redemptions of shares are effected fully or partially in cash or a substitution of Deposit Securities in lieu of cash.  Shares may be issued in advance of receipt of Deposit Securities, subject to various conditions, including a requirement that the Authorized Participant maintain a cash deposit equal to at least 115% of the market value of the undelivered Deposit Securities, which percentage the Fund may change from time to time, of the market value of the omitted Deposit Securities.  The Corporation may use such cash deposit at any time to purchase Deposit Securities.  See the “Purchase and Redemption of Creation Units” section below.

The names and quantities of the instruments that constitute the Deposit Securities and the Redemption Securities for the Fund will generally correspond pro rata to the Fund’s actual portfolio holdings, except to the extent that the Fund requires purchases and redemptions to be made entirely or in part on a cash basis, or through the use of custom baskets, as described below under the “Purchase and Redemption of Creation Units” section.
The Fund’s website will disclose the Fund’s full portfolio holdings each business day before the opening of trading on the Exchange, as required by Rule 6c-11 under the 1940 Act and applicable exchange listing standards, including the identities and quantities of the securities and other assets held by the Fund that will form the basis for the calculation of NAV at the end of the business day. Such portfolio transparency is intended to facilitate an effective arbitrage mechanism, which helps keep the market price of the Fund’s shares at or close to the Fund’s NAV per share.
Because the Fund publishes its portfolio holdings daily, the Fund is designed to operate with the transparency generally associated with traditional actively managed ETFs.  Daily portfolio transparency is intended to facilitate an effective arbitrage mechanism, which is designed to help keep the market price of Fund shares at or close to the Fund’s NAV per share. However, there can be no assurance that the arbitrage mechanism will operate as intended.  During periods of market disruption or volatility, there may be an increased risk that market prices will vary significantly from the underlying NAV per share of the Fund. This risk may be heightened because a substantial portion of the Fund’s underlying portfolio may trade on foreign markets that are closed while the Fund’s shares are trading in the United States.
The Fund’s shares may trade at a wider bid/ask spread than shares of ETFs with more liquid underlying holdings or more active secondary trading markets, especially during periods of market disruption or volatility, and, therefore, may cost you more to trade. Because the Fund discloses its portfolio holdings daily, other traders may be able to obtain information concerning the Fund’s investment strategy or trading activities, which may increase the risk that other market participants may engage in predatory or copycat trading practices.  Because the Fund’s shares are traded in the secondary market, a broker may charge a commission to execute a transaction in shares, and you may incur the cost of the spread between the price at which a dealer will buy shares and the somewhat higher price at which a dealer will sell shares.
The Fund’s website provides the Fund’s daily portfolio holdings; the prior business day’s NAV and the closing price or bid/ask price of shares; a calculation of the premium/discount of the closing price or bid/ask price against such NAV; bid-ask spread information; and any other information regarding premiums and discounts and portfolio transparency as may be required under Rule 6c-11 under the 1940 Act.
The Fund will monitor on an ongoing basis how shares trade, including the level of any market price premium or discount to NAV and the bid/ask spreads on market transactions.  See discussion below on “Board Responsibilities Under the Order” for a discussion of actions that the Board (as defined herein) will take with regard to this monitoring.

In the event that securities representing 10% or more of the Fund’s portfolio do not have readily available market quotations, the Fund would promptly request the listing exchange to halt trading in the Fund’s shares.
INVESTMENT RESTRICTIONS
Fundamental Investment Restrictions
The Fund has adopted the following investment restrictions which are matters of fundamental policy and cannot be changed without approval of the holders of the lesser of: (i) 67% of the Fund’s shares present or represented at a shareholders’ meeting at which the holders of more than 50% of such shares are present or represented; or (ii) more than 50% of the outstanding shares of the Fund.
1. The Fund will not purchase securities on margin, participate in a joint trading account, sell securities short, or write or invest in put or call options.
2. The Fund will not borrow money, except as permitted under the 1940 Act.  The Fund may pledge or hypothecate its assets to secure its borrowings.
3. The Fund will not issue senior securities, except for permitted borrowings or as otherwise permitted under the 1940 Act.
4. The Fund will not lend money (except by purchasing securities of a type normally acquired by institutional investors or entering into repurchase agreements) and will not lend its portfolio securities.
5. The Fund will not invest 25% or more of the value of its total assets, determined at the time an investment is made, exclusive of U.S. government securities, in securities issued by companies primarily engaged in the same industry.
6. The Fund will not act as an underwriter or distributor of securities of other issuers except that, in disposition of portfolio securities, it may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended (the “Securities Act”).
7. The Fund will not purchase any interest in any oil, gas or other mineral leases or any interest in any oil, gas or any other mineral exploration or development program.
8. The Fund will not purchase or sell real estate or real estate mortgage loans or real estate limited partnerships.
9. The Fund will not purchase or sell commodities or commodity contracts.
Non-Fundamental Investment Restrictions
The Fund has adopted certain other investment restrictions which are not fundamental policies and which may be changed by the Corporation’s Board of Directors (the “Board”) without shareholder approval.  These additional restrictions are as follows:
1. The Fund will not invest more than 15% of the value of its net assets in illiquid securities. See discussion below on further limitation regarding illiquid securities and Rule 22e-4 under the 1940 Act.

2. The Fund will not purchase the securities of other investment companies except:  (a) as part of a plan of merger, consolidation or reorganization approved by the shareholders of the Fund; (b) securities of registered open-end investment companies; or (c) securities of registered closed-end investment companies on the open market where no commission results, other than the usual and customary broker’s commission.  No purchases described in (b) and (c) will be made if as a result of such purchases (i) the Fund and its affiliated persons would hold more than 3% of any class of securities, including voting securities, of any registered investment company; (ii) more than 5% of the Fund’s net assets would be invested in shares of any one registered investment company; and (iii) more than 10% of the Fund’s net assets would be invested in shares of registered investment companies unless otherwise permitted by exemptions under the 1940 Act or exemptive relief granted by the SEC. See the discussion below of likely exemptions under the 1940 Act on which the Fund may rely.
The Fund may invest in shares of money market funds in excess of the foregoing limitations, subject to the conditions of Rule 12d1-1 under the 1940 Act, including the requirement that the Fund not pay any sales charge or service fee in connection with such investment.  See discussion below on Rule 12d1-4.
Section 12(d)(1)(F) of the 1940 Act provides that the foregoing limitations do not apply to securities purchased or otherwise acquired by the Fund if (1) immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such registered investment company is owned by the Fund and all affiliated persons of the Fund; and (2) the Fund has not, and is not proposing to offer or sell any security issued by it through a principal underwriter or otherwise at a public or offering price which includes a sales load of more than 1 ½% percent.  An investment company that issues shares to the Fund pursuant to Section 12(d)(1)(F) is not required to redeem its shares in an amount exceeding 1% of such investment company’s total outstanding shares in any period of less than thirty days.  Under Section 12(d)(1)(F), the Fund (or the Adviser acting on behalf of the Fund) must comply with the following voting restrictions: when the Fund exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the Fund, the Fund will either seek instruction from the Fund’s shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by the Fund in the same proportion as the vote of all other holders of such security.
3. In accordance with the requirements of Rule 35d‑1 under the 1940 Act, it is a non‑fundamental policy of the Fund to normally invest at least 80% of the value of its net assets (plus the amount of any borrowings for investment purposes) in the particular type of investment suggested by the Fund’s name (namely, equity securities of U.S. and non-U.S. companies, including companies in emerging markets).  If the Board determines to change this non-fundamental policy for the Fund, the Fund will provide 60 days’ prior written notice to the shareholders before implementing the change of policy.  Any such notice will be provided in plain English in a separate written document containing the following prominent statement in bold-face type: “Important Notice Regarding Change in Investment Policy.”  If the notice is included with other communications to shareholders, the aforementioned statement will also be included on the envelope in which the notice is delivered.

The Fund is a transparent, actively managed ETF. The Fund is not an index fund and does not seek to replicate the performance of any securities index. The Fund operates in accordance with the 1940 Act, including Rule 6c-11 thereunder, and applicable exemptive, regulatory and exchange listing requirements governing actively managed exchange-traded funds. Under normal circumstances, the Fund may invest only in exchange-traded funds, exchange-traded notes, exchange-traded common stocks (excluding “penny stocks”), common stocks listed on a foreign exchange that trade on such exchange contemporaneously with the Fund’s shares, exchange-traded preferred stocks, exchange-traded American depositary receipts (ADRs), exchange-traded real estate investment trusts, exchange-traded commodity pools, exchange-traded metals trusts, exchange-traded currency trusts and exchange-traded futures that trade contemporaneously with Fund shares, as well as cash and cash equivalents (which are short-term U.S. Treasury securities, government money market funds, and repurchase agreements). For purposes of the foregoing sentence, “exchange-traded” refers to a national securities exchange as defined in Section 2(a)(26) of the 1940 Act, except that exchange-traded futures will be traded on a U.S. futures exchange where the reference asset is an asset the Fund could invest in directly, or in the case of an index future, based on an index of a type of asset the Fund could invest in directly. The Fund will not borrow for investment purposes or hold short positions. The Fund also will not purchase any securities that are illiquid investments at the time of purchase.
The Fund and its service providers maintain policies and procedures governing the disclosure of portfolio holdings and other material nonpublic information in accordance with applicable law. In addition, the actual portfolio is considered material, non-public information under the codes of ethics of the Fund, the Adviser and the Fund’s distributor, and the agreements related to the Fund’s other service providers with, or any other party given, access to the actual portfolio, including the custodian, administrator and fund accountant, include appropriate confidentiality provisions and generally prohibit such parties from trading based upon this information.
General Notice
The aforementioned fundamental and non-fundamental percentage restrictions on investment or utilization of assets refer to the percentage at the time an investment is made.  If these restrictions (other than those relating to borrowing of money, illiquid securities or issuing senior securities) are adhered to at the time an investment is made, and such percentage subsequently changes as a result of changing market values or some similar event, no violation of the Fund’s fundamental restrictions, or non-fundamental restrictions will be deemed to have occurred.  Any changes in the Fund’s investment restrictions made by the Board will be communicated to shareholders prior to their implementation.
INVESTMENT CONSIDERATIONS
The Fund’s Prospectus describes the Fund’s principal investment strategies and risks.  This section expands upon that discussion and also discusses non-principal investment strategies and risks.  The percentage limitations set forth in this section on investment considerations are not fundamental policies and may be changed without shareholder approval.
The Fund invests mainly in a limited number of large capitalization (namely, companies whose market capitalization is not smaller than the smallest market capitalization of a company in the MSCI World Large Cap Index at the time of initial purchase. As of September 30, 2026, the smallest market capitalization in the MSCI World Large Cap Index was $[●] billion) value stocks of global companies (U.S. and non‑U.S. companies). The Fund has adopted a liquidity risk management program, as required by Rule 22e-4 under the 1940 Act, to assess and manage the Fund’s liquidity risk. The Fund normally invests in common stocks and other equity securities, including preferred stocks, convertible preferred stocks, warrants, American Depositary Receipts (“ADRs”), American Depositary Shares (“ADSs”), and ETFs. U.S. companies are companies listed or traded on a national securities exchange or on a national securities association, including foreign securities traded on a national securities exchange or on a national securities association. Non‑U.S. companies are companies domiciled or headquartered outside of the United States, or whose primary business activities or principal trading markets are located outside of the United States in predominantly developed markets, although the Fund may also invest in emerging markets. Under normal circumstances, the Fund will invest at least 40% of its assets in non‑U.S. companies. If the Adviser deems market conditions less favorable for non‑U.S. companies, the Fund could invest less than 40%, but would invest at least 30% of its assets in non‑U.S. companies.

In addition, the Fund may invest in exchange‑traded American Depositary Receipts (“ADRs”) or American Depositary Shares (“ADSs”), which are dollar‑denominated securities of foreign issuers traded in the U.S. When the Adviser believes that securities other than common stocks offer an opportunity for long‑term capital appreciation or to achieve the Fund’s investment objective, the Fund may also invest in preferred stocks (including convertible preferred stocks), warrants, exchange‑traded notes, and ETFs.
Principal Investment Strategies
Considerations Regarding Market Conditions and Events
Periods of unusually high volatility in the financial markets and restrictive credit conditions, sometimes limited to a particular sector or a geography, continue to occur. Some countries, including the United States, have adopted and/or are considering the adoption of more protectionist trade policies, a move away from the tighter financial industry regulations that followed the financial crisis, and/or substantially reducing corporate taxes. The exact shape of these policies is still being considered, but the equity and debt markets may react strongly to expectations of change, which could increase volatility, especially if the market’s expectations are not borne out. A rise in protectionist trade policies, the possibility of a national or global recession, risks associated with pandemic and epidemic diseases, trade tensions, the possibility of changes to some international trade agreements, political events, and continuing political tension and armed conflicts, could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time, and may negatively impact the markets in which the Funds invest.
The prices of the securities in which a Fund invests may decline in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. The price declines of common stocks, in particular, may be steep, sudden and/or prolonged. Price and liquidity changes may occur in the market as a whole, or they may occur in only a particular company, industry, sector, or geographical region of the market. In the past decade financial markets throughout the world have experienced increased volatility and heightened uncertainty. If an investor holds common stock, or common stock equivalents, of any given issuer, the investor would generally be exposed to greater risk than if the investor held preferred stocks and debt obligations of the issuer because common stockholders, or holders of equivalent interests, generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders, and other creditors of such issuers.
Market events such as these and other types of market events may cause significant declines in the values and liquidity of many securities and other instruments, and significant disruptions to global business activity and financial markets. Turbulence in financial markets, and reduced liquidity in equity, credit and fixed income markets may negatively affect many issuers both domestically and around the world, and can result in trading halts, any of which could have an adverse impact on the Funds. During periods of market volatility, security prices (including securities held by the Funds) could change drastically and with rapidity and therefore adversely affect the Funds.

These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated. The Adviser will monitor developments and seek to manage each Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.
Foreign Securities
The Fund may invest in securities of foreign issuers traded on a foreign securities exchange or in ADRs or ADSs of such issuers. The Fund may invest in foreign securities traded on a national securities exchange or listed on an automated quotation system sponsored by a national securities association. Such investments may involve risks which are in addition to the usual risks inherent in domestic investments.
Investments in foreign securities may offer potential benefits not available from investments solely in U.S. dollar-denominated or quoted securities of domestic issuers. Such benefits may include the opportunity to invest in foreign issuers that appear, in the opinion of the Adviser, to offer the potential for better long-term growth of capital and income than investments in U.S. securities, the opportunity to invest in foreign countries with economic policies or business cycles different from those of the United States and the opportunity to reduce fluctuations in portfolio value by taking advantage of foreign securities markets that do not necessarily move in a manner parallel to U.S. markets. Investing in the securities of foreign issuers also involves, however, certain special risks, including those set forth below, which are not typically associated with investing in U.S. dollar-denominated securities or quoted securities of U.S. issuers.
The value of the Fund’s foreign investments may be significantly affected by changes in currency exchange rates and a Fund may incur costs in converting securities denominated in foreign currencies to U.S. dollars. In many countries, there is less publicly available information about issuers than is available in the reports and ratings published about companies in the United States. Additionally, foreign companies are not subject to uniform accounting, auditing and financial reporting standards. Dividends and interest on foreign securities may be subject to foreign withholding taxes, which would reduce a Fund’s income without providing a tax credit for the Fund’s shareholders. Although the Common Stock Fund and Large Cap Fund intend to invest in securities of foreign issuers domiciled in nations which the Adviser considers as having stable and friendly governments, there is the possibility of expropriation, confiscatory taxation, currency blockage or political or social instability which would affect investments in those nations. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth or gross national product, inflation rate, capital reinvestment, resource self-sufficiency and balance of payment positions.
On January 31, 2020, the United Kingdom (the “UK”) left the European Union (the “EU”) and entered into a transition period that lasted until December 31, 2020. On December 30, 2020, the EU and the UK signed the EU-UK Trade and Cooperation Agreement (“TCA”), an agreement governing certain elements of the EU’s and the UK’s relationship following the end of the transition period, which provisionally went into effect at the beginning of 2021. Notwithstanding the TCA, there is likely to be considerable uncertainty as to the UK’s post-transition framework, and in particular as to the arrangements which will apply to the UK’s relationships with the EU and with other countries, which is likely to continue to develop and could result in increased volatility and illiquidity and potentially lower economic growth. These actions created and may continue to create an uncertain political and economic environment in the UK and other EU countries. This long-term uncertainty may affect other countries in the EU and elsewhere. Further, the UK’s departure from the EU may cause volatility within the EU, triggering prolonged economic downturns in certain European countries or sparking additional member states to contemplate departing the EU. In addition, the UK’s departure from the EU may create actual or perceived additional economic stresses for the UK, including potential for decreased trade, capital outflows, devaluation of the British pound, wider corporate bond spreads due to uncertainty, and possible declines in business and consumer spending, as well as foreign direct investment.

Investments in ADRs or ADSs
The Fund may hold securities of U.S. and foreign issuers in the form of exchange-traded ADRs or ADSs.  These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged.  ADRs and ADSs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.  Generally, ADRs and ADSs in registered form are designed for use in U.S. securities markets.
ADRs are U.S. dollar-denominated receipts generally issued by a domestic bank evidencing its ownership of a security of a foreign issuer.  ADRs generally are publicly traded in the United States.  ADRs are subject to many of the same risks as direct investments in foreign securities, although ownership of ADRs may reduce or eliminate certain risks associated with holding assets in foreign countries, such as the risk of expropriation.  ADRs may be issued as sponsored or unsponsored programs.  In sponsored programs, the issuer makes arrangements to have its securities traded as depositary receipts.  In unsponsored programs, the issuer may not be directly involved in the program.  Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, the issuers of unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, the importance of such information may not be reflected in the market value of such securities.
Non-Principal Investment Strategies
U.S. Government Securities
The Fund may invest in:
U.S. Treasury Bills - Direct obligations of the U.S. Treasury that are issued in maturities of one year or less.  No interest is paid on Treasury bills; instead, they are issued at a discount and repaid at full face value when they mature.  They are backed by the full faith and credit of the U.S. government.
U.S. Treasury Notes and Bonds - Direct obligations of the U.S. Treasury issued in maturities that vary between one and thirty years, with interest normally payable every six (6) months.  These obligations are backed by the full faith and credit of the U.S. government.
U.S. Treasury Floating Rate Notes - Treasury Floating Rate Notes are new instruments authorized by amendments to the U.S. Treasury’s marketable securities auction rules. As with other floating rate securities, at certain intervals the interest payment on a Treasury Floating Rate Note will increase when the applicable index increases, and will decrease when the applicable index decreases. Treasury Floating Rate Notes are a relatively new type of financial instrument. As such, there is no significant trading history of these securities, and there can be no assurance that a liquid market in these securities will develop. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that the Fund may be forced to liquidate positions when it would not be advantageous to do so.

Treasury Inflation-Protected Securities (“TIPS”) - Fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on TIPS is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation. Although repayment of the original bond principal upon maturity is guaranteed, the market value of TIPS is not guaranteed, and will fluctuate.
U.S. government securities generally do not involve the credit/counterparty risks associated with investments in other types of fixed-income securities, although, as a result, the yields available from U.S. government securities are generally lower than the yields available from corporate fixed-income securities. Like other debt securities, however, the values of U.S. government securities change as interest rates fluctuate. Fluctuations in the value of portfolio securities will not affect interest income on existing portfolio securities but will be reflected in a Fund’s NAV.
Standard & Poor’s Rating Service (“Standard & Poor’s”) downgraded its long-term sovereign credit rating on the United States from “AAA” to “AA+” on August 5, 2011. The downgrade by Standard & Poor’s and other possible downgrades in the future may result in increased volatility or liquidity risk, higher interest rates and lower prices for U.S. government securities and increased costs for all kinds of debt. The value of the Fund’s shares may be adversely affected by Standard & Poor’s downgrade or any future downgrades of the U.S. government’s credit rating given that the Fund may invest in U.S. government securities.
The values of TIPS generally fluctuate in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. If inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in the value of TIPS. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of TIPS. If inflation is lower than expected during the period the Fund holds TIPS, the Fund may earn less on the TIPS than on a conventional bond. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in TIPS may not be protected to the extent that the increase is not reflected in the bonds’ inflation measure. There can be no assurance that the inflation index for TIPS will accurately measure the real rate of inflation in the prices of goods and services.

Exchange-Traded Notes
The Fund may invest in exchange-traded notes (“ETNs”). ETNs are generally unsecured debt securities whose returns are linked to the performance of a particular market benchmark or strategy minus applicable fees. ETNs are traded on an exchange (e.g., the New York Stock Exchange (the “NYSE”)) during normal trading hours. However, investors can also hold the ETN until maturity. At maturity, the issuer pays to the investor a cash amount equal to the principal amount, adjusted to reflect the performance of the relevant benchmark or strategy factor(s). ETNs generally do not make periodic coupon payments or provide principal protection. ETNs are subject to credit/counterparty risk, and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, notwithstanding the performance of the underlying market benchmark or strategy. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying benchmark or strategy. When the Fund invests in ETNs, it will bear its proportionate share of any fees and expenses borne by the ETN. These fees and expenses generally reduce the return realized at maturity or upon redemption from an investment in an ETN; therefore, the value of the index underlying the ETN must increase in order for an investor in an ETN to receive at least the principal amount of the investment at maturity or upon redemption. The Fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market. The market price and return of the ETN may not correspond with that of the underlying benchmark or strategy. As a result, there may be times when an ETN share trades at a premium or discount to its market benchmark or strategy. This difference in price may be due to the fact that the supply and demand in the market for ETN shares at any point in time is not always identical to the supply and demand in the market for the securities or other components underlying the market benchmark or strategy that the ETN seeks to track. An ETN that is tied to a specific market benchmark or strategy may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable market benchmark or strategy. The returns of some ETNs may be leveraged. Leveraged ETNs are subject to the same risk as other instruments that use leverage in any form. ETNs can, at times, be relatively illiquid, and thus they may be difficult to purchase or sell at an advantageous price. ETNs are also subject to tax risk. No assurance can be given that the U.S. Internal Revenue Service (the “IRS”) will accept, or a court will uphold, how the Fund characterizes and treats ETNs for tax purposes. The tax treatment of income and gains from ETNs is not settled. An adverse determination or future guidance by the IRS (which determination or guidance could be retroactive) may affect the Fund’s ability to qualify for treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended, and to avoid a fund-level tax.
LIBOR
The London Interbank Offered Rate (“LIBOR”) was used in the past as a “benchmark” or “reference rate” for various commercial and financial contracts, including corporate and municipal bonds, bank loans, asset-backed and mortgage-related securities, interest rate swaps and other derivatives.
The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has ceased publishing all LIBOR settings. In April 2023, the FCA directed that certain USD LIBOR settings would continue to be published under a synthetic methodology, a practice that ceased on September 30, 2024. Actions by regulators have resulted in the establishment of alternative reference rates in most major currencies. The U.S. Federal Reserve, based on the recommendations of Alternative Reference Rates Committee, has begun publishing the Secured Overnight Financing Rate (“SOFR”) that is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication. Markets are slowly developing in response to these new reference rates.
Notwithstanding the foregoing actions, there still remains uncertainty regarding successor reference rate methodologies and there is no assurance that the composition or characteristics of any alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity as did LIBOR prior to its discontinuance or unavailability.

The transition process away from LIBOR could lead to increased volatility and illiquidity in markets for instruments whose terms previously relied on LIBOR. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based instruments.
Preferred Stocks
The Fund may invest in exchange-traded preferred stocks, both convertible and nonconvertible.  Preferred stocks have a preference over common stocks in liquidation (and generally dividends as well) but are subordinated to the liabilities of the issuer in all respects.  As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risks (namely, the value of the nonconvertible preferred stock rises when interest rates fall and falls when interest rates rise), while the market price of convertible preferred stock generally also reflects some element of conversion value.  Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similarly stated yield characteristics.  Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors.  Preferred stock also may be subject to optional or mandatory redemption provisions.
The value of a company’s preferred stock (like its common stock) may fall as a result of factors relating directly to that company’s products or services or due to factors affecting companies in the same industry or in a number of different industries.  The value of preferred stock also may be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates.  In addition, a company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt.  For this reason, the value of the preferred stock usually will react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.  Preferred stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.
Because the claim on an issuer’s earnings represented by preferred stocks may become disproportionately large when interest rates fall below the rate payable on the securities or for other reasons, the issuer may redeem preferred stocks, generally after an initial period of call protection in which the stock is not redeemable.  Thus, in declining interest rate environments in particular, the Fund’s holdings of higher dividend-paying preferred stocks may be reduced and the Fund may be unable to acquire securities paying comparable rates with the redemption proceeds.
U.S. Government Money Market Funds
The Fund may invest in U.S. government money market funds. Money market instruments are high-quality, short-term securities. The Fund’s money market investments at the time of purchase (other than U.S. government securities and repurchase agreements relating thereto) generally will be rated at the time of purchase in the two highest short-term rating categories as rated by a major credit. The Fund may invest in instruments of lesser quality and does not have any minimum credit quality restriction. Money market instruments maturing in less than one year may yield less than obligations of comparable quality having longer maturities.
The Fund may invest in U.S. government securities that include all securities issued or guaranteed by the U.S. government or its agencies, authorities or instrumentalities. Some U.S. government securities are backed by the full faith and credit of the United States. U.S. government securities that are not backed by the full faith and credit of the United States are considered riskier than those that are. See the section “U.S. Government Securities” for additional information.

Although the Fund may invest in money market instruments, it is not a money market fund and therefore is not subject to the portfolio quality, maturity and net asset value requirements applicable to money market funds. The Fund will not seek to maintain a stable net asset value. The Fund also will not be required to comply with the rating restrictions applicable to money market funds, and will not necessarily sell an investment in cases where a security’s rating has been downgraded.
Considerations of liquidity, safety and preservation of capital may preclude the Fund from investing in money market instruments paying the highest available yield at a particular time. In addition, the Fund’s ability to trade money market securities may be constrained by the collateral and asset coverage requirements related to the Fund’s other investments. As a result, the Fund may need to buy or sell money market instruments at inopportune times. In addition, even though money market instruments are generally considered to be high-quality and a low-risk investment, a number of issuers of money market and money market-type instruments have experienced financial difficulties, leading in some cases to rating downgrades and decreases in the value of their securities.
Repurchase Agreements (Lending)
The Fund may enter into repurchase agreements, a form of lending.  Under repurchase agreements, the Fund purchases and simultaneously contracts to resell securities at an agreed upon time and price.  This results in a fixed rate of return for the Fund insulated from market fluctuations during such period.  Repurchase agreements maturing in more than seven days are considered illiquid securities.  The Fund will not purchase any securities that are illiquid investments at the time of purchase.
The Fund may enter into repurchase agreements with banks that are Federal Reserve Member banks and non-bank dealers of U.S. government securities which, at the time of purchase, are on the Federal Reserve Bank of New York’s list of primary dealers with a capital base greater than $100 million.  If a seller of a repurchase agreement defaults and does not repurchase the security subject to the agreement, the Fund will look to the collateral security underlying the seller’s repurchase agreement, including the securities subject to the repurchase agreement, for satisfaction of the seller’s obligation to the Fund.  In such event, the Fund might incur disposition costs in liquidating the collateral and might suffer a loss if the value of the collateral declines.  In addition, if bankruptcy proceedings are instituted against a seller of a repurchase agreement, realization upon the collateral may be delayed or limited.  The principal investment risk associated with the Fund’s investments in repurchase agreements is credit risk.  There is also the risk of lost opportunity if the market price of the repurchased security exceeds the repurchase price.
Illiquid Securities
The Fund will not purchase any securities that are illiquid investments at the time of purchase.  Nevertheless, a security that was liquid when purchased may later become illiquid. If this occurs, the Fund may be unable to sell the security at an advantageous time or price.

Illiquid securities are those securities that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund will take into account relevant market, trading and investment specific considerations when determining whether a security is an illiquid security. Illiquid securities may include those securities whose disposition would be subject to legal restrictions (“restricted securities”).  However certain restricted securities that may be resold pursuant to Rule 144A under the Securities Act may be considered liquid.  Rule 144A permits certain qualified institutional buyers to trade in privately placed securities not registered under the Securities Act.  Institutional markets for restricted securities have developed as a result of Rule 144A, providing both readily ascertainable market values for Rule 144A securities and the ability to liquidate these securities to satisfy redemption requests.  However, an insufficient number of qualified institutional buyers interested in purchasing Rule 144A securities held by the Fund could adversely affect their marketability, causing the Fund to sell securities at unfavorable prices.
The Funds have implemented a liquidity risk management program and related procedures to identify illiquid investments pursuant to Rule 22e-4 of the 1940 Act, and the Directors have approved the Adviser’s Trading Practices Committee to serve as the administrator of the liquidity risk management program, provided that such Committee is chaired by an officer of the Adviser.  While the Fund’s liquidity risk management program is designed to assess and manage liquidity risk, there is no guarantee it will be effective in all cases. The Directors will review no less frequently than annually a written report prepared by the liquidity risk management program administrator that addresses the operation of the program and assesses its adequacy and effectiveness of implementation. Costs associated with complying with the rule could impact the Funds’ performance and their ability to achieve their investment objective.
Restricted securities may be sold in privately negotiated or other exempt transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act.  When registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable time may elapse between the decision to sell and the sale date.  If, during such period, adverse market conditions were to develop, the Fund might obtain a less favorable price than the price which prevailed when it decided to sell.  Restricted securities will be priced at fair value as determined in good faith by the Adviser in accordance with procedures approved by the Board.
Registered Investment Companies
The Fund may from time to time invest in shares of registered investment companies.  If the Fund purchases more than 1% of any class of security of a registered open-end investment company, such investment will be considered an illiquid investment.
Any investment in a registered investment company involves investment risk.  Additionally an investor could invest directly in the registered investment companies in which the Fund invests.  By investing indirectly through the Fund, an investor bears not only his or her proportionate share of the expenses of the Fund (including operating costs and investment advisory fees) but also indirect similar expenses of the registered investment companies in which the Fund invests.  An investor may also indirectly bear expenses paid by registered investment companies in which the Fund invests related to the distribution of such registered investment company’s shares.
Under certain circumstances an open-end investment company in which the Fund invests may determine to make payment of a redemption by the Fund (wholly or in part) by a distribution in kind of securities from its portfolio, instead of in cash.  As a result, the Fund may hold such securities until the Adviser determines it appropriate to dispose of them.  Such disposition will impose additional costs on the Fund.

Investment decisions by the investment advisers to the registered investment companies in which the Fund invests are made independently of the Fund and the Adviser.  At any particular time, one registered investment company in which the Fund invests may be purchasing shares of an issuer whose shares are being sold by another registered investment company in which the Fund invests.  As a result, the Fund indirectly would incur certain transactional costs without accomplishing any investment purpose.
In October 2020, the SEC adopted certain regulatory changes and took other actions related to the ability of an investment company to invest in the securities of another investment company.  These changes include, among other things, the rescission of certain exemptive relief issued by the SEC permitting such investments in excess of statutory limits and the adoption of Rule 12d1-4, which permits such investments in excess of statutory limits, subject to certain conditions.  The Fund may rely on Rule 12d1-4 as of January 20, 2021.
Borrowing
The Fund is permitted to borrow money to the extent permitted by the 1940 Act. Borrowing involves additional risk and may exaggerate the effect on the Fund’s NAV of any increase or decrease in the market value of the Fund’s portfolio. Under the 1940 Act, the Fund may borrow money from a bank for any purpose up to 33 1/3 % of its total assets.  To limit the risks attendant to borrowing, the Fund is required under the 1940 Act to maintain at all times an asset coverage of 300% of the amount of its borrowings.  To the extent the Fund borrows money, positive or negative performance by the Fund’s investments may be magnified.  Any gain in the value of securities purchased with borrowed money that exceeds the interest paid on the amount borrowed would cause the net asset value of the Fund’s shares to increase more rapidly than otherwise would be the case.  Conversely, any decline in the value of securities purchased would cause the net asset value of the Fund’s shares to decrease more rapidly than otherwise would be the case.  Borrowed money thus creates an opportunity for greater capital gain but at the same time increases exposure to capital risk.  The net cost of any borrowed money would be an expense that otherwise would not be incurred, and this expense could offset or eliminate the Fund’s net investment income in any given period.
The Fund may mortgage, pledge or hypothecate assets to secure such borrowings.  Pledging or otherwise encumbering Fund assets entails certain risks.  For instance, the Fund could incur costs or encounter delays in recovering the assets pledged or, in the event of the insolvency of the pledgee, the Fund might not be able to recover some or all of the pledged assets.
Cybersecurity Considerations
With the increased use of technologies such as mobile devices and Web-based or “cloud” applications, and the dependence on the Internet and computer systems to conduct business, the Funds are susceptible to operational, information security and related risks. In general, cybersecurity incidents can result from deliberate attacks or unintentional events (arising from external or internal sources) that may cause a Fund to lose proprietary information, suffer data corruption, physical damage to a computer or network system or lose operational capacity. Cybersecurity attacks include, but are not limited to, infection by malicious software, such as malware or computer viruses or gaining unauthorized access to digital systems, networks or devices that are used to service a Fund’s operations (e.g., through “hacking,” “phishing” or malicious software coding) or other means for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cybersecurity attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on the Funds’ websites (i.e., efforts to make network services unavailable to intended users). In addition, authorized persons could inadvertently or intentionally release confidential or proprietary information stored on the Funds’ systems.

Cybersecurity incidents affecting the Adviser, other service providers to the Funds or their shareholders (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) have the ability to cause disruptions and impact business operations, potentially resulting in financial losses to both the Funds and their shareholders, interference with the Funds’ ability to calculate their net asset value, impediments to trading, the inability of Fund shareholders to transact business and the Funds to process transactions (including fulfillment of fund share purchases and redemptions), violations of applicable privacy and other laws (including the release of private shareholder information) and attendant breach notification and credit monitoring costs, regulatory fines, penalties, litigation costs, reputational damage, reimbursement or other compensation costs, forensic investigation and remediation costs, and/or additional compliance costs. Similar adverse consequences could result from cybersecurity incidents affecting issuers of securities in which the Funds invest, counterparties with which the Funds engage in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions (including financial intermediaries and other service providers) and other parties.
PORTFOLIO TURNOVER
The Fund does not trade actively for short-term profits.  However, if the objectives of the Fund would be better served, short-term profits or losses may be realized from time to time.  The annual portfolio turnover rate indicates changes in the Fund’s portfolio and is calculated by dividing the lesser of purchases or sales of portfolio securities (excluding securities having maturities at acquisition of one year or less) for the fiscal year by the monthly average of the value of the portfolio securities (excluding securities having maturities at acquisition of one year or less) owned by the Fund during the fiscal year.  The annual portfolio turnover rate may vary widely from year to year depending upon market conditions and prospects.  Increased portfolio turnover necessarily results in correspondingly greater transaction costs (such as brokerage commissions or mark-ups or mark-downs) which the Fund must pay and increased realized gains (or losses) to investors.  Distributions to shareholders of realized gains, to the extent that they consist of net short-term capital gains, will be considered ordinary income for federal income tax purposes.
A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions.  The Fund is newly formed and had not yet commenced operations as of the date of this SAI.
DISCLOSURE OF PORTFOLIO HOLDINGS
The FMI Funds maintain written policies and procedures as described below regarding the disclosure of their portfolio holdings to ensure that disclosure of information about portfolio securities is in the best interests of the Funds’ shareholders.  The FMI Funds’ Chief Compliance Officer will report periodically to the Board with respect to compliance with the Funds’ portfolio holdings disclosure procedures.  The Board or the FMI Funds’ Chief Compliance Officer may authorize the disclosure of the Funds’ portfolio holdings prior to the public disclosure of such information.

The FMI Funds may not receive any compensation for providing their portfolio holdings information to any category of persons.  The FMI Funds generally do not provide their portfolio holdings to rating and ranking organizations until the portfolio holdings have been disclosed on the FMI Funds’ website (as described below). Notwithstanding the foregoing, the Fund publicly discloses its complete portfolio holdings each business day before the opening of trading on the Exchange, as required by Rule 6c-11 under the 1940 Act and applicable exchange listing standards. The Funds may not pay any of these rating and ranking organizations.  The disclosure of the FMI Funds’ portfolio holdings to the Funds’ service providers is discussed below.
There may be instances where the interests of the shareholders of the FMI Funds regarding the disclosure of information about portfolio securities may conflict with the interests of the Adviser or an affiliated person of the FMI Funds.  In such situations, the FMI Funds’ Chief Compliance Officer will bring the matter to the attention of the Board, and the Board will determine whether or not to allow such disclosure.
Disclosure to Fund Service Providers
The FMI Funds have entered into arrangements with certain third party service providers for services that require these groups to have access to the FMI Funds’ portfolio holdings from time to time, on an ongoing basis.  As a result, such third party service providers will receive portfolio holdings information prior to and more frequently than the public disclosure of such information.  There is no set frequency at which this information is provided to the Funds’ service providers, as it is only provided on an as needed basis in connection with their services to the Funds, and the need for such disclosure arises from time to time throughout the year.  As a result, there is also no set time between the date of such information and the date on which the information is publicly disclosed.  In each case, the Board has determined that such advance disclosure is supported by a legitimate business purpose and that each of these parties is contractually and/or ethically prohibited from disclosing the FMI Funds’ portfolio unless specifically authorized by the Funds.
As an example, the FMI Funds’ administrator is responsible for maintaining the accounting records of the FMI Funds, which includes maintaining a current portfolio of the Funds.  The FMI Funds also undergo an annual audit which requires the Funds’ independent registered public accounting firm to review each of the Funds’ portfolios.  In addition to the FMI Funds’ administrator, the FMI Funds’ custodian also maintains an up-to-date list of the Funds’ holdings.  The third party service providers to whom the FMI Funds provide non-public portfolio holdings information are the FMI Funds’ administrator and transfer agent, U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), the FMI Funds’ independent registered public accounting firm, Cohen & Company, Ltd., the FMI Funds’ legal counsel, Foley & Lardner LLP, the FMI Funds’ distributor, Foreside Financial Services, LLC, and the Funds’ custodian, U.S. Bank, N.A.  The FMI Funds may also provide non-public portfolio holdings information to the FMI Funds’ financial printer in connection with the preparation, distribution and filing of the Funds’ financial reports and public filings, and other service providers assisting with regulatory requirements (e.g., liquidity classifications and regulatory filing data).
Website Disclosure and Other Public Disclosure
The complete portfolio holdings for the FMI Funds (other than the FMI Global Equity ETF) are publicly available on the Funds’ website (www.fmifunds.com) approximately 10 business days after the end of each quarter.  The complete portfolio holdings for the FMI Global Equity ETF are publicly available on the website (www.fmietf.com) each business day before the opening of trading on the Exchange. In addition, top ten holdings information for the Funds is publicly available on the applicable website approximately 10 to 45 business days after the end of each quarter.

The disclosure referenced above is in addition to the portfolio disclosure in the annual, semiannual, December quarter, and June quarter shareholder reports and on Part F of Form N-PORT, which disclosures are filed with the Securities and Exchange Commission within 60 days of the first and third fiscal quarter ends and on Form N-CSR for the semi-annual and annual report period ends.  Monthly portfolio disclosures are filed with the Securities and Exchange Commission on Form N-PORT, with quarter-end disclosures being made public 60 days after the end of each fiscal quarter.  Form N-PORT is not sent to shareholders. Under certain conditions, the shareholder reports or Form N-PORT may include up to 5% of the Funds’ holdings under the caption “Miscellaneous Securities” without identifying the specific security or issuer.  Generally, a holding would not be individually identified if it is determined that its disclosure could be harmful to the Fund or its shareholders.  A holding will not be excluded for these purposes from the Funds’ SEC filings for more than one year.
The Adviser may manage other accounts such as separate accounts, private accounts, unregistered products, and portfolios sponsored by companies other than the Adviser.  These other accounts may be managed in a similar fashion to certain of the Funds and thus may have similar portfolio holdings.  Such accounts may be subject to different portfolio holdings disclosure policies that permit public disclosure of portfolio holdings information in different forms and at different times than the Funds’ portfolio holdings disclosure policies.  Additionally, clients of such accounts have access to their portfolio holdings and are generally not subject to the Funds’ portfolio holdings disclosure policies.
Portfolio Holdings
The Fund will publish on its website each business day before the opening of trading on the Exchange the identities and quantities of the securities and other assets held by the Fund that will form the basis for the Fund’s calculation of NAV at the end of that business day.
DIRECTORS AND OFFICERS OF THE FUNDS
Management Information
As a Maryland corporation, the business and affairs of the Corporation are managed by its officers under the direction of its Board.  The Funds comprise a “Fund Complex,” as such term is defined in the 1940 Act.  Certain important information with respect to each of the current directors and officers of the Corporation are as follows (ages and other directorships are as of January 31, 2026):

Name, Address and Age	Position(s), Term of Office, Length of Time Served and Number of Portfolios in Fund Complex Overseen	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Director During the Past 5 Years
Interested Directors
Jonathan T. Bloom,(1) 44 c/o Fiduciary Management, Inc. 790 North Water Street, Suite 2100 Milwaukee, WI 53202	Director since 2023 (Indefinite term); Vice President since September 2023 (One year term); Treasurer since December 2023; 6 Portfolios.	Mr. Bloom is Chief Investment Officer of Fiduciary Management Inc. and has been employed by the Adviser in various capacities since March 2010.	None

John S. Brandser, (1) 64 c/o Fiduciary Management, Inc. 790 North Water Street, Suite 2100 Milwaukee, WI 53202	Director since 2013 (Indefinite term); President since 2017 (One year term); 6 Portfolios.	Mr. Brandser is President, Chief Executive Officer and Secretary of Fiduciary Management, Inc. and has been employed by the Adviser in various capacities since March 1995.	None

Patrick J. English, (1) 65 c/o Fiduciary Management, Inc. 790 North Water Street, Suite 2100 Milwaukee, WI 53202	Director since 2001 (Indefinite term); 6 Portfolios.	Mr. English is Chairman of Fiduciary Management, Inc. and has been employed by the Adviser in various capacities since December 1986.	None

Name, Address and Age	Position(s), Term of Office, Length of Time Served and Number of Portfolios in Fund Complex Overseen	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Director During the Past 5 Years
Non-Interested Directors
Robert C. Arzbaecher, 66 c/o Fiduciary Management, Inc. 790 North Water Street, Suite 2100 Milwaukee, WI 53202	Director since 2007 (Indefinite term); 6 Portfolios.	Mr. Arzbaecher retired as Chairman and Chief Executive Officer of Actuant Corporation (Menomonee Falls, WI) in March 2016.	CF Industries Holdings, Inc.
Lawrence J. Burnett, 68 c/o Fiduciary Management, Inc. 790 North Water Street, Suite 2100 Milwaukee, WI 53202	Director since 2016 (Indefinite term); 6 Portfolios.	Mr. Burnett is a shareholder and employee of Reinhart Boerner Van Deuren s.c. (Milwaukee, WI), a law firm since 1982.	None

Rebecca W. House, 52 c/o Fiduciary Management, Inc. 790 North Water Street, Suite 2100 Milwaukee, WI 53202	Director since 2017 (Indefinite term); 6 Portfolios.
Ms. House is Chief People and Legal Officer and Corporate Secretary at Rockwell Automation, Inc., an industrial automation company, since July 2020, and was previously General Counsel and Secretary since January 2017.
Marvell Technology, Inc.
Paul S. Shain, 63 c/o Fiduciary Management, Inc. 790 North Water Street, Suite 2100 Milwaukee, WI 53202	Director since 2001 (Indefinite term); 6 Portfolios.
Mr. Shain is Executive Chair of Singlewire Software, LLC (Madison, WI), a provider of IP-based paging and emergency notification systems, since November 2023, and was previously President and Chief Executive Officer since April 2009.
None
Robert J. Venable, 62 c/o Fiduciary Management, Inc. 790 North Water Street, Suite 2100 Milwaukee, WI 53202	Director since 2016 (Indefinite term); 6 Portfolios.
Mr. Venable is President and Chief Executive Officer of Miami Corporation Management, LLC (Chicago, IL), a family office and family holding company, since January 2023, and was previously President and Chief Operating Officer of Charter Manufacturing (Mequon, WI), since July 2013.
None
Name, Address and Age	Position(s), Term of Office, Length of Time Served	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Director During the Past 5 Years
Other Officer
Ryan Ladwig, 38 c/o Fiduciary Management, Inc. 790 North Water Street, Suite 2100 Milwaukee, WI 53202	Chief Compliance Officer since 2021 (at Discretion of Board); Vice President since September 2025 (One year term); Secretary since December 2025 (One year term).	Mr. Ladwig is Chief Compliance Officer of the Funds since November 2021 and Chief Compliance Officer of the Adviser since May 2026. He was previously a Compliance & Operations Officer.	Not Applicable

____________________
(1)
Messrs. Brandser and English are directors who are “interested persons” of the Corporation as that term is defined in the 1940 Act because they are officers or former officers of the Corporation and the Adviser.

Board Committees
The Board has created an audit committee whose members consist of Messrs. Arzbaecher, Burnett, Shain and Venable, and Ms. House, all of whom are non-interested directors.  The primary functions of the audit committee are to recommend to the Board the independent registered public accounting firm to be retained to perform the annual audit of the Funds, to review the results of the audit, to review the Funds’ internal controls and to review certain other matters relating to the Funds’ auditors and financial records.  See below for a more detailed discussion of the audit committee’s responsibilities. The Board has no other committees.
The Board met four times during the fiscal year ended September 30, 2025, and all of the directors then serving attended each of those meetings.  The audit committee met one time during the fiscal year ended September 30, 2025, and all of the members of the committee then serving attended that meeting.
In overseeing the independent registered public accounting firm (the “Auditor”), the audit committee:
•	reviews the Auditor’s independence from the Funds and management, and from the Adviser;
•
reviews periodically the level of fees approved for payment to the Auditor and the pre-approved non-audit services it has provided to the Funds to ensure their compatibility with the Auditor’s independence;

•	reviews the Auditor’s performance, qualifications and quality control procedures;
•	reviews the scope of and overall plans for the annual audit;
•	consults with management and the Auditors with respect to the Funds’ processes for risk assessment and risk management;
•
reviews with management the scope and effectiveness of the Funds’ disclosure controls and procedures, including for purposes of evaluating the accuracy and fair presentation of the company’s financial statements in connection with certifications made by the CEO and CFO; and

•	reviews significant legal developments and the Funds’ processes for monitoring compliance with law and compliance policies.
The audit committee also evaluates the effectiveness of the Auditor.  As part of this evaluation, in the audit committee’s meetings with representatives of the Auditor, the audit committee asks them to address, and discusses their responses to, questions that the audit committee believes are relevant to its oversight.  For example, these questions may include questions similar to the following:
•
Are there any significant accounting judgments or estimates made by management in preparing the financial statements that would have been made differently had the Auditor prepared and been responsible for the financial statements?

•
Based on the Auditor’s experience and its knowledge of the Funds, do the Funds’ financial statements fairly present to investors, with clarity and completeness, the Funds’ financial position and performance for the reporting period in accordance with generally accepted accounting principles and SEC disclosure requirements?

•	Based on the Auditor’s experience and their knowledge of the Funds, have the Funds implemented internal controls that are appropriate for the Funds?
The audit committee is also responsible for determining each year whether to reappoint the Auditors as the Funds’ independent registered public accounting firm.  In making this determination, the audit committee takes into consideration a number of factors, including the following:
•	the length of time the Auditor has been engaged by the Funds as the independent registered public accounting firm;
•	the Auditor’s historical and recent performance on the audit;
•	an assessment of the professional qualifications and past performance of the lead audit partner and the Auditor;
•	the quality of the audit committee’s ongoing discussions with the Auditor;
•	an analysis of the Auditor’s known legal risks and significant proceedings;
•	external data relating to audit quality and performance, including recent Public Company Accounting Oversight Board (PCAOB) reports on the Auditor and its peer firms; and
•	the Auditor’s independence.
Based on the audit committee’s evaluation, the audit committee then determines whether it believes that the Auditor is independent and that it is in the best interests of the Funds and their shareholders to retain the Auditor to serve as the independent registered public accounting firm.
Qualification of Directors
Patrick J. English has served as a director of the Corporation since 2001 and John S. Brandser has served as a director of the Corporation since 2013.  Mr. English’s and Mr. Brandser’s current experience and skills as portfolio managers of the Funds led to the conclusion that they should serve as directors.  Robert C. Arzbaecher’s long experience as the chief executive officer of a manufacturing company has honed his understanding of financial statements and the complex issues that confront businesses, making him a valuable member of the Board.  Lawrence J. Burnett has been a practicing lawyer since 1982, focusing on mergers and acquisitions and general business consultation.  As a lawyer, he has experience advising on strategic considerations, growing capital and addressing and resolving issues that confront businesses.  This experience allows him to help the Funds address issues that arise, and his legal background allows him to be a valuable resource in considering and addressing regulatory developments that confront the Funds.  Rebecca W. House’s experience as Chief Administrative and Legal Officer of a large, public industrial automation company has equipped her to provide valuable insight on general litigation, business consultation, compliance and global business management matters.  Specifically, this experience allows her to help the Funds address the complex business, compliance and regulatory issues that they confront.  Paul S. Shain’s experience in the technology industry, most recently as the chief executive officer of an IP-based paging and emergency notification systems, has sharpened his financial and operational knowledge, and he brings these assets to the Board in a relatable, effective way.  Robert J. Venable’s experience serving on the investment committees of private equity funds, combined with his experience in senior leadership roles, has provided him with a good understanding of the investment process and experience considering and addressing challenges that companies experience.  This experience allows him to serve as a resource in assessing the Funds’ compliance and adherence to their investment strategies and policies.  These experiences have also helped him hone his understanding of financial statements, which are valuable for reviewing and assessing the Funds’ financial statements and results.  Each of Messrs. Arzbaecher, Burnett, Shain, and Venable, and Ms. House, takes a conservative and thoughtful approach to addressing issues facing the Funds.  The combination of skills and attributes discussed above led to the conclusion that each of Messrs. Arzbaecher, Burnett, Shain, and Venable, and Ms. House, should serve as a director.

Board Leadership Structure
The Board has general oversight responsibility with respect to the operation of the Corporation and the Funds.  The Board has engaged the Adviser to manage the Funds and is responsible for overseeing the Adviser and other service providers to the Corporation and the Funds in accordance with the provisions of the 1940 Act and other applicable laws.  The Board has established an audit committee to assist the Board in performing its oversight responsibilities.
The Corporation does not have a Chairman of the Board, nor does the Corporation have a lead non‑interested director.  The President of the Corporation is the presiding officer at all Board meetings and sets the agenda for the Board meetings, with input from the other directors and officers of the Corporation.  The Corporation has determined that its leadership structure is appropriate in light of, among other factors, the asset size and nature of the Funds, the arrangements for the conduct of the Funds’ operations, the number of directors, and the responsibilities of the Board.
Board Oversight of Risk
Through its direct oversight role, and indirectly through the audit committee, and officers of the Funds and service providers, the Board performs a risk oversight function for the Funds.  To effectively perform its risk oversight function, the Board, among other things, performs the following activities: receives and reviews reports related to the performance and operations of the Funds; reviews and approves, as applicable, the compliance policies and procedures of the Funds; approves the Funds’ principal investment policies; adopts policies and procedures designed to deter market timing; meets with representatives of various service providers, including the Adviser and the independent registered public accounting firm of the Funds, to review and discuss the activities of the Funds and to provide direction with respect thereto; and appoints a chief compliance officer of the Funds who oversees the implementation and testing of the Funds’ compliance program and reports to the Board regarding compliance matters for the Funds and their service providers.
As referenced above, the audit committee plays a significant role in the risk oversight of the Funds as it meets annually with the auditors of the Funds and quarterly with the Funds’ chief compliance officer.
Not all risks that may affect the Funds can be identified nor can controls be developed to eliminate or mitigate their occurrence or effects.  It may not be practical or cost effective to eliminate or mitigate certain risks, the processes and controls employed to address certain risks may be limited in their effectiveness, and some risks are simply beyond the reasonable control of the Funds, the Adviser or other service providers.  Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve the Funds’ goals.  As a result of the foregoing and other factors, the Funds’ ability to manage risk is subject to substantial limitations.

Board Compensation
The Corporation’s current standard method of compensating directors is to pay each director who is not an officer of the Corporation a fee of $13,500 for each meeting of the Board attended, and each member of the audit committee an annual fee of $11,000.
The following table sets forth the aggregate compensation paid by the Corporation to each of the directors of the Corporation for the fiscal year ended September 30, 2025 and total compensation paid by the Corporation and the Fund Complex to each of the directors of the Corporation for the fiscal year ended September 30, 2025.
Compensation Table
Name of Person	Aggregate Compensation from the Funds*	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Corporation and Fund Complex Paid to Directors
Interested Directors
Jonathan T. Bloom	$0	$0	$0	$0
John S. Brandser	$0	$0	$0	$0
Patrick J. English	$0	$0	$0	$0
Non-Interested Directors
Robert C. Arzbaecher	$65,000	$0	$0	$65,000
Lawrence J. Burnett	$65,000	$0	$0	$65,000
Rebecca W. House	$65,000	$0	$0	$65,000
Paul S. Shain	$65,000	$0	$0	$65,000
Robert J. Venable	$65,000	$0	$0	$65,000
* Director fees and expenses are allocated among the Funds in the Corporation.

Code of Ethics
The Corporation and the Adviser have adopted separate codes of ethics pursuant to Rule 17j-1 under the 1940 Act.  Each code of ethics permits personnel subject thereto to invest in securities, including securities that may be purchased or held by the Funds, subject to certain conditions.  Each code of ethics generally prohibits, among other things, persons subject thereto from purchasing or selling securities if they know at the time of such purchase or sale that the security is being considered for purchase or sale by the Funds or is being purchased or sold by the Funds.  While Foreside Financial Services, LLC, as the distributor to the Fund, has adopted a code of ethics that is compliant with Rule 17j-1, the distributor is not required to adopt a code of ethics pursuant to Rule 17j-1, in reliance on the exemption found in Rule 17j-1(c)(3).

Proxy Voting Policies
The Funds vote proxies in accordance with the Adviser’s proxy voting policy.  In general the Adviser votes proxies in a manner that it believes best protects the interests of the holders of common stock of the issuer.  Although the Adviser’s policy is to vote proxies for clients unless otherwise directed in writing, there may be times in which the firm would not exercise voting authority on matters where the cost of voting would be high, such as with some foreign securities, and/or the benefit to the client would be low, such as when casting a vote would not reasonably be expected to have a material effect on the value of the client’s investment.
The Adviser generally votes in favor of the re-election of directors and the appointment of auditors.  The Adviser generally votes against poison pills, green mail, super majority voting provisions, golden parachute arrangements, staggered board arrangements and the creation of classes of stock with superior voting rights.  The Adviser generally votes in favor of maintaining preemptive rights for shareholders and cumulative voting rights.  Whether or not the Adviser votes in favor of or against a proposal to a merger, acquisition or spin-off depends on its evaluation of the impact of the transaction on the common stockholder over a two to three year time horizon.  The Adviser generally votes in favor of transactions paying what it believes to be a fair price in cash or liquid securities and against transactions which it believes do not.  The Adviser generally votes against traditional stock option plans unless the absolute amount is low and the options are earmarked for lower level employees.  The Adviser generally votes in favor of compensation plans that encourage outright ownership of stock provided that they are based on tangible operating performance metrics and management is not excessively compensated.  The Adviser generally supports management with respect to social issues (namely, issues relating to the environment, labor, etc.).
In the event that a vote presents a conflict of interest between the interests of one of the Funds and the Adviser, the Adviser will vote with management on those issues for which brokerage firms are allowed to vote without customer approval under the rules of the NYSE.  On other issues, the Adviser will disclose the conflict to the Board and vote as the Board directs.  If the Adviser receives no direction from the Board, the Adviser will abstain from voting.
Information on how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, at the Funds’ website at http://www.fmietf.com or the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov.  The Fund is newly formed and had not yet commenced operations as of the date of this SAI.
Ownership of Board Members in Fund and Fund Complex
The following table sets forth the dollar range of shares of the Funds beneficially owned by each current director as of December 31, 2025, which is also the valuation date, using the following ranges: None; $1-$10,000; $10,001 - $50,000; $50,001 - $100,000; and Over $100,000.  The Fund is newly formed and had not yet commenced operations as of the date of this SAI.

Name of Director or Nominee	Common Stock Fund	Large Cap Fund	International Fund	International Fund II - Currency Unhedged	Global Fund	Aggregate Dollar Range of Shares in All Funds Overseen by Director in Family of Investment Companies
Interested Directors
Jonathan T. Bloom	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000
John S. Brandser	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000
Patrick J. English	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000
Non-Interested Directors
Robert C. Arzbaecher	Over $100,000	Over $100,000	Over $100,000	Over $100,000	$10,001 - $50,000	Over $100,000
Lawrence J. Burnett	Over $100,000	Over $100,000	Over $100,000	Over $100,000	$10,001 - $50,000	Over $100,000
Rebecca W. House	$10,001 - $50,000	$10,001 - $50,000	$10,001 - $50,000	$10,001 - $50,000	$10,001 - $50,000	Over $100,000
Paul S. Shain	Over $100,000	Over $100,000	Over $100,000	Over $100,000	$10,001 - $50,000	Over $100,000
Robert J. Venable	Over $100,000	Over $100,000	Over $100,000	Over $100,000	$10,001 - $50,000	Over $100,000

PRINCIPAL SHAREHOLDERS AND CONTROL PERSONS
The Fund is newly formed and had not yet commenced operations as of the date of this SAI. No person is deemed to “control” the Fund, as that term is defined in the 1940 Act, because no person owns beneficially or through controlled companies more than 25% of the Fund’s outstanding shares, on a combined basis.  The Corporation does not control any person.
INVESTMENT ADVISER, PORTFOLIO MANAGEMENT
COMMITTEE AND ADMINISTRATOR
The investment adviser to the Funds is Fiduciary Management, Inc.
Investment Adviser
The Adviser is a Wisconsin corporation and a registered investment adviser. The Adviser is controlled by Messrs. Ted D. Kellner and Patrick J. English. The Adviser’s executive officers include Messrs. John S. Brandser, President, Chief Executive Officer and Secretary; Jonathan T. Bloom, Chief Investment Officer; Mike Stanley, Executive Vice President and Treasurer, and Ryan Ladwig, Chief Compliance Officer. The directors of the Adviser are Messrs. Kellner, English and Brandser.

Pursuant to an investment advisory agreement between the Fund and the Adviser, as amended to date (the “Advisory Agreement”), the Adviser furnishes continuous investment advisory services to the Fund.  The Adviser supervises and manages the investment portfolio of the Fund and, subject to such policies as the Board may determine, directs the purchase or sale of investment securities in the day-to-day management of the Fund’s investment portfolio.  Under the Advisory Agreement, the Adviser, at its own expense and without reimbursement from the Fund, furnishes office space and all necessary office facilities, equipment and executive personnel for managing the Fund’s investments, and bears all sales and promotional expenses of the Fund, other than distribution expenses paid by the Fund pursuant to the Fund’s Service and Distribution Plan, if any, and expenses incurred in complying with laws regulating the issue or sale of securities.
The Fund pays the investment adviser an annual unitary management fee of 0.60% before waiver and 0.55% net after waiver based on the Fund’s average daily net assets. Under this arrangement, the Adviser is responsible for substantially all of the Fund’s ordinary operating expenses, except for certain excluded expenses described in the Prospectus.
The Fund pays all of its expenses not assumed by the Adviser pursuant to the Advisory Agreement or the administration agreement, including, but not limited to, the professional costs of preparing and the cost of printing its registration statements required under the Securities Act and the 1940 Act and any amendments thereto, the expense of registering its shares with the SEC and in the various states, the printing and distribution cost of prospectuses mailed to existing shareholders, director and officer liability insurance, reports to shareholders, reports to government authorities and proxy statements, interest charges, and brokerage commissions and expenses in connection with portfolio transactions.  The Fund also pays the fees of directors who are not interested persons of the Adviser or officers or employees of the Funds, salaries of administrative and clerical personnel, association membership dues, auditing and accounting services, fees and expenses of any custodian or trustees having custody of the Funds’ assets, expenses of repurchasing and redeeming shares, printing and mailing expenses, charges and expenses of dividend disbursing agents, registrars and stock transfer agents, including the cost of keeping all necessary shareholder records and accounts and handling any problems related thereto.
The Advisory Agreement will remain in effect as long as its continuance is specifically approved at least annually, following its initial two year term, by (i) the Board of the Corporation, or by the vote of a majority (as defined in the 1940 Act) of the outstanding shares of the Fund, and (ii) by the vote of a majority of the directors of the Corporation who are not parties to the Advisory Agreement, or interested persons of the Adviser, cast in person at a meeting called for the purpose of voting on such approval.
The Fund is newly formed and had not yet commenced operations as of the date of this SAI.
The benefits derived by the Adviser from soft dollar arrangements are described under the caption “Allocation of Portfolio Brokerage.”  None of the non-interested directors, nor any members of their immediate family, own shares of the Adviser or companies, other than registered investment companies, controlled by or under common control with the Adviser.
Portfolio Management Committee
The Funds’ investment decisions are made by a Portfolio Management Committee, which is comprised of John S. Brandser, Jonathan T. Bloom, CFA®, Benjamin D. Karek CFA®, Matthew T. Sullivan, CFA®, Jordan S. Teschendorf, CFA®, Dain C. Tofson, CFA® (“PMC”). CFA® is a registered trademark owned by the CFA Institute.

The investment process employed by the PMC is team-based utilizing primarily in-house, fundamental research, and the PMC as a whole, not any individual PMC member, is primarily responsible for the day-to-day management of the Funds’ portfolios.  These portfolio managers to the Funds share joint responsibility for the day-to-day management of accounts other than the Funds.  Information regarding these other jointly-managed accounts is set forth below in the following table (none of the other jointly-managed accounts have performance-based fees). The number of accounts and assets shown is as of September 30, 2025.  No member of the PMC manages any other accounts.
Number of Other Accounts Managed and Total Assets by Account Type
Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
1	6	617
$401 million	$863 million	$4,995 million
The portfolio managers of the Fund are often responsible for managing other accounts.  The Adviser typically assigns accounts with similar investment strategies to the portfolio managers to mitigate the potentially conflicting investment strategies, the side-by-side management of the Fund and other accounts may raise potential conflicts of interest due to the interest held by the portfolio managers (for example, cross trades between one of the Funds and another account and allocation of aggregated trades).  The Adviser has developed policies and procedures reasonably designed to mitigate those conflicts.  In particular, the Adviser has adopted policies designed to ensure the fair allocation of securities purchased on an aggregated basis.
The portfolio managers are compensated in various forms. The portfolio managers’ salary, bonus and retirement plan benefits are not based on the performance of a Fund or the value of a Fund’s assets. The compensation of each member of the PMC is based on the management fees of the Adviser.  The type of account has no bearing upon the salary and bonus insofar as they affect the revenues of the company.
The Fund is newly organized and no shares of the Fund are outstanding as of the date of this SAI.
Administrator
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as administrator to the FMI Funds. In connection with its duties as administrator, Fund Services prepares and maintains the books, accounts and other documents required by the 1940 Act, calculates each one of the Funds’ net asset value, responds to shareholder inquiries, prepares each one of the Funds’ financial statements, prepares reports and filings with the SEC and with state Blue Sky authorities, furnishes statistical and research data, clerical, accounting and bookkeeping services and stationery and office supplies, keeps and maintains each one of the Funds’ financial accounts and records and generally assists in all aspects of the Funds’ operations.  For these services, Fund Services receives an asset-based fee.

The Fund is newly formed and had not yet commenced operations as of the date of this SAI.
Term of Agreements and Liability
The Advisory Agreement provides that it may be terminated at any time without the payment of any penalty, by the Board or by vote of a majority of the Fund’s shareholders, on sixty days written notice to the Adviser, and by the Adviser on the same notice to the Corporation and that it shall be automatically terminated if it is assigned.
The administration agreement may be terminated by either the FMI Funds or Fund Services upon giving 90 days prior written notice to the other party.
The Advisory Agreements and the administration agreement provide that neither the Adviser nor Fund Services shall be liable to the Funds or their shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties.  The Advisory Agreements and the administration agreement also provide that the Adviser, Fund Services and their officers, directors and employees may engage in other businesses, devote time and attention to any other business whether of a similar or dissimilar nature, and render services to others.
DETERMINATION OF NET ASSET VALUE
The net asset value of the Funds will normally be determined as of the close of regular trading (4:00 P.M. Eastern Time) on each day the NYSE is open for trading. If the NYSE is not open, then the Funds do not determine their net asset values, and investors may not purchase or redeem shares of the Funds. The NYSE is open for trading Monday through Friday except New Year’s Day, Dr. Martin Luther King Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  Additionally, if any of the aforementioned holidays falls on a Saturday, the NYSE will not be open for trading on the preceding Friday and when any such holiday falls on a Sunday, the NYSE will not be open for trading on the succeeding Monday, unless unusual business conditions exist, such as the ending of a monthly or the yearly accounting period.  The NYSE also may be closed on national days of mourning or due to natural disasters or other extraordinary events or emergencies. If the NYSE closes early on a valuation day, the Fund shall determine its net asset value as of that time.
The net asset value per share of each one of the Funds is determined by dividing the total value of its investments and other assets, less any liabilities, by the number of its outstanding shares.  The net asset value is determined by adding the value of the Fund’s investments, cash and other assets, subtracting the liabilities and then dividing the result by the total number of shares outstanding.  Due to the fact that different expenses are charged to the Institutional Class and Investor Class shares of the Fund, the net asset value of the two classes of the Fund may vary.  In determining the net asset value of the Fund’s shares, securities that are listed on a national securities exchange (other than The NASDAQ OMX Group, Inc., referred to as NASDAQ) are valued at the current day last sale price reported by the principal securities exchange on which the issue is traded.  Securities that are traded on NASDAQ under one of its three listing tiers, NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market, are valued at the NASDAQ Official Closing Price, or if no sale is reported, the latest bid price.  Securities that are traded over-the-counter are valued at the close price, if not close, then at the latest bid price. Unlisted equity securities for which market quotations are readily available are valued at the closing price, and if the closing price is not available, then at the most recent bid price.

Any securities for which there are no readily available market quotations, will be valued at their fair value as determined in good faith by the Adviser in accordance with procedures approved by the Board. The Adviser has been designated as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act, subject to Board oversight. Debt instruments including, but not limited to, U.S. Treasury Securities, are generally valued at the evaluated bid price provided by a Pricing Source, unless its use would be inappropriate due to credit or other impairments of the issuer, in which case the securities will be valued at a fair value price provided by the Adviser.  Bank deposits are valued at acquisition cost which approximates fair value.  Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the NYSE.  Other types of securities that the Fund may hold for which fair value pricing might be required include, but are not limited to: (a) illiquid securities; (b) securities of an issuer that has entered into a restructuring; (c) securities whose trading has been halted or suspended or primary market is closed; and (d) securities whose value has been impacted by a significant event that occurred before the close of the NYSE but after the close of the securities’ primary markets.
The fair value of a security is the amount which the Fund might reasonably expect to receive upon a current sale.  The fair value of a security may differ from the last quoted price and the Fund may not be able to sell a security at the fair value.  In determining fair value, the Board considers all relevant qualitative and quantitative information available including news regarding significant market or security specific events.  For securities that do not trade during NYSE hours, or only during a portion of the NYSE hours, fair value determinations are based on analyses of market movements after the close of those securities’ primary markets, and may include reviews of developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities.  The Board utilizes a service provided by an independent third party to assist in fair valuation of certain securities.
CONTINUOUS OFFERING
Any investor or Authorized Participant should be aware of certain legal risks that are unique to investors that purchase Creation Units directly from the Fund. Because new Creation Units are issued and sold by the Fund on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act, may occur. Shares may be issued on an ongoing basis. Therefore, a “distribution” of shares could be occurring at any point in time. Certain activities that you perform as a dealer could, depending on the circumstances, result in you being deemed a participant in any distribution, such that it may render you a statutory underwriter and could subject you to the prospectus delivery and liability provisions of the 1933 Act. For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares.
Dealers who are not “underwriters” but participate in a distribution (as opposed to engaging in ordinary transactions on the secondary market), and thus deal with shares as part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the 1933 Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the 1933 Act.
The determination of whether a person is a statutory underwriter or may avail itself to certain relief or exemption under the 1933 Act or the 1934 Act depends on all the facts and circumstances relating to a person and his or her planned and actual activities.  Any example mentioned herein should not be considered a complete account of all the activities that may cause a person to be deemed a statutory underwriter or any exemptive relief that may or may not be available for any person.

DISTRIBUTOR
Foreside Financial Services, LLC (the “Distributor”) serves as the distributor for the Fund.  Its principal business address is Three Canal Plaza, Suite 100, Portland, ME 04106. The Distributor is party to a distribution agreement (the “Distribution Agreement”), whereby the Distributor acts as principal underwriter for the Fund and distributes Shares. Shares are continuously offered for sale by the Distributor only in Creation Units. The Distributor does not maintain a secondary market in the Fund’s shares. The Distributor will not distribute Shares in amounts less than a Creation Unit and does not maintain a secondary market in Shares.
Under the Distribution Agreement, the Distributor, as agent for the Fund, will receive orders for the purchase and redemption of Creation Units, provided that any subscriptions and orders will not be binding on the Fund until accepted by the Fund.  The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 (the “Exchange Act”) and a member of FINRA.
The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Units of Shares.  Such Soliciting Dealers may also be Authorized Participants or DTC participants (as defined herein).
The Distribution Agreement will continue for two years from its effective date and is renewable annually thereafter. The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Directors or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Independent Directors who have no direct or indirect financial interest in the operations of the Distribution Agreement or any related agreement, cast in person at a meeting called for the purpose of voting on such approval.  The Distribution Agreement is terminable without penalty by the Corporation on 60 days’ written notice when authorized either by majority vote of its outstanding voting Shares or by a vote of a majority of its Board (including a majority of the Independent Directors), or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its assignment.  The Distribution Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Distributor, or reckless disregard by it of its obligations thereunder, the Distributor shall not be liable for any action or failure to act in accordance with its duties thereunder.
EXCHANGE LISTING AND TRADING
A discussion of exchange listing and trading matters associated with an investment in the Fund is contained in the Fund’s prospectus.  The discussion below supplements, and should be read in conjunction with, the discussion in the Prospectus.
Shares of the Fund are listed for trading, and trade throughout the day, on the applicable listing exchange and in other secondary markets. There can be no assurance that an active trading market for the Fund’s shares will develop or be maintained. There can be no assurance that the requirements of the listing exchange necessary to maintain the listing of shares of the Fund will continue to be met.

The market price of Fund shares may be above, below, or equal to the Fund’s NAV. During periods of market volatility or reduced liquidity in the Fund’s underlying portfolio holdings, bid-ask spreads may widen and premiums or discounts to NAV may be more pronounced.
The Corporation reserves the right to adjust the share prices of the Fund in the future to maintain convenient trading ranges for investors.  Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund or an investor’s equity interest in the Fund.
PURCHASE AND REDEMPTION OF CREATION UNITS
General
The Corporation offers, issues and sells shares of the Fund only in Creation Units on a continuous basis through the Distributor, without a sales load, at the Fund’s NAV next determined after receipt of an order in “proper form” (as defined below) on any Business Day.  A “Business Day” is generally any day on which the listing exchange is open for business.  The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of an emergency or if regular trading on the listing exchange is stopped at a time other than its regularly scheduled closing time.  For example, on days when an exchange closes earlier than normal, the Fund may require orders to be placed earlier in the day.  The Corporation reserves the right to reprocess creation and redemption transactions that were initially processed at a NAV other than the Fund’s official closing NAV (as each may be subsequently adjusted), and to recover amounts from (or distribute amounts to) Authorized Participants based on the official closing NAV.  The Corporation reserves the right to advance the time by which creation and redemption orders must be received for same Business Day credit as otherwise permitted by the SEC.
The Corporation reserves the right to adjust the share price of the Fund in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund or an investor’s equity interest in the Fund.
The Fund may only issue Creation Units to, or redeem Creation Units from, an Authorized Participant, which is a member or participant of a clearing agency registered with the SEC, which has executed a written agreement with the Fund or Distributor that allows the Authorized Participant to place orders for the purchase and redemption of Creation Units (“Participant Agreement”).  Investors that are not Authorized Participants may acquire and dispose of Fund shares only in secondary market transactions. An Authorized Participant generally is either (i) a “Participating Party,” i.e., a broker-dealer or other participant in the clearing process of the Continuous Net Settlement System (the “Clearing Process”) of the National Securities Clearing Corporation (“NSCC”), a clearing agency that is registered with the SEC, or (ii) a “DTC Participant,” i.e., eligible to utilize the Fed Book Entry System and/or DTC.  Additional information about book entry and DTC as securities depository is in the section, “Book Entry Only System.”

All orders to purchase or redeem Creation Units must be placed by an Authorized Participant.  An Authorized Participant may place orders for the creation or redemption of Creation Units through the Clearing Process, the Fed Book-Entry System and/or DTC, subject to the procedures set forth in the Participant Agreement.  Pursuant to the terms of its Participant Agreement, an Authorized Participant will agree, and on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that the Authorized Participant will make available in advance of each purchase of shares an amount of cash sufficient to pay the Cash Component (defined below), together with the transaction fees described below.  An Authorized Participant acting on behalf of an investor may require the investor to enter into an agreement with such Authorized Participant with respect to certain matters, including payment of the Cash Component.  Investors who are not Authorized Participants may make appropriate arrangements with an Authorized Participant to submit orders to purchase or redeem Creation Units of the Fund. Investors should be aware that their particular broker may not be a DTC Participant or may not have executed a Participant Agreement and that, therefore, orders to purchase Creation Units may have to be placed by the investor’s broker through an Authorized Participant. In such cases, there may be additional charges to such investor. At any given time, there may be only a limited number of Authorized Participants. In addition, the Distributor may be appointed as the proxy of the Authorized Participant and may be granted a limited power of attorney under the Participant Agreement.
Purchase (Creations)
Portfolio Deposit
The consideration for purchase of a Creation Unit of the Fund generally consists of an in-kind deposit of a portfolio of securities, a “Cash Component” as defined below, plus any applicable administrative or other transaction fees. Except where the purchase will include cash under the circumstances specified below, purchasers will be required to purchase Creation Units by making an in-kind deposit of specified instruments (“Deposit Securities”). The names and quantities of the instruments that constitute the Deposit Securities will generally correspond pro rata to the Fund’s disclosed portfolio holdings for that day, except to the extent that the Fund permits or requires purchases to be made entirely or in part on a cash basis or through the use of a custom basket, as described below.
If there is a difference between the NAV attributable to a Creation Unit and the aggregate market value of the Deposit Securities exchanged for the Creation Unit, the party conveying instruments with the lower value will also pay to the other an amount in cash equal to that difference (the “Cash Component”). The Cash Component, which is sometimes called the “Balancing Amount,” serves to compensate for any differences between the NAV per Creation Unit and the Deposit Securities. Payment of any stamp duty or other similar fees, taxes, and expenses payable upon transfer of beneficial ownership of the Deposit Securities are the sole responsibility of the Authorized Participant purchasing the Creation Unit.
The Fund that normally issues and redeems Creation Units in kind may require purchases and redemptions to be made entirely or in part on a cash basis.  In such an instance, the Fund will announce, before the open of trading on a given Business Day, that all purchases, all redemptions or all purchases and redemptions on that day will be made wholly or partly in cash.  The Fund may also determine, upon receiving a purchase or redemption order from an Authorized Participant to have the purchase or redemption, as applicable, be made entirely or in part in cash.
Together, the Deposit Securities and the Cash Component constitute the “Portfolio Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of the Fund.
Each Business Day, before the opening of trading on the listing exchange, the Fund will disclose on its website and make available through the NSCC the names and quantities of the instruments comprising the Portfolio Deposit for that day. The published Portfolio Deposit will apply until a new Portfolio Deposit is announced on the following Business Day, and there will be no intra-day changes to the Portfolio Deposit except to correct errors in the published Portfolio Deposit. The Fund’s portfolio holdings and basket information will be published each Business Day regardless of whether the Fund decides to issue or redeem Creation Units entirely or in part on a cash basis. The identity and number of shares of the Deposit Securities required for a Portfolio Deposit will change as the Fund’s portfolio holdings change or as corporate action events are reflected within the Fund from time to time.

The Corporation reserves the right to permit or require an order containing the substitution of an amount of cash-i.e., a “cash in lieu” amount-to be added, at its discretion, to the Cash Component to replace one or more Deposit Securities. For example, a cash substitution may be permitted or required for any Deposit Security that (i) may not be available in sufficient quantity for delivery, (ii) may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below), (iii) might not be eligible for trading by an Authorized Participant or the investor on whose behalf the Authorized Participant is acting, or (iv) in certain other situations at the sole discretion of the Corporation. The Fund also may permit or require the consideration for Creation Unit Aggregations to consist solely of cash, as described below. The Fund also may utilize baskets that differ from a pro rata representation of the Fund’s portfolio holdings, consistent with Rule 6c-11 and the Fund’s policies and procedures.
Cash Creations
If the Fund permits or requires partial or full cash creations, such purchases shall be effected in essentially the same manner as in-kind purchases. In the case of a cash creation, the Authorized Participant must pay the same Cash Component required to be paid by an in-kind purchaser, plus the Deposit Amount (i.e., the cash equivalent of the Deposit Securities it would otherwise be required to provide through an in-kind purchase, as described in above).
Trading costs, operational processing costs and brokerage commissions associated with using cash to purchase requisite Deposit Securities will be incurred by the Fund and will affect the value of the shares; therefore, the Fund may require Authorized Participants to pay transaction fees to offset brokerage and other costs associated with using cash to purchase the requisite Deposit Securities (see “Creation and Redemption Transaction Fees” below).
Creation Orders
Procedures for Creation of Creation Units
The Fund will issue and redeem Shares in Creation Units at the NAV per Share next determined after an order in proper form is received. Orders must be transmitted by an Authorized Participant, in such form and by such transmission method acceptable to the Transfer Agent or Distributor, pursuant to procedures set forth in the Participant Agreement, and such procedures may change from time to time. Authorized Participants purchasing Creation Units of the Fund may transfer Deposit Securities in one of two ways: (i) through the Clearing Process (see “Placing Creation Orders Using the Clearing Process”), or (ii) with the Fund “outside” the Clearing Process through the facilities of DTC (see “Placing Creation Orders Outside the Clearing Process”).
Validly submitted orders to purchase or redeem Creation Units on each Business Day will be accepted until the NYSE market close (“Order Cut-Off Time”), generally 4:00 p.m. ET, on the Business Day that the order is placed (“Transmittal Date”). All Creation Unit orders must be received by the Distributor or Transfer Agent no later than the Order Cut-Off Time in order to receive the NAV determined on the Transmittal Date. Additionally, on days when the NYSE, the relevant Exchange or the bond markets close earlier than normal, the Corporation may require creation orders to be placed earlier in the day.

Orders must be transmitted by an Authorized Participant by telephone, online portal or other transmission method acceptable to the Transfer Agent and the Distributor. Economic or market disruptions or changes, or telephone or other communication failure, may impede the ability to reach the Transfer Agent, the Distributor or an Authorized Participant. Authorized Participants placing creation orders should afford sufficient time to permit proper submission of the order. Orders effected outside the Clearing Process likely will require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected through the Clearing Process. Authorized Participants placing orders outside the Clearing Process should ascertain all deadlines applicable to DTC and the Federal Reserve Bank wire system. Additional transaction fees may be imposed with respect to transactions effected outside the Clearing Process (see “Creation and Redemption Transaction Fees” below).
A creation order is considered to be in “proper form” if: (i) a properly completed irrevocable purchase order has been submitted by the Authorized Participant (either on its own or another investor’s behalf) not later than the Fund’s specified Order Cut-Off Time on the Transmittal Date, and (ii) arrangements satisfactory to the Fund are in place for payment of the Cash Component and any other cash amounts which may be due, and (iii) all other procedures regarding placement of a creation order set forth in the Participant Agreement are properly followed. Special procedures are specific to Custom Orders, as set forth in the Participant Agreement. All questions as to the number of shares of each security in the Deposit Securities to be delivered, and the validity, form, eligibility (including time of receipt) and acceptance for deposit of any securities to be delivered shall be determined by the Fund, and the Fund’s determination shall be final and binding.
Placing Creation Orders Using the Clearing Process
The Clearing Process is the process of creating or redeeming Creation Units through the Continuous Net Settlement System of the NSCC. Portfolio Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Transfer Agent to transmit, on behalf of the Participating Party, such trade instructions to the NSCC as are necessary to effect the Participating Party’s creation order. Pursuant to such trade instructions, the Participating Party agrees to deliver the Portfolio Deposit to the Transfer Agent, together with such additional information as may be required by the Distributor.
Placing Creation Orders Outside the Clearing Process
Portfolio Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement. A DTC Participant who wishes to place a creation order outside the Clearing Process need not be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation instead will be effected through a transfer of securities and cash directly through DTC.
Acceptance of Creation Orders
Using the Clearing Process, the Transfer Agent will deliver to the Authorized Participant a confirmation of acceptance of a creation order within 15 minutes of the receipt of a submission received in proper form. Outside of using the Clearing Process, the Authorized Participant will receive an acknowledgment of the creation order acceptance. A creation order is deemed to be irrevocable upon the delivery of the confirmation of acceptance, subject to the conditions below.

The Corporation reserves the absolute right to reject revoke a creation order transmitted to it by the Distributor in respect of the Fund if: (i) the order is not in proper form; (ii) the investor(s) (including Authorized Participant, any beneficial owners, or group of related beneficial owners), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of the Fund; (iii) the Deposit Securities or Deposit Cash, as applicable, delivered are not as disseminated through the facilities of the NSCC for that date by the Custodian; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Portfolio Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Portfolio Deposit would otherwise, in the discretion of the Corporation or the Adviser have an adverse effect on the Corporation or the rights of beneficial owners; or (vii) there exist circumstances outside the control of the Corporation that make it impossible to process creation orders for all practical purposes. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Corporation, the Adviser, the Distributor, DTC, NSCC, the Federal Reserve, the Transfer Agent, a sub-custodian or any other participant in the creation process, and similar extraordinary events. The Transfer Agent shall notify a prospective purchaser of a Creation Unit (and/or the Authorized Participant acting on its behalf) of the rejection of such creation order. The Corporation, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Portfolio Deposits, nor shall any of them incur any liability for the failure to give any such notification.
Issuance of a Creation Unit
Except as provided herein, a Creation Unit will not be issued until the transfer of good title to the Fund of the Deposit Securities as well as payment of the Cash Component have been completed.
Notwithstanding the foregoing, the Fund may issue Creation Units to an Authorized Participant, notwithstanding the fact that the corresponding Portfolio Deposit has not been delivered in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible. To secure such undertaking, the Authorized Participant must deposit and maintain cash collateral in an amount equal to the sum of (i) the Cash Component, plus (ii) at least 115% of the market value of the undelivered Deposit Securities. In such circumstances, the creation order shall be deemed to be received on the Transmittal Date, provided that (i) such order is placed in proper form prior to the Order Cut-Off Time, and (ii) requisite federal funds in an appropriate amount are delivered by certain deadlines on the contractual settlement date, as set forth in such Participant Agreement. If such order is not placed in proper form prior to the Order Cut-Off Time, and/or all other deadlines and conditions set forth in the Participant Agreement relating to such additional deposits are not met, then the order may be deemed to be canceled or rejected, and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. The Corporation may use such collateral at any time to buy Deposit Securities for the Fund, and the Authorized Participant agrees to accept liability for any shortfall between the cost to the Corporation of purchasing such Deposit Securities and the value of the collateral, which may be sold by the Corporation at such time, and in such manner, as the Corporation may determine in its sole discretion.

Using the Clearing Process
An Authorized Participant (AP) that is a Participating Party is required to transfer to the Transfer Agent: (i) the requisite Deposit Securities expected to be delivered through NSCC, and (ii) the Cash Component, if any, to the Transfer Agent by means of the Trust's Clearing Process. In each case, the delivery must occur by the “regular way” settlement date - i.e., generally, the first Business Day following the Transmittal Date (“T+1”), except as otherwise set forth in the Participant Agreement or as agreed to by a Fund and an AP. At that time, the Transfer Agent shall initiate procedures to transfer the requisite Shares and the Cash Component, if any, through the Clearing Process so as to be received no later than on the “regular way” settlement date (i.e., T+1, except as otherwise set forth in the Participant Agreement or as agreed to by a Fund and an AP).
Outside the Clearing Process
An AP that is a DTC Participant that orders a creation outside the Clearing Process is required to transfer to the Transfer Agent: (i) the requisite Deposit Securities through DTC, and (ii) the Cash Component, if any, through the Federal Reserve Bank wire system. Such Deposit Securities must be received by the Transfer Agent by 11:00 a.m., Eastern time on the “regular way” settlement date (i.e., T+1, except as otherwise set forth in the Participant Agreement or as agreed to by a Fund and an AP), while the Cash Component must be received by 2:00 p.m., Eastern time on that same date. Otherwise, the creation order shall be canceled. For Creation Units issued principally for cash (see “Cash Creations” above), the DTC Participant shall be required to transfer the Cash Component through the Federal Reserve Bank wire system to be received by 2:00 p.m., Eastern time on the Contractual Settlement Date (as defined below). At that time, the Transfer Agent shall initiate procedures to transfer the requisite Shares through DTC and the Cash Component, if any, through the Federal Reserve Bank wire system so as to be received by the purchaser generally no later than T+1 (except as otherwise set forth in the Participant Agreement or as agreed to by a Fund and an AP).
Creation and Redemption Transaction Fees
The Fund may recoup the settlement and other transaction costs by imposing a transaction fee on purchasing or redeeming Creation Units (“Transaction Fee”). Authorized Participants will be required to pay a Transaction Fee for the purchase or redemption of a Creation Unit on a given day regardless of the number of Creation Units created or redeemed on that day. Transaction Fees may differ for the Fund. The Fund reserves the right to adjust any Transaction Fee upon reasonable advance notice to the Authorized Participants. The Fund’s transaction fee is $[•].
The Fund may adjust the transaction fee from time to time and may impose higher charges in connection with cash creations or redemptions or non-standard orders, subject to applicable law. To the extent the Fund effects redemptions in cash, the Fund may be required to sell portfolio securities, which may result in additional transaction costs and taxable gains.
Additionally, the Adviser may charge an additional, variable fee (sometimes referred to as a “cash-in-lieu” fee) to the extent the Fund permits Authorized Participants to create or redeem Creation Units for cash, or otherwise substitute cash for any Deposit Security. Such cash-in-lieu fees are payable to the Fund and are charged to defray the transaction cost to the Fund of buying (or selling) Deposit Securities, to cover spreads and slippage costs and to protect existing shareholders. The cash-in-lieu fees will be negotiated between the Corporation and the Authorized Participant and may be different for any given transaction, Business Day or Authorized Participant; however in no instance will such cash-in-lieu fees exceed 2% of the value of a Creation Unit. From time to time, the Adviser, in its sole discretion, may adjust the Fund’s cash-in-lieu fees or reimburse Authorized Participants for all or a portion of the creation or redemption transaction fees.

Redemptions
Fund Securities
Shares may be redeemed only by Authorized Participants at their NAV per share next determined after receipt by the Distributor of a redemption request in proper form. The Fund will not redeem shares in amounts less than a Creation Unit. Beneficial owners of shares may sell their shares in the secondary market, but they must accumulate enough shares to constitute a Creation Unit to redeem those shares with the Fund. There can be no assurance that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of shares to constitute a redeemable Creation Unit. A gain or loss for U.S. federal income tax purposes, depending upon the cost of the securities tendered, would be realized by the investor upon the exchange. All redemptions are subject to the procedures contained in the applicable Participant Agreement.
Except where the redemption will include cash under the circumstances specified below, shareholders redeeming their shares will receive an in-kind transfer of specified instruments (“Fund Securities”). The names and quantities of the instruments that constitute the Fund Securities for the Fund will generally correspond pro rata to the Fund’s disclosed portfolio holdings for that day, except to the extent that the Fund permits or requires redemptions to be made entirely or in part on a cash basis or through the use of a custom basket, as described below. In addition, the Corporation reserves the right to permit or require an amount of cash to be added, at its discretion, to the Cash Redemption Amount to replace one or more Fund Securities.
The redemption proceeds for a Creation Unit generally consist of the Fund Securities, plus or minus an amount of cash denominated in U.S. dollars (the “Cash Redemption Amount”), representing an amount equal to the difference between the NAV of the shares being redeemed, as next determined after receipt of a request in proper form, and the total aggregate market value of the Fund Securities, less any applicable Transaction Fees, as discussed above. The Cash Redemption Amount is calculated in the same manner as the Cash Component. To the extent that the Fund Securities have a value greater than the NAV of the shares being redeemed, a Cash Redemption Amount payment equal to the differential is required to be paid by the redeeming shareholder.
The Fund, through the NSCC, makes available on each Business Day, immediately prior to the opening of business on the applicable exchange, the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day, as well as the Cash Redemption Amount. Such Fund Securities and the corresponding Cash Redemption Amount are applicable to effect redemptions of Creation Units of the Fund until such time as the next-announced composition of the Fund Securities and Cash Redemption Amount is made available.
Cash Redemptions
The Fund (as set forth in the prospectus) generally will pay out the proceeds of redemptions of Creation Units partially or principally for cash (or through any combination of cash and Fund Securities). In addition, an Authorized Participant may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the Authorized Participant will receive a cash payment in an amount equal to the NAV of its shares next determined after a redemption request is received (less any redemption transaction fees imposed, as specified above).

Redemptions of shares will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Corporation could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant that is not a “qualified institutional buyer,” as such term is defined under Rule 144A of the 1933 Act, will not be able to receive Fund Securities that are restricted securities eligible for resale under Rule 144. The Authorized Participant may request the redeeming beneficial owner of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment.
Procedures for Redemption of Creation Units
Orders must be transmitted by an Authorized Participant, in such form and by such transmission method acceptable to the Transfer Agent or Distributor, pursuant to procedures set forth in the Participant Agreement, and such procedures may change from time to time. Authorized Participants seeking to redeem shares of the Fund may transfer Creation Units through the Clearing Process (see “Placing Redemption Requests Using the Clearing Process”) or outside the Clearing Process through the facilities of DTC (see “Placing Redemption Requests Outside the Clearing Process”).
Validly submitted orders to redeem Creation Units on each Business Day will be accepted until the Order Cut-Off Time on the Business Day that the order is placed. All Creation Unit orders must be received by the Distributor no later than the Order Cut-Off Time in order to receive the NAV determined on the Transmittal Date. When the listing exchange closes earlier than normal, the Fund may require orders for Creation Units to be placed earlier in the Business Day.
A redemption request will be considered to be in “proper form” if (i) a duly completed request form is received by the Distributor from the Authorized Participant on behalf of itself or another redeeming investor at the specified Order Cut-Off Time, and (ii) arrangements satisfactory to the Fund are in place for the Authorized Participant to transfer or cause to be transferred to the Fund the Creation Unit of the Fund being redeemed on or before contractual settlement of the redemption request.
As discussed, a redeeming investor will pay a Transaction Fee to offset the Fund’s trading costs, operational processing costs, brokerage commissions and other similar costs incurred in transferring the Fund Securities from its account to the account of the redeeming investor. An entity redeeming shares in Creation Units outside the Clearing Process may be required to pay a higher Transaction Fee than would have been charged had the redemption been effected through the Clearing Process. A redeeming investor receiving cash in lieu of one or more Fund Securities may also be assessed a higher transaction fee on the cash in lieu portion. This higher Transaction Fee will be assessed in the same manner as the Transaction Fee incurred in purchasing Creation Units.

Redemption Requests
Placing Redemption Requests Using the Clearing Process
Requests to redeem Creation Units through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement, in such form and by such transmission method acceptable to the Transfer Agent or Distributor, pursuant to procedures set forth in the Participant Agreement.
Placing Redemption Requests Outside the Clearing Process
Orders to redeem Creation Units outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement. A DTC Participant who wishes to place a redemption order outside the Clearing Process need not be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption instead will be effected through a transfer of Fund shares directly through the DTC.
Acceptance of Redemption Requests
The Transfer Agent will deliver to the Authorized Participant a confirmation of acceptance of a request to redeem shares in Creation Units within 15 minutes of the receipt of a submission received in proper form. A redemption order is deemed to be irrevocable upon the delivery of the confirmation of acceptance.
The right of redemption may be suspended or the date of payment postponed (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the shares of the Fund or determination of the Fund’s NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.
Issuance of Fund Securities
To the extent contemplated by a Participant Agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Unit to be redeemed to the Distributor, on behalf of the Fund, by the closing time of the regular trading session on the Exchange on the date such redemption request is submitted, the Distributor will nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash having a value at least equal to 115% of the market value of the missing shares. The Corporation may use such collateral at any time to purchase the missing shares, and will subject the Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral, which may be sold by the Corporation at such time, and in such manner, as the Corporation may determine in its sole discretion.
Using the Clearing Process
An Authorized Participant that is a Participating Party is required to transfer to the Transfer Agent: (i) the requisite shares, and (ii) the Cash Redemption Amount, if any, to the Transfer Agent by means of the Corporation’s Clearing Process. In each case, the delivery must occur by the “regular way” settlement date (i.e., T+1). At that time, the Transfer Agent shall initiate procedures to transfer the requisite Fund Securities and the Cash Redemption Amount, if any, through the Clearing Process so as to be received no later than on the “regular way” settlement date (i.e., T+1).

Outside the Clearing Process
An Authorized Participant that is a DTC Participant making an redemption request outside the Clearing Process is required to transfer to the Transfer Agent: (i) the requisite shares through DTC, and (ii) the Cash Redemption Amount, if any, through the Federal Reserve Bank wire system. Such shares and Cash Redemption Amount must be received by the Transfer Agent by 11:00 a.m., Eastern time on the Contractual Settlement Date. At that time, the Transfer Agent shall initiate procedures to transfer the requisite Fund Securities through DTC and the Cash Redemption Amount, if any, through the Federal Reserve Bank wire system so as to be received no later than T+1 (except as otherwise set forth in the Participant Agreement).
Regular Holidays
The Fund may effect deliveries of Creation Units and Fund Securities on a basis other than T+1 in order to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates or under certain other circumstances. The ability of the Corporation to effect in-kind creations and redemptions on a T+1 basis is subject, among other things, to the condition that, in the time between the order date and the delivery date, there are no days that are holidays in an applicable foreign market. For every occurrence of one or more such intervening holidays that are not holidays observed in the U.S., the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies also may prevent the Fund from delivering securities within the normal settlement period.
The securities delivery cycles currently practicable for transferring Fund Securities to redeeming investors, coupled with foreign market holiday schedules, could require a delivery process longer than seven calendar days for the Fund in certain circumstances.
DIVIDENDS AND DISTRIBUTION
Dividends and other distributions on shares are distributed on a pro rata basis to beneficial owners of the shares. Beneficial owners are owners of beneficial interests in Fund shares. Dividend payments are made through the Depository Trust Company (“DTC”) Participants and Indirect Participants to beneficial owners then of record with proceeds received from the Fund.
The Fund does not provide a reinvestment service. Financial intermediaries, at their own discretion, may offer a dividend reinvestment service under which shares are purchased in the secondary market at current market prices. Investors should consult their financial intermediary for further information regarding any dividend reinvestment service offered.
BOOK ENTRY ONLY SYSTEM
The DTC acts as securities depositary for the shares. Shares of the Fund are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC. Except in the limited circumstance provided below, certificates will not be issued for shares.
DTC, a limited-purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange (“NYSE”) and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and beneficial owners that are not DTC Participants). Beneficial owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares.
Conveyance of all notices, statements and other communications to beneficial owners is effected as follows. Pursuant to the Depositary Agreement between the Corporation and DTC, DTC is required to make available to the Corporation upon request and for a fee to be charged to the Corporation a listing of the shares of the Fund held by each DTC Participant. The Corporation, either directly or through a third-party service, shall inquire of each such DTC Participant as to the number of beneficial owners holding shares, directly or indirectly, through such DTC Participant. The Corporation, either directly or through a third-party service, shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such beneficial owners. In addition, the Corporation shall pay to each such DTC Participant and/or third-party service a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.
Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in shares of the Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and beneficial owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.
The Corporation has no responsibility or liability for any aspects of the records relating to or notices to beneficial owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and beneficial owners owning through such DTC Participants.
DTC may determine to discontinue providing its service with respect to shares at any time by giving reasonable notice to the Corporation and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Corporation shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such a replacement is unavailable, to issue and deliver printed certificates representing ownership of shares, unless the Corporation makes other arrangements with respect thereto satisfactory to the listing exchange.

ALLOCATION OF PORTFOLIO BROKERAGE
Decisions to buy and sell securities for the Funds are made by the Adviser subject to review by the Board.  In placing purchase and sale orders for portfolio securities for the Funds, it is the policy of the Adviser to seek the best execution of orders at the most favorable price in light of the overall quality of brokerage and research services provided, as described in this and the following paragraph. In selecting brokers to effect portfolio transactions, the determination of what is expected to result in best execution at the most favorable price involves a number of largely judgmental considerations.  Among these are the Adviser’s evaluation of the broker’s efficiency in executing and clearing transactions, block trading capability (including the broker’s willingness to position securities and the broker’s financial strength and stability).  The most favorable price to the Fund means the best net price (namely, the price after giving effect to commissions, if any).  Over‑the‑counter securities may be purchased and sold directly with principal market makers who retain the difference in their cost in the security and its selling price (namely, “markups” when the market maker sells a security and “markdowns” when the market maker purchases a security).  In some instances, the Adviser feels that better prices are available from non‑principal market makers who are paid commissions directly.
In allocating brokerage business for the Funds, the Adviser also takes into consideration the research, analytical, statistical and other information and services provided by the broker, such as general economic reports and information, reports or analyses of particular companies or industry groups, market timing and technical information, and the availability of the brokerage firm’s analysts for consultation.  While the Adviser believes these services have substantial value, they are considered supplemental to the Adviser’s own efforts in the performance of its duties under the Advisory Agreements.  Other clients of the Adviser may indirectly benefit from the availability of these services to the Adviser, and the Fund may indirectly benefit from services available to the Adviser as a result of transactions for other clients.  The Advisory Agreements provide that the Adviser may cause the Fund to pay a broker which provides brokerage and research services to the Adviser a commission for effecting a securities transaction in excess of the amount another broker would have charged for effecting the transaction, if the Adviser determines in good faith that such amount of commission is reasonable in relation to the value of brokerage and research services provided by the executing broker viewed in terms of either the particular transaction or the Adviser’s overall responsibilities with respect to the Fund and the other accounts as to which it exercises investment discretion.
The Fund is newly formed and had not yet commenced operations as of the date of this SAI.
From time to time, the Fund may acquire and hold securities issued by its “regular brokers and dealers” or the parents of those brokers and dealers. For this purpose, regular brokers and dealers are the 10 brokers or dealers that: (1) received the greatest amount of brokerage commissions during the Fund’s last fiscal year; (2) engaged in the largest amount of principal transactions for portfolio transactions of the Fund during the Fund’s last fiscal period; or (3) sold the largest amount of the Fund’s shares during the Fund’s last fiscal year.  As of the fiscal period ended September 30, 2025, the Funds did not own securities of their “regular brokers or dealers” or their parent companies.

OTHER ARRANGEMENTS
Custodian.  U.S. Bank, N.A., 1555 North RiverCenter Drive, Suite 302, Milwaukee, Wisconsin 53212, acts as custodian for the Funds.  As such, U.S. Bank, N.A. holds all securities and cash of the Funds, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments and performs other duties, all as directed by officers of the Corporation.  U.S. Bank, N.A. does not exercise any supervisory function over the management of the Funds, the purchase and sale of securities or the payment of distributions to shareholders.  Fund Services, an affiliate of U.S. Bank, N.A., acts as the Funds’ administrator, Transfer Agent and dividend disbursing agent.  Fund Services is located at 615 East Michigan Street, Milwaukee, Wisconsin 53202.
U.S. Bank, N.A. is the designated Foreign Custody Manager (as the term is defined in Rule 17f-5 under the 1940 Act) of the Funds’ securities and cash held outside the United States.  The Directors have delegated to U.S. Bank, N.A. certain responsibilities for such assets, as permitted by Rule 17f-5.  U.S. Bank, N.A. and the foreign subcustodians selected by it hold the Funds’ assets in safekeeping and collect and remit the income thereon, subject to the instructions of the Funds.
Principal Listing Exchange.  The shares of the Fund are listed for trading on the NYSE Arca, a national securities exchange.
Transfer Agency Services. U.S. Bancorp Fund Services, LLC acts as shareholder servicing and transfer agent for the Fund and is responsible for services in connection with the establishment, maintenance and recording of shareholder accounts, and the implementation of investment and redemption arrangements offered in connection with the sale of the Funds’ shares.
CERTAIN U.S. FEDERAL INCOME TAX CONSIDERATIONS
IN VIEW OF THE COMPLEXITIES OF U.S. FEDERAL AND OTHER INCOME TAX LAWS APPLICABLE TO REGULATED INVESTMENT COMPANIES, A PROSPECTIVE SHAREHOLDER IS URGED TO CONSULT WITH AND RELY SOLELY UPON ITS TAX ADVISERS TO UNDERSTAND FULLY THE U.S. FEDERAL, STATE, LOCAL AND FOREIGN TAX CONSEQUENCES TO THAT INVESTOR OF SUCH AN INVESTMENT BASED ON THAT INVESTOR’S PARTICULAR FACTS AND CIRCUMSTANCES. THIS SUMMARY IS NOT INTENDED TO BE, AND SHOULD NOT BE CONSTRUED AS, LEGAL OR TAX ADVICE TO ANY PROSPECTIVE SHAREHOLDER.
The following information supplements and should be read in conjunction with the section in the Prospectus entitled “DIVIDENDS, DISTRIBUTIONS AND TAXES.” The Prospectus generally describes the U.S. federal income tax treatment of distributions by the Fund. This section of the SAI provides additional information concerning U.S. federal income taxes. It is based on the Internal Revenue Code of 1986, as amended (the “Code”), applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as of the date of this SAI and all of which are subject to change, including changes with retroactive effect. Except as specifically set forth below, the following discussion does not address any state, local or foreign tax matters.
A shareholder’s tax treatment may vary depending upon the shareholder’s particular situation. This discussion applies only to shareholders holding Fund shares as capital assets within the meaning of the Code. A shareholder may also be subject to special rules not discussed below if they are a certain kind of shareholder, including, but not limited to: an insurance company; a tax-exempt organization; a financial institution or broker-dealer; a person who is neither a citizen nor resident of the United States or entity that is not organized under the laws of the United States or political subdivision thereof; a shareholder who holds Fund shares as part of a hedge, straddle or conversion transaction; a shareholder who does not hold Fund shares as a capital asset; or an entity taxable as a partnership for U.S. federal income tax purposes and investors in such an entity.

The Fund has not requested and will not request an advance ruling from the Internal Revenue Service (the “IRS”) as to the U.S. federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. In addition, the following discussion and the discussions in the Prospectus applicable to each shareholder address only some of the U.S. federal income tax considerations generally affecting investments in the Fund. Prospective shareholders are urged to consult their own tax advisers and financial planners regarding the U.S. federal tax consequences of an investment in the Fund, the application of state, local or foreign laws, and the effect of any possible changes in applicable tax laws on their investment in the Fund.
Qualification as a Regulated Investment Company
It is intended that the Fund will qualify for treatment as a regulated investment company (a “RIC”) under Subchapter M of Subtitle A, Chapter 1 of the Code.
In order to qualify as a RIC under the Code, the Fund must, among other things, derive at least 90% of its gross income each taxable year generally from (i) dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income attributable to its business of investing in such stock, securities or foreign currencies (including, but not limited to, gains from options, futures or forward contracts) and (ii) net income derived from an interest in a qualified publicly traded partnership, as defined in the Code. Future U.S. Treasury regulations may (possibly retroactively) exclude from qualifying income foreign currency gains that are not directly related to the Fund’s principal business of investing in stock, securities or options and futures with respect to stock or securities. In general, for purposes of this 90% gross income requirement, income derived from a partnership, except a qualified publicly traded partnership, will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the RIC.
In general, gold and other precious metals do not constitute qualifying assets, and gain derived from the sale of gold or other precious metals does not constitute qualifying income. To reduce the risk that the Fund’s investments in gold, silver, platinum and palladium bullion, whether held directly or indirectly, may result in the Fund’s failure to satisfy the requirements of Subchapter M, the Adviser will endeavor to manage the Fund’s portfolio so that (i) less than 10% of the Fund’s gross income each year will be derived from its investments in gold, silver, platinum and palladium bullion, and (ii) less than 50% of the value of the Fund’s assets, at the end of each quarter, will be invested in gold, silver, platinum and palladium bullion or other non-qualifying assets.
The Fund must also diversify its holdings so that, at the end of each quarter of the Fund’s taxable year: (i) at least 50% of the fair market value of its gross assets consists of (A) cash and cash items (including receivables), U.S. government securities and securities of other RICs, and (B) securities of any one issuer (other than those described in clause (A)) to the extent such securities do not exceed 5% of the value of the Fund’s total assets and do not exceed 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets consists of the securities of any one issuer (other than those described in clause (i)(A)), the securities of two or more issuers the Fund controls and which are engaged in the same, similar or related trades or businesses, or the securities of one or more qualified publicly traded partnerships. In addition, for purposes of meeting the diversification requirement of clause (i)(B), the term “outstanding voting securities of such issuer” includes the equity securities of a qualified publicly traded partnership. The qualifying income and diversification requirements applicable to the Fund may limit the extent to which it can engage in transactions in options, futures contracts, forward contracts and swap agreements.

If the Fund fails to satisfy any of the qualifying income or diversification requirements in any taxable year, the Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirement. Additionally, relief is provided for certain de minimis failures of the diversification requirements where the Fund corrects the failure within a specified period. If the applicable relief provisions are not available or cannot be met, the Fund will be taxed in the same manner as an ordinary corporation, described below.
In addition, with respect to each taxable year, the Fund generally must distribute to its shareholders at least 90% of its investment company taxable income, which generally includes its ordinary income and the excess of any net short-term capital gain over net long- term capital loss, and at least 90% of its net tax-exempt interest income earned for the taxable year. If the Fund meets all of the RIC qualification requirements, it generally will not be subject to U.S. federal income tax on any of the investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders. For this purpose, the Fund generally must make the distributions in the same year that it realizes the income and gain, although in certain circumstances, the Fund may make the distributions in the following taxable year. Shareholders generally are taxed on any distributions from the Fund in the year they are actually distributed. However, if the Fund declares a distribution to shareholders of record in October, November or December of one year and pays the distribution by January 31 of the following year, the Fund and its shareholders will be treated as if the Fund paid the distribution on December 31 of the first year. The Fund intends to distribute its net income and gain in a timely manner to maintain its status as a RIC and eliminate fund-level U.S. federal income taxation of such income and gain. However, no assurance can be given that the Fund will not be subject to U.S. federal income taxation.
Moreover, the Fund may retain for investment all or a portion of their net capital gain. If the Fund retains any net capital gain, it will be subject to a tax at regular corporate rates on the amount retained, but may report the retained amount as undistributed capital gain in a written statement furnished to its shareholders, who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal to the difference between the amount of undistributed capital gain included in the shareholder’s gross income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence. The Fund is not required to, and there can be no assurance that it will, make this designation if it retains all or a portion of its net capital gain in a taxable year.

If, for any taxable year, the Fund fails to qualify as a RIC, and is not eligible for relief as described above, it will be taxed in the same manner as an ordinary corporation without any deduction for its distributions to shareholders, and all distributions from the Fund’s current and accumulated earnings and profits (including any distributions of its net tax-exempt income and net long-term capital gain) to its shareholders will be taxable as dividend income. To re-qualify to be taxed as a RIC in a subsequent year, the Fund may be required to distribute to its shareholders its earnings and profits attributable to non-RIC years reduced by an interest charge on 50% of such earnings and profits payable by the Fund to the IRS. In addition, if the Fund initially qualifies as a RIC but subsequently fails to qualify as a RIC for a period greater than two taxable years, the Fund generally would be required to recognize and pay tax on any net unrealized gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Fund had been liquidated) or, alternatively, to be subject to tax on such unrealized gain recognized for a period of ten years, in order to re-qualify as a RIC in a subsequent year.
Equalization Accounting
The Fund may use the so-called “equalization method” of accounting to allocate a portion of its “earnings and profits,” which generally equals the Fund’s undistributed investment company taxable income and net capital gain, with certain adjustments, to redemption proceeds. This method permits the Fund to achieve more balanced distributions for both continuing and redeeming shareholders. Although using this method generally will not affect the Fund’s total returns, it may reduce the amount that the Fund would otherwise distribute to continuing shareholders by reducing the effect of redemptions of Fund shares on Fund distributions to shareholders. However, the IRS may not have expressly sanctioned the particular equalization methods that may be used by the Fund, and thus the Fund’s use of these methods may be subject to IRS scrutiny.
Capital Loss Carry-Forwards
For capital losses realized in taxable years beginning after January 1, 2011, the excess of the Fund’s net short-term capital loss over its net long-term capital gain is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year and the excess of the Fund’s net long-term capital loss over its net short-term capital gain is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. If future capital gain is offset by carried-forward capital losses, such future capital gain is not subject to fund-level U.S. federal income tax, regardless of whether it is distributed to shareholders. Accordingly, the Fund does not expect to distribute any such offsetting capital gain. The Fund cannot carry back or carry forward any net operating losses.
If the Fund engages in a reorganization, either as an acquiring fund or acquired fund, its capital loss carry forwards (if any), its unrealized losses (if any), and any such losses of other funds participating in the reorganization may be subject to severe limitations that could make such losses.  The Fund may engage in reorganizations in the future.
Excise Tax
If the Fund fails to distribute by December 31 of each calendar year at least the sum of 98% of its ordinary income for that year (excluding capital gains and losses), 98.2% of its capital gain net income (adjusted for certain net ordinary losses) for the 12-month period ending on October 31 of that year, and any of its ordinary income and capital gain net income from previous years that was not distributed during such years, the Fund will be subject to a nondeductible 4% U.S. federal excise tax on the undistributed amounts (other than to the extent of its tax-exempt interest income, if any). For these purposes, the Fund will be treated as having distributed any amount on which it is subject to corporate level U.S. federal income tax for the taxable year ending within the calendar year. The Funds generally intend to actually, or be deemed to, distribute substantially all of their ordinary income and capital gain net income, if any, by the end of each calendar year and thus expects not to be subject to the excise tax. However, no assurance can be given that the Fund will not be subject to the excise tax. Moreover, the Fund reserves the right to pay an excise tax rather than make an additional distribution when circumstances warrant (for example, the amount of excise tax to be paid by the Fund is determined to be de minimis).

Taxation of Investments
In general, realized gains or losses on the sale of securities held by the Fund will be treated as capital gains or losses, and long-term capital gains or losses if the Fund has held the disposed securities for more than one year at the time of disposition.
Certain of the Fund’s investment practices are subject to special and complex U.S. federal income tax provisions (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules) that may, among other things, (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions, including the dividends received deduction, (ii) convert lower taxed long-term capital gains or qualified dividend income into higher taxed short-term capital gains or ordinary income, (iii) convert ordinary loss or a deduction into capital loss (the deductibility of which is more limited), (iv) cause the Fund to recognize income or gain without a corresponding receipt of cash, (v) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur, (vi) adversely alter the characterization of certain complex financial transactions and (vii) produce income that will not be “qualified” income for purposes of the 90% annual gross income requirement described above. These U.S. federal income tax provisions could therefore affect the amount, timing and character of distributions to common shareholders. The Fund intends to monitor its transactions and may make certain tax elections and may be required to dispose of securities to mitigate the effect of these provisions and prevent disqualification of the Fund as a RIC. Additionally, the Fund may be required to limit its activities in derivative instruments in order to enable it to maintain its RIC status.
The Fund may invest a portion of its net assets in below investment grade securities, commonly known as “junk” securities. Investments in these types of securities may present special tax issues for the Fund. U.S. federal income tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and income and whether modifications or exchanges of debt obligations in a bankruptcy or workout context are taxable. These and other issues could affect the Fund’s ability to distribute sufficient income to preserve its status as a RIC or to avoid the imposition of U.S. federal income or excise tax.
If the Fund purchases a debt obligation with original issue discount (“OID”) (generally, a debt obligation with a purchase price at original issuance less than its principal amount, such as a zero-coupon bond), which generally includes “payment-in-kind” or “PIK” bonds, the Fund generally is required to annually include in its taxable income a portion of the OID as ordinary income, even though the Fund may not receive cash payments attributable to the OID until a later date, potentially until maturity or disposition of the obligation. A portion of the OID includible in income with respect to certain high-yield corporate discount obligations may be treated as a dividend for U.S. federal income tax purposes. Similarly, if the Fund purchases a debt obligation with market discount (generally a debt obligation with a purchase price after original issuance less than its principal amount (reduced by any OID)), the Fund generally is required to annually include in its taxable income a portion of the market discount as ordinary income, even though the Fund may not receive cash payments attributable to the market discount until a later date, potentially until maturity or disposition of the obligation. The Fund generally will be required to make distributions to shareholders representing the OID or market discount income on debt obligations that is currently includible in income, even though the cash representing such income may not have been received by the Fund. Cash to pay such distributions may be obtained from sales proceeds of securities held by the Fund which the Fund otherwise might have continued to hold; obtaining such cash might be disadvantageous for the Fund.

If the Fund invests in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default, special tax issues may exist for the Fund. U.S. federal income tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, OID, or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, and how payments received on obligations in default should be allocated between principal and income. These and other related issues will be addressed by the Fund when, as, and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a RIC and does not become subject to U.S. federal income or excise tax.
If an option granted by the Fund is sold, lapses or is otherwise terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. Some capital losses realized by the Fund in the sale, exchange, exercise, or other disposition of an option may be deferred if they result from a position that is part of a “straddle,” discussed below. If securities are sold by the Fund pursuant to the exercise of a covered call option granted by it, the Fund generally will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by the Fund pursuant to the exercise of a put option granted by it, the Fund generally will subtract the premium received from its cost basis in the securities purchased.
Some regulated futures contracts, certain foreign currency contracts, and non-equity, listed options used by the Fund will be deemed “Section 1256 contracts.” The Fund will be required to “mark-to-market” any such contracts held at the end of the taxable year by treating them as if they had been sold on the last day of that year at market value. Sixty percent of any net gain or loss realized on all dispositions of Section 1256 contracts, including deemed dispositions under the “mark-to-market” rule, generally will be treated as long-term capital gain or loss, and the remaining 40% will be treated as short-term capital gain or loss, although certain foreign currency gains and losses from such contracts may be treated as ordinary income or loss (as described below). These provisions may require the Fund to recognize income or gains without a concurrent receipt of cash. Transactions that qualify as designated hedges are exempt from the mark-to-market rule and the “60%/40%” rule and may require the Fund to defer the recognition of losses on certain futures contracts, foreign currency contracts and non-equity options.

Foreign currency gains and losses realized by the Fund in connection with certain transactions involving foreign currency-denominated debt obligations, certain options, futures contracts, forward contracts, and similar instruments relating to foreign currency, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income or loss and may affect the amount and timing of recognition of the Fund’s income. Under future U.S. Treasury regulations, any such transactions that are not directly related to the Fund’s investments in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the Fund to satisfy the 90% income test described above. If the net foreign currency loss exceeds the Fund’s net investment company taxable income (computed without regard to such loss) for a taxable year, the resulting ordinary loss for such year will not be deductible by the Fund or its shareholders in future years.
Offsetting positions held by the Fund involving certain derivative instruments, such as financial forward, futures, and options contracts, may be considered, for U.S. federal income tax purposes, to constitute “straddles.” “Straddles” are defined to include “offsetting positions” in actively traded personal property. The tax treatment of “straddles” is governed by Section 1092 of the Code which, in certain circumstances, overrides or modifies the provisions of Section 1256 of the Code, described above. If the Fund is treated as entering into a “straddle” and at least one (but not all) of the Fund’s positions in derivative contracts comprising a part of such straddle is governed by Section 1256 of the Code, then such straddle could be characterized as a “mixed straddle.” The Fund may make one or more elections with respect to “mixed straddles.” Depending upon which election is made, if any, the results with respect to the Fund may differ. Generally, to the extent the straddle rules apply to positions established by the Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain. In addition, the existence of a straddle may affect the holding period of the offsetting positions. As a result, the straddle rules could cause distributions that would otherwise constitute qualified dividend income (defined below) to fail to satisfy the applicable holding period requirements (described below) and therefore to be taxed as ordinary income. Furthermore, the Fund may be required to capitalize, rather than deduct currently, any interest expense and carrying charges applicable to a position that is part of a straddle, including any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. Because the application of the straddle rules may affect the character and timing of gains and losses from affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to the situation where the Fund had not engaged in such transactions.
If the Fund enters into a “constructive sale” of any appreciated financial position in stock, a partnership interest, or certain debt instruments, the Fund will be treated as if it had sold and immediately repurchased the property and must recognize gain (but not loss) with respect to that position. A constructive sale of an appreciated financial position occurs when the Fund enters into certain offsetting transactions with respect to the same or substantially identical property, including: (i) a short sale; (ii) an offsetting notional principal contract; (iii) a futures or forward contract; or (iv) other transactions identified in future U.S. Treasury regulations. The character of the gain from constructive sales will depend upon the Fund’s holding period in the appreciated financial position. Losses realized from a sale of a position that was previously the subject of a constructive sale will be recognized when the position is subsequently disposed of. The character of such losses will depend upon the Fund’s holding period in the position and the application of various loss deferral provisions in the Code. Constructive sale treatment does not apply to certain closed transactions, including if such a transaction is closed on or before the 30th day after the close of the Fund’s taxable year and the Fund holds the appreciated financial position unhedged throughout the 60-day period beginning with the day such transaction was closed.

The amount of long-term capital gain the Fund may recognize from certain derivative transactions with respect to interests in certain pass-through entities is limited under the Code’s constructive ownership rules. The amount of long-term capital gain is limited to the amount of such gain the Fund would have had if the Fund directly invested in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income.
In addition, the Fund’s transactions in securities and certain types of derivatives (e.g., options, futures contracts, forward contracts, and swap agreements) may be subject to other special tax rules, such as the wash sale rules or the short sale rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments to the holding periods of the Fund’s securities, convert long-term capital gains into short-term capital gains, and/or convert short-term capital losses into long- term capital losses. These rules could therefore affect the amount, timing, and character of distributions to shareholders.
Rules governing the U.S. federal income tax aspects of derivatives, including swap agreements, are in a developing stage and are not entirely clear in certain respects. Accordingly, while the Fund intends to account for such transactions in a manner it deems to be appropriate, the IRS might not accept such treatment. If it did not, the status of the Fund as a RIC might be jeopardized. Certain requirements that must be met under the Code in order for the Fund to qualify as a RIC may limit the extent to which the Fund will be able to engage in derivatives transactions.
The Fund may invest in real estate investment trusts (“REITs”). Investments in REIT equity securities may require the Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. The Fund’s investments in REIT equity securities may at other times result in the Fund’s receipt of cash in excess of the REIT’s earnings if the Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for U.S. federal income tax purposes. Dividends received by the Fund from a REIT generally will not constitute qualified dividend income and will not qualify for the dividends-received deduction.  Under recent legislation, certain income distributed by pass-through entities is allowed up to a 20% deduction; however, it is unclear at this time whether a RIC (such as the Fund) can pass on such deduction on REIT distributions to shareholders.
The Fund may invest directly or indirectly in residual interests in real estate mortgage investment conduits (“REMICs”) or in other interests that may be treated as taxable mortgage pools (“TMPs”) for U.S. federal income tax purposes. Under IRS guidance, the Fund must allocate “excess inclusion income” received directly or indirectly from REMIC residual interests or TMPs to its shareholders in proportion to dividends paid to such shareholders, with the same consequences as if the shareholders had invested in the REMIC residual interests or TMPs directly.

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) constitutes unrelated business taxable income to Keogh, 401(k) and qualified pension plans, as well as individual retirement accounts and certain other tax exempt entities, thereby potentially requiring such an entity, which otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, does not qualify for any reduction, by treaty or otherwise, in the 30% U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (as defined in the Code) is a record holder of a share in the Fund, then the Fund will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal corporate income tax rate. To the extent permitted under the 1940 Act, the Fund may elect to specially allocate any such tax to the applicable disqualified organization, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. The Fund may or may not make such an election.
“Passive foreign investment companies” (“PFICs”) are generally defined as foreign corporations with respect to which at least 75% of their gross income for their taxable year is income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or at least 50% of their assets on average produce, or are held for the production of, such passive income. If the Fund acquires any equity interest in a PFIC, the Fund could be subject to U.S. federal income tax and interest charges on “excess distributions” received from the PFIC or on a gain from the sale of such equity interest in the PFIC, even if all income or gain actually received by the Fund is timely distributed to its shareholders. Excess distributions will be characterized as ordinary income even though, absent the application of PFIC rules, some excess distributions may have been classified as capital gain.
The Fund will not be permitted to pass through to its shareholders any credit or deduction for taxes and interest charges incurred with respect to PFICs. Elections may be available that would ameliorate these adverse tax consequences, but such elections could require the Fund to recognize taxable income or gain without the concurrent receipt of cash. Investments in PFICs could also result in the treatment of associated capital gains as ordinary income. The Funds may attempt to limit and/or manage their holdings in PFICs to minimize their tax liability or maximize their returns from these investments but there can be no assurance that they will be able to do so. Moreover, because it is not always possible to identify a foreign corporation as a PFIC in advance of acquiring shares in the corporation, the Fund may incur the tax and interest charges described above in some instances. Dividends paid by the Fund attributable to income and gains derived from PFICs will not be eligible to be treated as qualified dividend income.
If the Fund owns 10% or more of either the voting power or the value of the stock of a “controlled foreign corporation” (a “CFC”), such corporation will not be treated as a PFIC with respect to the Fund. In general, the Fund may be required to recognize dividends from a CFC before actually receiving any dividends. There may also be a tax imposed on a U.S. shareholder’s aggregate net CFC income that is treated as global intangible low-taxed income. As a result of the foregoing, the Fund may be required to recognize income sooner than it otherwise would.
In addition to the investments described above, prospective shareholders should be aware that other investments made by the Fund may involve complex tax rules that may result in income or gain recognition by the Fund without corresponding current cash receipts. Although the Fund seeks to avoid significant non-cash income, such non-cash income could be recognized by the Fund, in which case the Fund may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. In this regard, the Fund could be required at times to liquidate investments prematurely in order to satisfy their minimum distribution requirements.

Notwithstanding the foregoing, under recently enacted tax legislation, accrual method taxpayers required to recognize gross income under the “all events test” no later than when such income is recognized as revenue in an applicable financial statement (e.g., an audited financial statement which is used for reporting to partners). This new rule may require the Fund to recognize income earlier than as described above.
Taxation of Distributions
Distributions paid out of the Fund’s current and accumulated earnings and profits (as determined at the end of the year), whether paid in cash or reinvested in the Fund, generally are deemed to be taxable distributions and must be reported by each shareholder who is required to file a U.S. federal income tax return. Dividends and other distributions on the Fund’s shares are generally subject to U.S. federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares acquired at a time when the Fund’s net asset value reflects gains that are either unrealized, or realized but not distributed. For U.S. federal income tax purposes, the Fund’s earnings and profits, described above, are determined at the end of the Fund’s taxable year and are allocated pro rata to distributions paid over the entire year. Distributions in excess of the Fund’s current and accumulated earnings and profits will first be treated as a return of capital up to the amount of a shareholder’s tax basis in the shareholder’s Fund shares and then as capital gain. The Fund may make distributions in excess of its earnings and profits, from time to time.
For U.S. federal income tax purposes, distributions of investment income are generally taxable as ordinary income, and distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income. Distributions properly reported in writing by the Fund as capital gain dividends will be taxable to shareholders as long-term capital gain (to the extent such distributions do not exceed the Fund’s net capital gain for the taxable year), regardless of how long a shareholder has held Fund shares, and do not qualify as dividends for purposes of the dividends-received deduction or as qualified dividend income. The Fund will report capital gain dividends, if any, in a written statement furnished to its shareholders after the close of the Fund’s taxable year.
The Fund intends to distribute annually to its shareholders substantially all of its investment company taxable income and any net realized long-term capital gains in excess of net realized short-term capital losses (including any capital loss carryovers). However, if the Fund retains for investment an amount equal to all or a portion of its net long-term capital gains in excess of its net short-term capital losses (including any capital loss carryovers), it will be subject to a corporate tax (at a flat rate of 21%) on the amount retained. In that event, the Fund will designate such retained amounts as undistributed capital gains in a notice to its shareholders who (a) will be required to include in income for U.S. federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount, (b) will be entitled to credit their proportionate shares of the tax paid by the Fund on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their liabilities, if any, and (c) will be entitled to increase their tax basis, for U.S. federal income tax purposes, in their shares by an amount equal to the excess of the amount in clause (a) over the amount in clause (b). Organizations or persons not subject to U.S. federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by the Fund upon filing appropriate returns or claims for refund with the IRS.

If an individual receives a regular dividend qualifying for the long-term capital gains rates and such dividend constitutes an “extraordinary dividend,” and the individual subsequently recognizes a loss on the sale or exchange of stock in respect of which the extraordinary dividend was paid, then the loss will be long-term capital loss to the extent of such extraordinary dividend. An “extraordinary dividend” on common stock for this purpose is generally a dividend (i) in an amount greater than or equal to 10% of the taxpayer’s tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within an 85-day period, or (ii) in an amount greater than 20% of the taxpayer’s tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within a 365-day period.
Investors considering buying Fund shares just prior to a dividend or capital gain distribution should be aware that, although the price of shares purchased at that time may reflect the amount of the forthcoming distribution, such dividend or distribution may nevertheless be taxable to them. If the Fund is the holder of record of any security on the record date for any dividends payable with respect to such security, such dividends will be included in the Fund’s gross income not as of the date received but as of the later of (a) the date such security became ex-dividend with respect to such dividends (i.e., the date on which a buyer of the security would not be entitled to receive the declared, but unpaid, dividends); or (b) the date the Fund acquired such security. Accordingly, in order to satisfy its income distribution requirements, the Fund may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.
Fluctuations in foreign currency exchange rates may result in foreign exchange gain or loss on transactions in foreign currencies, foreign currency-denominated debt obligations, and certain foreign currency options, futures contracts and forward contracts. Such gains or losses are generally characterized as ordinary income or loss for tax purposes. The Fund must make certain distributions in order to qualify as a RIC, and the timing of and character of transactions such as foreign currency-related gains and losses may result in the fund paying a distribution treated as a return of capital. Such distribution is nontaxable to the extent of the recipient’s basis in its shares.
Some states will not tax distributions made to individual shareholders that are attributable to interest the Fund earned on direct obligations of the U.S. government if the Fund meets the state’s minimum investment or reporting requirements, if any. Investments in GNMA or FNMA securities, bankers’ acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities generally do not qualify for state-tax-free treatment. This exemption may not apply to corporate shareholders.
Sales and Exchanges of Fund Shares
If a shareholder sells, pursuant to a cash or in-kind redemption, or exchanges the shareholder’s Fund shares, subject to the discussion below, the shareholder generally will recognize a taxable capital gain or loss on the difference between the amount received for the shares (or deemed received in the case of an exchange) and the shareholder’s tax basis in the shares. This gain or loss will be long-term capital gain or loss if the shareholder has held such Fund shares for more than one year at the time of the sale or exchange, and short-term otherwise.

If a shareholder sells or exchanges Fund shares within 90 days of having acquired such shares and if, before January 31 of the calendar year following the calendar year of the sale or exchange, as a result of having initially acquired those shares, the shareholder subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different RIC, the sales charge previously incurred in acquiring the Fund’s shares generally shall not be taken into account (to the extent the previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but generally will be treated as having been incurred in the new purchase. Also, if a shareholder recognizes a loss on a disposition of Fund shares, the loss will be disallowed under the “wash sale” rules to the extent the shareholder purchases substantially identical shares within the 61-day period beginning 30 days before and ending 30 days after the disposition. Any disallowed loss generally will be reflected in an adjustment to the tax basis of the purchased shares.
If a shareholder receives a capital gain dividend with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the capital gain dividend. If such loss is incurred from the redemption of shares pursuant to a periodic redemption plan then U.S. Treasury regulations may permit an exception to this six-month rule. No such regulations have been issued as of the date of this SAI.
Corporate Shareholders
Subject to limitation and other rules, a corporate shareholder of the Fund may be eligible for the FATCA deduction on Fund distributions attributable to dividends received by the Fund from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such a deduction. For eligible corporate shareholders, the dividends-received deduction may be subject to certain reductions, and a distribution by the Fund attributable to dividends of a domestic corporation will be eligible for the deduction only if certain holding period and other requirements are met. These requirements are complex; therefore, corporate shareholders of the Funds are urged to consult their own tax advisers and financial planners.
Sections 351 and 362
The Corporation, on behalf of the Fund, has the right to reject an order for a purchase of shares if the purchaser (or group of purchasers) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of the Fund and if, pursuant to Sections 351 and 362 of the Code, the Fund would have a basis in the securities different from the market value of such securities on the date of deposit. If the Fund’s basis in such securities on the date of deposit was less than market value on such date, the Fund, upon disposition of the securities, would recognize more taxable gain or less taxable loss than if its basis in the securities had been equal to market value. It is not anticipated that the Corporation will exercise the right of rejection except in a case where the Corporation determines that accepting the order could result in material adverse tax consequences to the Fund or its shareholders. The Corporation also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination.
U.S. Federal Income Tax Rates
Noncorporate Fund shareholders (i.e., individuals, trusts and estates) are taxed at a maximum rate of 37% on ordinary income and 20% on net capital gain.

In general, “qualified dividend income” realized by noncorporate Fund shareholders is taxable at the same rate as net capital gain. Generally, qualified dividend income is dividend income attributable to certain U.S. and foreign corporations, as long as certain holding period requirements are met. In general, if less than 95% of the Fund’s income is attributable to qualified dividend income, then only the portion of the Fund’s distributions that are attributable to qualified dividend income and reported in writing as such in a timely manner will be so treated in the hands of individual shareholders. Payments received by the Fund from securities lending, repurchase, and other derivative transactions ordinarily will not qualify. The rules attributable to the qualification of Fund distributions as qualified dividend income are complex, including the holding period requirements. Individual Fund shareholders therefore are urged to consult their own tax advisers and financial planners.
The maximum stated corporate U.S. federal income tax rate applicable to ordinary income and net capital gain is 21%. Actual marginal tax rates may be higher for some shareholders, for example, through reductions in deductions. Distributions from the Fund may qualify for the “dividends-received deduction” applicable to corporate shareholders with respect to certain dividends. Naturally, the amount of tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters.
In addition, noncorporate Fund shareholders generally will be subject to an additional 3.8% tax on its “net investment income,” which ordinarily includes taxable distributions received from the corresponding Fund and taxable gain on the disposition of Fund shares if the shareholder meets a taxable income test.
Under the Foreign Account Tax Compliance Act, or “FATCA,” U.S. federal income tax withholding at a 30% rate will be imposed on dividends and proceeds of redemptions in respect of Fund shares received by Fund shareholders who own their shares through foreign accounts or foreign intermediaries if certain disclosure requirements related to U.S. accounts or ownership are not satisfied. The Fund will not pay any additional amounts in respect to any amounts withheld.
Backup Withholding
The Fund is generally required to withhold and remit to the U.S. Treasury, subject to certain exemptions (such as for certain corporate or foreign shareholders), at a rate set under Section 3406 of the Code for U.S. residents of all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to the Fund shareholder if (i) the shareholder fails to furnish the Fund with a correct “taxpayer identification number” (“TIN”), (ii) the shareholder fails to certify under penalties of perjury that the TIN provided is correct, (iii) the shareholder fails to make certain other certifications, or (iv) the IRS notifies the Fund that the shareholder’s TIN is incorrect or that the shareholder is otherwise subject to backup withholding. Backup withholding is not an additional tax imposed on the shareholder. The shareholder may apply amounts withheld as a credit against the shareholder’s U.S. federal income tax liability and may obtain a refund of any excess amounts withheld, provided that the required information is furnished to the IRS. If a shareholder fails to furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties. A shareholder may generally avoid backup withholding by furnishing a properly completed IRS Form W-9. State backup withholding may also be required to be withheld by the Fund under certain circumstances.

Other Taxes
Dividends, distributions and redemption proceeds may also be subject to additional state, local and non-U.S. taxes depending on each shareholder’s particular situation.
Foreign Shareholders
For purposes of this discussion, “foreign shareholders” include: (i) nonresident alien individuals, (ii) foreign trusts (i.e., a trust other than a trust with respect to which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), (iii) foreign estates (i.e., the income of which is not subject to U.S. tax regardless of source), and (iv) foreign corporations.
Generally, distributions made to foreign shareholders will be subject to non-refundable U.S. federal income tax withholding at a 30% rate (or such lower rate provided under an applicable income tax treaty) even if they are funded by income or gains (such as portfolio interest, short-term capital gain, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to such withholding.
Under legislation that has been available from time to time, the Fund could report in writing to its shareholders certain distributions made to foreign shareholders that would not be subject to U.S. federal income tax withholding where the distribution is attributable to specific sources (such as “portfolio interest” and short-term capital gain), certain requirements are met and the Fund makes appropriate designations to pay such “exempt” distributions. Even if the Fund realizes income from such sources, no assurance can be made the Fund would meet such requirements or make such designations. Where Fund shares are held through an intermediary, even if the Fund makes the appropriate designation, the intermediary may withhold U.S. federal income tax.
Capital gains dividends and gains recognized by a foreign shareholder on the redemption of Fund shares generally will not be subject to U.S. federal income tax withholding, provided that certain requirements are satisfied. In order to obtain a reduced rate of withholding, a non-U.S. shareholder will be required to provide an IRS Form W-8BEN or IRS Form W-8BEN-E certifying its entitlement to benefits under a treaty. The withholding tax does not apply to regular dividends paid to a non-U.S. shareholder who provides an IRS Form W-8ECI, certifying that the dividends are effectively connected with the non-U.S. shareholder’s conduct of a trade or business within the U.S. Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the non-U.S. shareholder were a U.S. shareholder. A non-U.S. corporation receiving effectively connected dividends may also be subject to additional “branch profits tax” imposed at a rate of 30% (or lower treaty rate). A non-U.S. shareholder who fails to provide an IRS Form W-8BEN, IRS Form W-8BEN-E or other applicable form may be subject to backup withholding at the appropriate rate.
Properly-reported dividends are generally exempt from U.S. federal withholding tax where they (i) are paid in respect of the Fund’s “qualified net interest income” (generally, the Fund’s U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the Fund is at least a 10% shareholder or partner, reduced by expenses that are allocable to such income) or (ii) are paid in respect of the Fund’s “qualified short-term capital gains” (generally, the excess of the Fund’s net short-term capital gain over the Fund’s long-term capital loss for such taxable year). However, depending on its circumstances, the Fund may report all, some or none of its potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In order to qualify for this exemption from withholding, a non-U.S. shareholder will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN, IRS Form W-8BEN-E or substitute Form). In the case of shares held through an intermediary, the intermediary may withhold even if the Fund reports the payment as qualified net interest income or qualified short-term capital gain. Non-U.S. shareholders should contact their intermediaries with respect to the application of these rules to their accounts.

Distributions to certain foreign shareholders by the Fund at least 50% of the assets of which are “U.S. real property interests” (as defined in the Internal Revenue Code and Treasury regulations) at any time during the five-year period ending on the date of the distributions, to the extent the distributions are attributable to gains from sales or exchanges of U.S. real property interests (including shares in certain “U.S. real property holding corporations” such as certain REITs, although exceptions may apply if any class of stock of such a corporation is regularly traded on an established securities market and the Fund has held no more than 5% of such class of stock at any time during the five-year period ending on the date of the distributions), generally must be treated by such foreign shareholders as income effectively connected to a trade or business within the U.S., which is generally subject to tax at the graduated rates applicable to U.S. shareholders, except for distributions to foreign shareholders that held no more than 5% of any class of stock of the Fund at any time during the previous one-year period ending on the date of the distributions. Such distributions may be subject to U.S. withholding tax and may require a foreign shareholder to file a U.S. federal income tax return. In addition, sales or redemptions of shares held by certain foreign shareholders in such the Fund generally will be subject to U.S. withholding tax and generally will require the foreign shareholder to file a U.S. federal income tax return, although exceptions may apply if more than 50% of the value of the Fund’s shares are held by U.S. shareholders or the foreign shareholder selling or redeeming the shares has held no more than 5% of any class of stock of the Fund at any time during the five-year period ending on the date of the sale or redemption.
Provided that more than 50% of the value of the Fund’s stock is held by U.S. shareholders, redemptions and other distributions made in the form of U.S. real property interests (including shares in certain “U.S. real property holding corporations”, although exceptions may apply if any class of stock of such a corporation is regularly traded on an established securities market and the Fund has held no more than 5% of such class of stock at any time during the five-year period ending on the date of the distribution) generally will cause the Fund to recognize a portion of any unrecognized gain in the U.S. real property interests equal to the product of (i) the excess of fair market value of such U.S. real property interests over the Fund’s adjusted bases in such interests and (ii) the greatest foreign ownership percentage of the Fund during the five-year period ending on the date of distribution.
The rules laid out in the previous two paragraphs, other than the withholding rules, will apply notwithstanding the Fund’s participation in a wash sale transaction or its payment of a substitute dividend.
Under FATCA, a withholding tax of 30% will be imposed on dividends on, and the gross proceeds of a disposition of, Fund shares paid to certain foreign shareholders unless various information reporting requirements are satisfied. Such withholding tax will generally apply to non-U.S. financial institutions, which are generally defined for this purpose as non-U.S. entities that (i) accept deposits in the ordinary course of a banking or similar business, (ii) are engaged in the business of holding financial assets for the account of others, or (iii) are engaged or hold themselves out as being engaged primarily in the business of investing, reinvesting, or trading in securities, partnership interests, commodities, or any interest in such assets. Prospective foreign shareholders are encouraged to consult their tax advisers regarding the implications of FATCA on their investment in the Fund.

Before investing in the Fund’s shares, a prospective foreign shareholder should consult with its own tax advisers, including whether the shareholder’s investment can qualify for benefits under an applicable income tax treaty.
Tax-Deferred Plans
Shares of the Fund may be available for a variety of tax-deferred retirement and other tax-advantaged plans and accounts. Prospective investors should contact their tax advisers and financial planners regarding the tax consequences to them of holding Fund shares through such plans and/or accounts.
A 1.4% excise tax is imposed on the net investment income of certain private colleges and universities. This tax would only apply to private institutions with endowment valued at $500,000 per full-time student or more, subject to other limitations. Tax-exempt shareholders should contact their tax advisers and financial planners regarding the tax consequences to them of an investment in the Fund.
Any investment in residual interests of a collateralized mortgage obligation that has elected to be treated as a REMIC can create complex U.S. federal income tax consequences, especially if the Fund has state or local governments or other tax-exempt organizations as shareholders.
Special tax consequences apply to charitable remainder trusts (“CRTs”) (as defined in Section 664 of the Code) that invest in RICs that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. CRTs are urged to consult their own tax advisers and financial planners concerning these special tax consequences.
Tax Shelter Reporting Regulations
Generally, under U.S. Treasury regulations, if an individual shareholder recognizes a loss of $2 million or more, or if a corporate shareholder recognizes a loss of $10 million or more, with respect to Fund shares, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of securities are in many cases exempt from this reporting requirement, but under current guidance, shareholders of a RIC are not exempt. Future guidance may extend the current exemption from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their own tax advisers to determine the applicability of these regulations in light of their individual circumstances.
Cost Basis Reporting
In general, the Fund must report “cost basis” information to its shareholders and the IRS for redemptions of “covered shares.” Fund shares purchased on or after January 1, 2012 are generally treated as covered shares. By contrast, Fund shares purchased before January 1, 2012 or shares without complete cost basis information are generally treated as noncovered shares. Fund shareholders should consult their tax advisers to obtain more information about how these cost basis rules apply to them and determine which cost basis method allowed by the IRS is best for them.

Recently Enacted Tax Legislation
Under recently enacted tax legislation, the Fund may be required to recognize income sooner than it otherwise would, which also may result in a change in its methods of tax accounting. The full effects of this tax legislation are not certain and may cause the Fund and its shareholders to be taxed in a manner different than as described above. Prospective shareholders should recognize that the present U.S. federal income tax treatment of the Fund and their shareholders may be modified by legislative, judicial or administrative actions at any time, which may be retroactive in effect. The rules dealing with U.S. federal income taxation are constantly under review by Congress, the IRS and the Treasury Department, and statutory changes as well as promulgation of new regulations, revisions to existing statutes, and revised interpretations of established concepts occur frequently. You should consult your advisers concerning the status of legislative proposals that may pertain to holding Fund shares.
The foregoing summary should not be considered to describe fully the income and other tax consequences of an investment in the Fund. Fund investors are strongly urged to consult with their tax advisers, with specific reference to their own situations, with respect to the potential tax consequences of an investment in the Fund.
SHAREHOLDER MEETINGS
The Maryland Business Corporation Law permits registered investment companies, such as the Corporation, to operate without an annual meeting of shareholders under specified circumstances if an annual meeting is not required by the 1940 Act.  The Corporation has adopted the appropriate provisions in its bylaws and does not ordinarily hold annual meetings of shareholders unless required by the 1940 Act or other applicable law. Specifically, it does not hold an annual meeting in any year in which none of the following matters is required to be acted upon by the shareholders under the 1940 Act: (i) election of directors; (ii) approval of an investment advisory agreement; (iii) ratification of the selection of auditors; and (iv) approval of a distribution agreement.
The Corporation’s bylaws also contain procedures for the removal of directors by its shareholders.  At any meeting of shareholders, duly called and at which a quorum is present, the shareholders may, by the affirmative vote of the holders of a majority of the votes entitled to be cast thereon, remove any director or directors from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed directors.
Upon the written request of the holders of shares entitled to not less than ten percent (10%) of all the votes entitled to be cast at such meeting, the Secretary of the Corporation shall promptly call a special meeting of shareholders for the purpose of voting upon the question of removal of any director.  Whenever ten or more shareholders of record who have been such for at least six months preceding the date of application, and who hold in the aggregate either shares having a net asset value of at least $25,000 or at least one percent (1%) of the total outstanding shares, whichever is less, shall apply to the Corporation’s Secretary in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to a request for a meeting as described above and accompanied by a form of communication and request which they wish to transmit, the Secretary shall within five business days after such application either:  (1) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of the Corporation; or (2) inform such applicants as to the approximate number of shareholders of record and the approximate cost of mailing to them the proposed communication and form of request.

If the Secretary elects to follow the course specified in clause (2) of the last sentence of the preceding paragraph, the Secretary, upon the written request of such applicants, accompanied by a tender of the material to be mailed and of the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books unless within five business days after such tender the Secretary shall mail to such applicants and file with the SEC, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Board to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion.
After opportunity for hearing upon the objections specified in the written statement so filed, the SEC may, and if demanded by the Board or by such applicants shall, enter an order either sustaining one or more of such objections or refusing to sustain any of them.  If the SEC shall enter an order refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more of such objections, the SEC shall find, after notice and opportunity for hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Secretary shall mail copies of such material to all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.
CAPITAL STRUCTURE
The Corporation’s Articles of Incorporation permit the Board to issue 2,700,000,000 shares of common stock.  The Board has the power to designate one or more classes (“series”) of shares of common stock and to classify or reclassify any unissued shares with respect to such series.  The Board may classify or reclassify any unissued shares into one or more classes or series without shareholder approval to the extent permitted by law. Currently the Corporation is offering six series, the FMI Global Equity ETF, Large Cap Fund, the Common Stock Fund, the International Fund, the International Currency Unhedged Fund, and the FMI Global Equity Fund.
The shares of each one of the Funds are fully paid and non-assessable, have no preference as to conversion, exchange, dividends, retirement or other features; and have no pre-emptive rights.  Such shares have non-cumulative voting rights, meaning that the holders of more than 50% of the shares voting for the election of directors can elect 100% of the directors if they so choose.  Generally shares are voted in the aggregate and not by each one of the Funds, except where class-voting rights by Fund is required by Maryland law or the 1940 Act.
The shares of each one of the Funds have the same preferences, limitations and rights, except that all consideration received from the sale of shares of one of the Funds, together with all income, earnings, profits and proceeds thereof, belong to that Fund and are charged with the liabilities in respect of that Fund and of that Fund’s share of the general liabilities of the Corporation in the proportion that the total net assets of that Fund bears to the total net assets of said Fund.  However, the Board of the Corporation may, in its discretion, direct that any one or more general liabilities of the Corporation be allocated between the Funds on a different basis.  The net asset value per share of each one of the Funds is based on the assets belonging to that Fund less the liabilities charged to that Fund, and dividends are paid on shares of each one of the Funds only out of lawfully available assets belonging to that Fund.  In the event of liquidation or dissolution of the Corporation, the shareholders of the Funds will be entitled, out of the assets of the Corporation available for distribution, to the assets belonging to such Fund.

The Large Cap Fund, Common Stock Fund, and International Fund offer both Investor Class shares and Institutional Class shares. The International Currency Unhedged Fund currently only offers Institutional Class shares.  Investor Class shares (when offered) and Institutional Class shares are available to shareholders who invest directly in the Funds, or who invest through a broker-dealer, financial institution or servicing agent that have entered into appropriate arrangements with the Funds.  The Investor Class shares and Institutional Class shares represent an interest in the same assets of the Funds, have the same rights and are identical in all material respects except that (1) Investor Class shares (when offered) of the Funds (other than the Common Stock Fund) may bear distribution fees (but do not currently bear distribution fees) and Investor Class shares (when offered) are subject to shareholder servicing fees at an annual rate of up to 0.15% of the average daily net assets, or at an annual per account rate approved by the Board, and Institutional Class shares are not subject to any such fees, (2)  Institutional Class shares have a higher minimum initial investment, and (3) the Board may elect to have certain expenses specific to the Investor Class shares or Institutional Class shares be borne solely by the Class to which such expenses are attributable, but any expenses not specifically allocated to the Investor Class shares or Institutional Class shares are generally allocated to each such class proportionately (after any applicable base fee to be paid by a class of shares of one of the Funds attributable to such expense) on the basis of the net asset value of that Class in relation to the net asset value of the applicable Fund.
The Fund described in this SAI offers only one class of shares, which are listed on a national securities exchange and are generally bought and sold in the secondary market at market prices.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
For the fiscal year ending September 30, 2026, Cohen & Company, Ltd. will serve as the independent registered public accounting firm for the Fund.
DESCRIPTION OF SECURITIES RATINGS
Short-Term Credit Ratings
A Standard & Poor’s short-term issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days.  The following summarizes the rating categories used by Standard & Poor’s for short-term issues:
“A-1” – A short-term obligation rated “A-1” is rated in the highest category and indicates that the obligor’s capacity to meet its financial commitment on the obligation is strong.  Within this category, certain obligations are designated with a plus sign (+).  This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.
“A-2” – A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

“A-3” – A short-term obligation rated “A-3” exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
“B” – A short-term obligation rated “B” is regarded as vulnerable and has significant speculative characteristics.  The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.
“C” – A short-term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.
“D” – A short-term obligation rated “D” is in default or in breach of an imputed promise.  For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within any stated grace period.  However, any stated grace period longer than five business days will be treated as five business days.  The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.  An obligation’s rating is lowered to “D” if it is subject to a distressed exchange offer.
Local Currency and Foreign Currency Risks – Standard & Poor’s issuer credit ratings make a distinction between foreign currency ratings and local currency ratings.  An issuer’s foreign currency rating will differ from its local currency rating when the obligor has a different capacity to meet its obligations denominated in its local currency, vs. obligations denominated in a foreign currency.
Moody’s Investors Service (“Moody’s”) short-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of thirteen months or less and reflect both the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default.  Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments.
Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:
“P-1” – Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
“P-2” – Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
“P-3” – Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.
“NP” – Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
Fitch, Inc. / Fitch Ratings Ltd. (“Fitch”) short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation.  Short-term ratings are assigned to obligations whose initial maturity is viewed as “short-term” based on market convention.  Typically, this means up to 13 months for corporate, sovereign and structured obligations, and up to 36 months for obligations in U.S. public finance markets.  The following summarizes the rating categories used by Fitch for short-term obligations:

“F1” – Securities possess the highest short-term credit quality.  This designation indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.
“F2” – Securities possess good short-term credit quality.  This designation indicates good intrinsic capacity for timely payment of financial commitments.
“F3” – Securities possess fair short-term credit quality.  This designation indicates that the intrinsic capacity for timely payment of financial commitments is adequate.
“B” – Securities possess speculative short-term credit quality.  This designation indicates minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.
“C” – Securities possess high short-term default risk.  Default is a real possibility.
“RD” – Restricted default.  Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations.  Typically applicable to entity ratings only.
“D” – Default.  Indicates a broad-based default event for an entity, or the default of a short-term obligation.
The DBRS® Ratings Limited (“DBRS”) short-term debt rating scale provides an opinion on the risk that an issuer will not meet its short-term financial obligations in a timely manner.  Ratings are based on quantitative and qualitative considerations relevant to the issuer and the relative ranking of claims.  The R-1 and R-2 rating categories are further denoted by the sub-categories “(high)”, “(middle)”, and “(low)”.
The following summarizes the ratings used by DBRS for commercial paper and short-term debt:
“R-1 (high)” - Short-term debt rated “R-1 (high)” is of the highest credit quality.  The capacity for the payment of short-term financial obligations as they fall due is exceptionally high.  Unlikely to be adversely affected by future events.
“R-1 (middle)” – Short-term debt rated “R-1 (middle)” is of superior credit quality.  The capacity for the payment of short-term financial obligations as they fall due is very high.  Differs from “R-1 (high)” by a relatively modest degree.  Unlikely to be significantly vulnerable to future events.
“R-1 (low)” – Short-term debt rated “R-1 (low)” is of good credit quality. The capacity for the payment of short-term financial obligations as they fall due is substantial.  Overall strength is not as favorable as higher rating categories.  May be vulnerable to future events, but qualifying negative factors are considered manageable.

“R-2 (high)” – Short-term debt rated “R-2 (high)” is considered to be at the upper end of adequate credit quality.  The capacity for the payment of short-term financial obligations as they fall due is acceptable.  May be vulnerable to future events.
“R-2 (middle)” – Short-term debt rated “R-2 (middle)” is considered to be of adequate credit quality.  The capacity for the payment of short-term financial obligations as they fall due is acceptable.  May be vulnerable to future events or may be exposed to other factors that could reduce credit quality.
“R-2 (low)” – Short-term debt rated “R-2 (low)” is considered to be at the lower end of adequate credit quality.  The capacity for the payment of short-term financial obligations as they fall due is acceptable.  May be vulnerable to future events.  A number of challenges are present that could affect the issuer’s ability to meet such obligations.
“R-3” – Short-term debt rated “R-3” is considered to be at the lowest end of adequate credit quality.  There is a capacity for the payment of short-term financial obligations as they fall due.  May be vulnerable to future events and the certainty of meeting such obligations could be impacted by a variety of developments.
“R-4” – Short-term debt rated “R-4” is considered to be of speculative credit quality.  The capacity for the payment of short-term financial obligations as they fall due is uncertain.
“R-5” – Short-term debt rated “R-5” is considered to be of highly speculative credit quality.  There is a high level of uncertainty as to the capacity to meet short-term financial obligations as they fall due.
“D” – Short-term debt rated “D” is assigned when the issuer has filed under any applicable bankruptcy, insolvency or winding up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods, a downgrade to “D” may occur.  DBRS may also use “SD” (Selective Default) in cases where only some securities are impacted, such as the case of a “distressed exchange”.
Long-Term Credit Ratings
The following summarizes the ratings used by Standard & Poor’s for long-term issues:
“AAA” – An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s.  The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
“AA” – An obligation rated “AA” differs from the highest-rated obligations only to a small degree.  The obligor’s capacity to meet its financial commitment on the obligation is very strong.
“A” – An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.
“BBB” – An obligation rated “BBB” exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
“BB,” “B,” “CCC,” “CC” and “C” – Obligations rated “BB,” “B,” “CCC,” “CC” and “C” are regarded as having significant speculative characteristics.  “BB” indicates the least degree of speculation and “C” the highest.  While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

“BB” – An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues.  However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
“B” – An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitment on the obligation.  Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.
“CCC” – An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.  In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.
“CC” – An obligation rated “CC” is currently highly vulnerable to nonpayment.  The “CC” rating is used when a default has not yet occurred, but Standard & Poor’s expects default to be a virtual certainty, regardless of the anticipated time to default.
“C” – An obligation rated “C” is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.
“D” – An obligation rated “D” is in default or in breach of an imputed promise.  For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days.  The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.  An obligation’s rating is lowered to “D” if it is subject to a distressed exchange offer.
Plus (+) or minus (-) – The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.
“NR” – This indicates that no rating has been requested, or that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.
Local Currency and Foreign Currency Risks - Standard & Poor’s issuer credit ratings make a distinction between foreign currency ratings and local currency ratings.  An issuer’s foreign currency rating will differ from its local currency rating when the obligor has a different capacity to meet its obligations denominated in its local currency, vs. obligations denominated in a foreign currency.

Moody’s long-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of one year or more.  Such ratings reflect both the likelihood of default on contractually promised payments and the expected financial loss suffered in the event of default.  The following summarizes the ratings used by Moody’s for long-term debt:
“Aaa” – Obligations rated “Aaa” are judged to be of the highest quality, subject to the lowest level of credit risk.
“Aa” – Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.
“A” – Obligations rated “A” are judged to be upper-medium grade and are subject to low credit risk.
“Baa” – Obligations rated “Baa” are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.
“Ba” – Obligations rated “Ba” are judged to be speculative and are subject to substantial credit risk.
“B” – Obligations rated “B” are considered speculative and are subject to high credit risk.
“Caa” – Obligations rated “Caa” are judged to be speculative of poor standing and are subject to very high credit risk.
“Ca” – Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
“C” – Obligations rated “C” are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.
Note:  Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from “Aa” through “Caa.”  The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.
The following summarizes long-term ratings used by Fitch:
“AAA” – Securities considered to be of the highest credit quality.  “AAA” ratings denote the lowest expectation of credit risk.  They are assigned only in cases of exceptionally strong capacity for payment of financial commitments.  This capacity is highly unlikely to be adversely affected by foreseeable events.
“AA” – Securities considered to be of very high credit quality.  “AA” ratings denote expectations of very low credit risk.  They indicate very strong capacity for payment of financial commitments.  This capacity is not significantly vulnerable to foreseeable events.
“A” – Securities considered to be of high credit quality.  “A” ratings denote expectations of low credit risk.  The capacity for payment of financial commitments is considered strong.  This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.
“BBB” – Securities considered to be of good credit quality.  “BBB” ratings indicate that expectations of credit risk are currently low.  The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

“BB” – Securities considered to be speculative.  “BB” ratings indicate that there is an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.
“B” – Securities considered to be highly speculative.  “B” ratings indicate that material credit risk is present.
“CCC” – A “CCC” rating indicates that substantial credit risk is present.
“CC” – A “CC” rating indicates very high levels of credit risk.
“C” – A “C” rating indicates exceptionally high levels of credit risk.
Defaulted obligations typically are not assigned “RD” or “D” ratings, but are instead rated in the “B” to “C” rating categories, depending upon their recovery prospects and other relevant characteristics.  Fitch believes that this approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.
Plus (+) or minus (-) may be appended to a rating to denote relative status within major rating categories.  Such suffixes are not added to the “AAA” obligation rating category, or to corporate finance obligation ratings in the categories below “CCC”.
The DBRS long-term rating scale provides an opinion on the risk of default.  That is, the risk that an issuer will fail to satisfy its financial obligations in accordance with the terms under which an obligation has been issued.  Ratings are based on quantitative and qualitative considerations relevant to the issuer, and the relative ranking of claims.  All rating categories other than AAA and D also contain subcategories “(high)” and “(low)”.  The absence of either a “(high)” or “(low)” designation indicates the rating is in the middle of the category.  The following summarizes the ratings used by DBRS for long-term debt:
“AAA” -  Long-term debt rated “AAA” is of the highest credit quality.  The capacity for the payment of financial obligations is exceptionally high and unlikely to be adversely affected by future events.
“AA” – Long-term debt rated “AA” is of superior credit quality.  The capacity for the payment of financial obligations is considered high.  Credit quality differs from “AAA” only to a small degree.  Unlikely to be significantly vulnerable to future events.
“A” – Long-term debt rated “A” is of good credit quality.  The capacity for the payment of financial obligations is substantial, but of lesser credit quality than “AA.”  May be vulnerable to future events, but qualifying negative factors are considered manageable.
“BBB” – Long-term debt rated “BBB” is of adequate credit quality.  The capacity for the payment of financial obligations is considered acceptable.  May be vulnerable to future events.
“BB” – Long-term debt rated “BB” is of speculative, non-investment grade credit quality.  The capacity for the payment of financial obligations is uncertain.  Vulnerable to future events.
“B” – Long-term debt rated “B” is of highly speculative credit quality.  There is a high level of uncertainty as to the capacity to meet financial obligations.

“CCC”, “CC” and “C” – Long-term debt rated in any of these categories is of very highly speculative credit quality. In danger of defaulting on financial obligations.  There is little difference between these three categories, although “CC” and “C” ratings are normally applied to obligations that are seen as highly likely to default, or subordinated to obligations rated in the “CCC” to “B” range.  Obligations in respect of which default has not technically taken place but is considered inevitable may be rated in the “C” category.
“D” – A security rated “D” is assigned when the issuer has filed under any applicable bankruptcy, insolvency or winding up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods, a downgrade to “D” may occur.  DBRS may also use “SD” (Selective Default) in cases where only some securities are impacted, such as the case of a “distressed exchange”.
About Credit Ratings
A Standard & Poor’s issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs).  It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated.  The opinion reflects Standard & Poor’s view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.
Moody’s credit ratings must be construed solely as statements of opinion and not statements of fact or recommendations to purchase, sell or hold any securities.
Fitch’s credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations.  Fitch credit ratings are used by investors as indications of the likelihood of receiving the money owed to them in accordance with the terms on which they invested.  Fitch’s credit ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.
DBRS credit ratings are opinions based on the quantitative and qualitative analysis of information sourced and received by DBRS, which information is not audited or verified by DBRS.  Ratings are not buy, hold or sell recommendations and they do not address the market price of a security.  Ratings may be upgraded, downgraded, placed under review, confirmed and discontinued.

FMI FUNDS, INC.
PART C

OTHER INFORMATION

Item 28. Exhibits

(a)(i)	Registrant’s Articles of Incorporation, dated September 5, 1996. (15)

(a)(ii)	Articles Supplementary Effective as of December 4, 2001. (6)

(a)(iii)	Articles Supplementary Effective as of October 15, 2008. (4)

(a)(iv)	Articles Supplementary Effective as of September 17, 2010. (6)

(a)(v)	Articles Supplementary Effective as of May 24, 2013. (10)

(a)(vi)	Articles Supplementary Effective as of January 22, 2014. (9)

(a)(vii)	Articles Supplementary Effective as of October 24, 2016. (12)

(a)(viii)	Articles Supplementary Effective as of February 6, 2017. (15)

(a)(ix)	Articles Supplementary Effective as of December 9, 2019. (14)

(a)(x)	Articles Supplementary Effective as of December 27, 2024. (19)

(a)(xi)	Form of Articles Supplementary – Filed Herewith.

(b)(i)	Registrant’s Bylaws. (16)

(c)	See relevant portions of Articles of Incorporation, as amended, and By-laws.

(d)(i)(A)	Investment Advisory Agreement with Fiduciary Management, Inc. relating to FMI Large Cap Fund. (2)

(d)(i)(B)	Amendment to Investment Advisory Agreement with Fiduciary Management, Inc. relating to FMI Large Cap Fund. (3)

(d)(i)(C)	Amendment No. 2 to Investment Advisory Agreement with Fiduciary Management, Inc. relating to FMI Large Cap Fund. (11)

(d)(i)(D)	Amendment No. 3 to Investment Advisory Agreement with Fiduciary Management, Inc. relating to FMI Large Cap Fund. (12)

(d)(i)(E)	Amendment No. 4 to Investment Advisory Agreement with Fiduciary Management, Inc. relating to FMI Large Cap Fund. (13)

(d)(ii)	Amended and Restated Investment Advisory Agreement with Fiduciary Management, Inc. relating to FMI International Fund. (11)

(d)(iii)(A)	Amended and Restated Investment Advisory Agreement with Fiduciary Management, Inc. relating to FMI Common Stock Fund. (11)

(d)(iii)(B)	Amendment No. 1 to Investment Advisory Agreement with Fiduciary Management, Inc. relating to FMI Common Stock Fund. (12)

(d)(iii)(C)	Amendment No. 2 to Investment Advisory Agreement with Fiduciary Management, Inc. relating to FMI Common Stock Fund. (13)

(d)(iv)	Investment Advisory Agreement with Fiduciary Management, Inc. relating to FMI International Fund II - Currency Unhedged. (14)

(d)(v)	Investment Advisory Agreement with Fiduciary Management, Inc. relating to FMI Global Fund. (19)

(d)(vi)	Form of Investment Advisory Agreement with Fiduciary Management, Inc. relating to FMI Global Equity ETF - Filed Herewith.

(e)(i)	Distribution Agreement, dated March 31, 2022. (17)

(e)(ii)	Amendment Distribution Agreement, effective December 31, 2024. (19)

(e)(iii)	Form of ETF Distribution Agreement - Filed Herewith.

(f)	None.

(g)(i)(A)	Amended and Restated Custody Agreement effective January 1, 2019. (13)

(g)(i)(B)	First Amendment to the Amended and Restated Custody Agreement, dated December 31, 2019. (14)

(g)(i)(C)	Second Amendment to the Amended and Restated Custody Agreement. (20)

(g)(ii)	Form of ETF Custody Agreement – Filed Herewith.

(g)(iii)	Form of ETF Cash Custody Agreement - Filed Herewith.

(h)(i)(A)	Fund Administration Servicing Agreement effective January 1, 2017. (12)

(h)(i)(B)	First Amendment to Fund Administration Servicing Agreement, dated January 1, 2019. (13)

(h)(i)(C)	Second Amendment to Fund Administration Servicing Agreement, dated December 31, 2019. (14)

(h)(i)(D)	Third Amendment to Fund Administration Servicing Agreement. (20)

(h)(ii)(A)	Amended and Restated Transfer Agent Servicing Agreement effective January 1, 2019. (13)

(h)(ii)(B)	First Amendment to Amended and Restated Transfer Agent Servicing Agreement, dated December 31, 2019. (14)

(h)(ii)(C)	Second Amendment to Amended and Restated Transfer Agent Servicing Agreement. (20)

(h)(iii)(A)	Fund Accounting Servicing Agreement effective January 1, 2017. (12)

(h)(iii)(B)	First Amendment to Fund Accounting Servicing Agreement, dated January 1, 2019. (13)

(h)(iii)(C)	Second Amendment to Fund Accounting Servicing Agreement, dated December 31, 2019. (14)

(h)(iii)(D)	Third Amendment to Fund Accounting Servicing Agreement. (20)

(h)(iv)(A)	Amended and Restated Shareholder Servicing Plan dated December 31, 2019. (14)

(h)(iv)(B)	Amendment to Amended and Restated Shareholder Servicing Plan, dated December 31, 2024. (19)

(h)(v)(A)	Amended and Restated Operating Expense Limitation Agreement dated December 31, 2019. (14)

(h)(v)(B)	Amended and Restated Operating Expense Limitation Agreement, effective December 31, 2024. (19)

(h)(vi)	Power of Attorney dated September 14, 2018. (13)

(h)(vii)	Power of Attorney dated January 25, 2024. (18)

(h)(viii)	Form of ETF Administration Servicing Agreement – Filed Herewith.

(h)(ix)	Form of ETF Transfer Agent Servicing Agreement – Filed Herewith.

(h)(x)	Form of ETF Accounting Servicing Agreement – Filed Herewith.

(h)(xi)	Form of ETF Distribution Services Agreement – Filed Herewith.

(i)	Opinion of Foley & Lardner LLP, counsel for Registrant – Filed Herewith.

(j)	Consent of Independent Registered Public Accounting Firm – Not Applicable.

(k)	None.

(l)(i)	Subscription Agreement. (1)

(m)(i)	Amended and Restated Service and Distribution Plan, dated December 31, 2019. (14)

(m)(ii)	Amended and Restated Service and Distribution Plan, dated December 31, 2024. (19)

(n)(ii)	Amended and Restated Rule 18f-3 Multi-Class Plan dated December 31, 2024. (19)

(p)(i)	Code of Ethics of Registrant. (4)

(p)(ii)	Code of Ethics of Fiduciary Management, Inc. (5)

(p)(iii)	Code of Ethics of Foreside Financial Services LLC - not applicable per Rule 17j-1(c)(3).
________________________________________________________________________________

(1)	Previously filed as an exhibit to Registrant’s Initial Registration Statement on Form N-1A on September 26, 1996 and incorporated by reference thereto.
(2)	Previously filed as an exhibit to Post-Effective Amendment No. 6 to Registrant’s Registration Statement on Form N-1A on October 17, 2001 and incorporated by reference thereto.
(3)	Previously filed as an exhibit to Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-1A on December 1, 2004 and incorporated by reference thereto.
(4)	Previously filed as an exhibit to Post-Effective Amendment No. 14 to Registrant’s Registration Statement on Form N-1A on January 30, 2009 and incorporated by reference thereto.
(5)	Previously filed as an exhibit to Post-Effective Amendment No. 16 to Registrant’s Registration Statement on Form N-1A on January 29, 2010 and incorporated by reference thereto.
(6)	Previously filed as an exhibit to Post-Effective Amendment No. 17 to Registrant’s Registration Statement on Form N-1A on September 29, 2010 and incorporated by reference thereto.
(7)	Previously filed as an exhibit to Post-Effective Amendment No. 19 to Registrant’s Registration Statement on Form N-1A on January 31, 2011 and incorporated by reference thereto.
(8)	Previously filed as an exhibit to Post-Effective Amendment No. 23 to Registrant’s Registration Statement on Form N-1A on January 29, 2013 and incorporated by reference thereto.
(9)	Previously filed as an exhibit to Post-Effective Amendment No. 28 to Registrant’s Registration Statement on Form N-1A on January 28, 2014 and incorporated by reference thereto.
(10)	Previously filed as an exhibit to Post-Effective Amendment No. 30 to Registrant’s Registration Statement on Form N-1A on January 27, 2015 and incorporated by reference thereto.

(11)	Previously filed as an exhibit to Post-Effective Amendment No. 32 to Registrant’s Registration Statement on Form N-1A on January 29, 2016 and incorporated by reference thereto.
(12)	Previously filed as an exhibit to Post-Effective Amendment No. 35 to Registrant’s Registration Statement on Form N-1A on January 27, 2017 and incorporated by reference thereto.
(13)	Previously filed as an exhibit to Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A on January 29, 2019 and incorporated by reference thereto.
(14)	Previously filed as an exhibit to Post-Effective Amendment No. 42 to Registrant’s Registration Statement on Form N-1A on December 20, 2019 and incorporated by reference thereto.
(15)	Previously filed as an exhibit to Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A on January 28, 2021 and incorporated by reference thereto.
(16)	Previously filed as an exhibit to Post-Effective Amendment No. 59 to Registrant's Registration Statement on Form N-1A on January 28, 2022 and incorporated by reference thereto.
(17)	Previously filed as an exhibit to Post-Effective Amendment No. 60 to Registrant's Registration Statement on Form N-1A on January 26, 2023 and incorporated by reference thereto.
(18)	Previously filed as an exhibit to Post-Effective Amendment No. 61 to Registrant's Registration Statement on Form N-1A on January 25, 2024 and incorporated by reference thereto.
(19)	Previously filed as an exhibit to Post-Effective Amendment No. 63 to Registrant's Registration Statement on Form N-1A on December 12, 2024 and incorporated by reference thereto.
(20)	Previously filed as an exhibit to Post-Effective Amendment No. 64 to Registrant's Registration Statement on Form N-1A on January 27, 2025 and incorporated by reference thereto.

Item 29. Persons Controlled by or Under Common Control with Registrant

None.

Item 30. Indemnification

Pursuant to the authority of the Maryland General Corporation Law, particularly Section 2-418 thereof, Registrant’s Board of Directors has adopted the following bylaw which is in full force and effect and has not been modified or cancelled:

Article VII
GENERAL PROVISIONS

Section 7. Indemnification.

A. The corporation shall indemnify all of its corporate representatives against expenses, including attorneys’ fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by them in connection with the defense of any action, suit or proceeding, or threat or claim of such action, suit or proceeding, whether civil, criminal, administrative, or legislative, no matter by whom brought, or in any appeal in which they or any of them are made parties or a party by reason of being or having been a corporate representative, if the corporate representative acted in good faith and in a manner reasonably believed to be in or not opposed to the best interests of the corporation and with respect to any criminal proceeding, if he had no reasonable cause to believe his conduct was unlawful provided that the corporation shall not indemnify corporate representatives in relation to matters as to which any such corporate representative shall be adjudged in such action, suit or proceeding to be liable for gross negligence, willful misfeasance, bad faith, reckless disregard of the duties and obligations involved in the conduct of his office, or when indemnification is otherwise not permitted by the Maryland General Corporation Law.

B. In the absence of an adjudication which expressly absolves the corporate representative, or in the event of a settlement, each corporate representative shall be indemnified hereunder only if there has been a reasonable determination based on a review of the facts that indemnification of the corporate representative is proper because he has met the applicable standard of conduct set forth in paragraph A. Such determination shall be made: (i) by the board of directors, by a majority vote of a quorum which consists of directors who were not parties to the action, suit or proceeding, or if such a quorum cannot be obtained, then by a majority vote of a committee of the board consisting solely of two or more directors, not, at the time, parties to the action, suit or proceeding and who were duly designated to act in the matter by the full board in which the designated directors who are parties to the action, suit or proceeding may participate; or (ii) by special legal counsel selected by the board of directors or a committee of the board by vote as set forth in (i) of this paragraph, or, if the requisite quorum of the full board cannot be obtained herefore and the committee cannot be established, by a majority vote of the full board in which directors who are parties to the action, suit or proceeding may participate.

C. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall create a rebuttable presumption that the person was guilty of willful misfeasance, bad faith, gross negligence or reckless disregard to the duties and obligations involved in the conduct of his or her office, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his or her conduct was unlawful.

D. Expenses, including attorneys’ fees, incurred in the preparation of and/or presentation of the defense of a civil or criminal action, suit or proceeding may be paid by the corporation in advance of the final disposition of such action, suit or proceeding as authorized in the manner provided in Section 2-418(F) of the Maryland General Corporation Law upon receipt of: (i) an undertaking by or on behalf of the corporate representative to repay such amount unless it shall ultimately be determined that he or she is entitled to be indemnified by the corporation as authorized in this bylaw; and (ii) a written affirmation by the corporate representative of the corporate representative’s good faith belief that the standard of conduct necessary for indemnification by the corporation has been met.

E. The indemnification provided by this bylaw shall not be deemed exclusive of any other rights to which those indemnified may be entitled under these bylaws, any agreement, vote of stockholders or disinterested directors or otherwise, both as to action in his or her official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person subject to the limitations imposed from time to time by the Investment Company Act of 1940, as amended.

F. This corporation shall have power to purchase and maintain insurance on behalf of any corporate representative against any liability asserted against him or her and incurred by him or her in such capacity or arising out of his or her status as such, whether or not the corporation would have the power to indemnify him or her against such liability under this bylaw provided that no insurance may be purchased or maintained to protect any corporate representative against liability for gross negligence, willful misfeasance, bad faith or reckless disregard of the duties and obligations involved in the conduct of his or her office.

G. “Corporate Representative” means an individual who is or was a director, officer, agent or employee of the corporation or who serves or served another corporation, partnership, joint venture, trust or other enterprise in one of these capacities at the request of the corporation and who, by reason of his or her position, is, was, or is threatened to be made, a party to a proceeding described herein.

Insofar as indemnification for and with respect to liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person or Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of Investment Adviser

Incorporated by reference to the Statement of Additional Information pursuant to Rule 411 under the Securities Act of 1933.

Item 32. Principal Underwriter.

Item 32(a): Foreside Financial Services, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.13D A13D Activist Fund, Series of Northern Lights Fund Trust
2.2nd Vote Funds
3.AAMA Equity Fund, Series of Asset Management Fund
4.AAMA Income Fund, Series of Asset Management Fund
5.Adams Street Private Equity Navigator Fund LLC
6.Advisers Investment Trust
7.AG Twin Brook Capital Income Fund
8.AltShares Trust
9.American Beacon AHL Trend ETF, Series of American Beacon Select Funds
10.American Beacon GLG Natural Resources ETF, American Beacon Select Funds
11.American Beacon Ionic Inflation Protection ETF, American Beacon Select Funds
12.Aristotle Funds Series Trust
13.Boston Trust Walden Funds (f/k/a The Boston Trust & Walden Funds)
14.Bow River Capital Evergreen Fund
15.Connetic Venture Capital Access Fund
16.Constitution Capital Access Fund, LLC
17.Datum One Series Trust
18.Diamond Hill Funds
19.Diamond Hill Securitized Credit Fund
20.Driehaus Mutual Funds
21.EntrepreneurShares Series Trust
22.FMI Funds, Inc.
23.Impax Funds Series Trust I (f/k/a Pax World Funds Series Trust I)
24.Impax Funds Series Trust III (f/k/a Pax World Funds Series Trust III)
25.Inspire 100 ETF, Series of Northern Lights Fund Trust IV
26.Inspire 500 ETF, Series of Northern Lights Fund Trust IV
27.Inspire Corporate Bond ETF, Series of Northern Lights Fund Trust IV
28.Inspire Fidelis Multi Factor ETF, Series of Northern Lights Fund Trust IV
29.Inspire Global Hope ETF, Series of Northern Lights Fund Trust IV
30.Inspire International ETF, Series of Northern Lights Fund Trust IV
31.Inspire Growth ETF, Series of Northern Lights Fund Trust IV
32.Inspire Small/Mid Cap ETF, Series of Northern Lights Fund Trust IV
33.Inspire Capital Appreciation ETF, Series of the Northern Lights Fund Trust IV
34.LifeX 2035 Income Bucket ETF, Series of Stone Ridge Trust
35.LifeX 2050 Inflation-Protected Longevity Income ETF, Series of Stone Ridge Trust
36.LifeX 2050 Longevity Income ETF, Series of Stone Ridge Trust
37.LifeX 2055 Inflation-Protected Longevity Income ETF, Series of Stone Ridge Trust
38.LifeX 2055 Longevity Income ETF, Series of Stone Ridge Trust
39.LifeX 2060 Inflation-Protected Longevity Income ETF, Series of Stone Ridge Trust
40.LifeX 2060 Longevity Income ETF, Series of Stone Ridge Trust
41.LifeX 2065 Inflation-Protected Longevity Income ETF, Series of Stone Ridge Trust
42.LifeX 2065 Longevity Income ETF, Series of Stone Ridge Trust
43.LifeX Durable Income ETF, Series of Stone Ridge Trust
44.Nomura Energy Transition ETF, Series of Nomura ETF Trust
45.Nomura Focused Emerging Markets Equity ETF, Series of Nomura ETF Trust

46.Nomura Focused International Core ETF, Series of Nomura ETF Trust
47.Nomura Focused Large Growth ETF, Series of Nomura ETF Trust
48.Nomura Global Listed Infrastructure ETF, Series of Nomura ETF Trust
49.Nomura National High-Yield Municipal Bond ETF, Series of Nomura ETF Trust
50.Nomura Tax-Free USA Short Term ETF, Series of Nomura ETF Trust
51.Man ETF Series Trust
52.Meketa Infrastructure Fund
53.Nomura Alternative Income Fund
54.Praxis Mutual Funds
55.Primark Meketa Private Equity Investments Fund
56.SA Funds - Investment Trust
57.Sequoia Fund, Inc.
58.Simplify Exchange Traded Funds
59.Siren ETF Trust
60.Stone Ridge Alternative Lending Risk Premium Fund, Series of Stone Ridge Trust V
61.Stone Ridge Art Risk Premium Fund, Series of Stone Ridge Trust VIII
62.Stone Ridge Reinsurance Risk Premium Interval Fund, Series of Stone Ridge Trust II
63.Tactical Dividend and Momentum Fund, Series of Two Roads Shared Trust
64.TCW ETF Trust

Item 32(b): The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is 190 Middle Street, Suite 301, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant
Teresa Cowan	190 Middle Street, Suite 301, Portland, ME 04101	President/Manager	None
Chris Lanza	190 Middle Street, Suite 301, Portland, ME 04101	Vice President	None
Kate Macchia	190 Middle Street, Suite 301, Portland, ME 04101	Vice President	None
Jennifer A. Brunner	190 Middle Street, Suite 301, Portland, ME 04101	Vice President and Chief Compliance Officer	None
Gabriel E. Edelman	190 Middle Street, Suite 301, Portland, ME 04101	Secretary	None
Susan L. LaFond	190 Middle Street, Suite 301, Portland, ME 04101	Treasurer	None
Weston Sommers	190 Middle Street, Suite 301, Portland, ME 04101	Financial and Operations Principal and Chief Financial Officer	None

Item 32(c): Not applicable.

Item 33. Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Investment Adviser	Fiduciary Management, Inc., 790 North Water Street, Suite 2100 Milwaukee, Wisconsin 53202
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, Wisconsin 53202
Registrant’s Custodian	U.S. Bank National Association 1555 North River Center Drive, Suite 302 Milwaukee, Wisconsin 53212
Registrant’s Mutual Fund Distributor	Foreside Financial Services, LLC 190 Middle Street, Suite 301, Portland, Maine 04101.

Item 34. Management Services

All management-related service contracts are discussed in Part A or Part B of this Registration Statement.

Item 35. Undertakings

Registrant undertakes to provide its Annual Report to shareholders upon request without charge to any recipient of a Prospectus.

SIGNATURES

 Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 66 to its Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, duly authorized, in the City of Milwaukee and State of Wisconsin, on June 16, 2026.
FMI FUNDS, INC.
Registrant

By:   /s/ John S. Brandser
John S. Brandser
President and Director

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 66 to its Registration Statement has been signed below on June 16, 2026, by the following persons in the capacities indicated.
/s/ John S. Brandser John S. Brandser	President and Director
/s/ Jonathan T. Bloom* Jonathan T. Bloom	Treasurer, Vice President, and Director
/s/ Robert C. Arzbaecher* Robert C. Arzbaecher	Director
/s/ Patrick J. English* Patrick J. English	Director
/s/ Rebecca W. House* Rebecca W. House	Director
/s/ Paul S. Shain* Paul S. Shain	Director
/s/ Robert J. Venable* Robert J. Venable	Director
/s/ Lawrence J. Burnett* Lawrence J. Burnett	Director
*John S. Brandser signs this document pursuant to Power of Attorney dated September 14, 2018  filed as an exhibit to Registrant’s Post-Effective Amendment No. 39 to its Registration Statement on January 29, 2019 and to Power of Attorney dated January 25, 2024 filed as an exhibit to Registrant’s Post-Effective Amendment No. 61 to its Registration Statement on January 25, 2024.